Securities Act Registration No. 333-233986
Investment Act Registration No. 811-04473

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 7	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 79	[X]

AMERITAS VARIABLE SEPARATE ACCOUNT V
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

MORGAN B.S. LORENZEN
Second Vice President, Assistant General Counsel
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2022 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS: May 1, 2022
Ameritas Performance II VUL
Individual Flexible Premium
Variable Universal Life Insurance Policy	Ameritas Variable Separate Account V

If you are a new investor in the Policy, you may cancel your Policy within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Policy Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

This prospectus describes Ameritas Performance II VUL a Variable Universal Life Insurance policy (the "Policy"), especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. (The Subaccounts are listed in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY ("APPENDIX A") section of this prospectus.)

You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment. The Fixed Account is part of our General Account and is subject to financial strength and the claims paying ability of the Company.

Ameritas and its subsidiaries continuously monitor their various businesses, internal and external operations, the financial services industry as a whole, and the effects of various external events on our businesses. In response to the current COVID-19 pandemic, we have taken additional steps to continuously provide service to our Policy Owners. We continuously monitor the life insurance company’s investments, and are keeping abreast of developing strategies, in order to ensure that we maintain our financial strength during this unprecedented time of general uncertainty due to the pandemic.

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.

Policy guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Company.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable life insurance, has been prepared by the

SEC's staff and is available at Investor.gov.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life, Depositor)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-745-1112 ameritas.com
Ameritas Performance II VUL	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
KEY INFORMATION	5
OVERVIEW OF THE POLICY	6
PURPOSE OF THE POLICY
PREMIUMS
POLICY FEATURES
FEE TABLE	7
PORTFOLIO COMPANY OPERATING EXPENSES
PRINCIPAL RISKS OF INVESTING IN THE POLICY	9
THE COMPANY	12
THE SEPARATE ACCOUNT	12
PORTFOLIO COMPANIES	13
VOTING RIGHTS	13
THE FIXED ACCOUNT FIXED INTEREST RATE OPTION	13
CHARGES	14
TRANSACTION FEES
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES
GENERAL DESCRIPTION OF THE POLICY	16
THE PARTIES
STATE VARIATIONS
ALLOCATING PREMIUM
TELEPHONE TRANSACTIONS
TRANSFERS
THIRD-PARTY SERVICES
SYSTEMATIC TRANSFER PROGRAMS
GENERAL ACCOUNT
POLICY OR REGISTRANT CHANGES
DISRUPTIVE TRADING PROCEDURES
PREMIUMS	22
POLICY APPLICATION AND ISSUANCE
PREMIUM REQUIREMENTS
ACCOUNT VALUE
POLICY CHANGES
"RIGHT TO EXAMINE" PERIOD
OPTIONAL FEATURES
NONPARTICIPATING
SPECIAL ARRANGEMENTS
STANDARD DEATH BENEFITS	25
DEATH BENEFIT
NO MATURITY DATE
PAYMENT OF POLICY PROCEEDS
MISSTATEMENT OF AGE OR GENDER
SUICIDE
INCONTESTABILITY
ASSIGNMENT
UNCLAIMED DEATH BENEFIT PROCEEDS
OTHER BENEFITS UNDER THE POLICY	28
SURRENDERS AND WITHDRAWALS	37
CASH SURRENDER
PARTIAL WITHDRAWAL
DELAY OF PAYMENTS OR TRANSFERS
LOANS	38
LAPSE AND REINSTATEMENT	39
LAPSE AND GRACE PERIOD
REINSTATEMENT
TAXES	40
LEGAL PROCEEDINGS	43
FINANCIAL STATEMENTS	43
DISTRIBUTION OF THE POLICY	43
APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	44
ILLUSTRATIONS	48
STATEMENT OF ADDITIONAL INFORMATION REGISTRATION STATEMENT	48
REPORTS TO YOU	48
FINRA PUBLIC DISCLOSURE PROGRAM

Ameritas Performance II VUL	2

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the Loan Account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the Loan Account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Beneficiary is the person(s) to whom the Death Benefit proceeds are payable upon the death of the Insured. The Beneficiary is designated by the Owner in the application. If changed, the Beneficiary is as shown in the latest change filed and recorded with us. If no Beneficiary survives the Insured, the Owner or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value, minus the Surrender Charge, minus any Policy Debt.

Company, We, Us, Our, Ameritas Life, Depositor means Ameritas Life Insurance Corp.

Corridor Factor is the number, or fractional number, multiplied by the Account Value to determine the minimum death benefit required to maintain the Policy’s status as life insurance under Section 7702 of the Internal Revenue Code. These factors are shown on the Policy Schedule.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our General Account.

General Account is an account in which the assets of Ameritas Life Insurance Corp., are held, other than those allocated to the Separate Account or any other separate account.

Insured means the person shown on the Policy schedule upon whose life this Policy is issued. This individual's personal information determines the cost of the life insurance coverage. The Owner also may be the Insured.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured’s age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured’s age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable Investment Options of the Separate Account. The Loan Account is part of our General Account.

Minimum No-Lapse Premium means the amount that must be paid on a cumulative basis to keep this Policy in force during the minimum no-lapse period as shown on the Policy schedule.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Ameritas Performance II VUL	3

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Surrender Charge means the charge subtracted from the Account Value on the Surrender of this Policy.

Written Notice means information we have received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), or by faxing 402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. Ownership of this Policy may be held jointly. The Insured may or may not be the Owner.

Ameritas Performance II VUL	4

KEY INFORMATION

Important Information You Should Consider About the Policy

	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals

If you withdraw money from the Policy within 12 years from your initial Policy Date or the date of any increase in Specified Amount, you will be assessed a Surrender Charge. The maximum Surrender Charge for the initial Specified Amount is based on the Policy year of Surrender. For any increase in Specified Amount, a Surrender Charge based on the increase will be imposed in addition to the Surrender Charge prior to the increase. The maximum Surrender Charge is 4.838% per $1,000 of Specified Amount. The longest Surrender Charge period is 12 years from Policy Issue Date or the date of any increase in Specified Amount.

The maximum Surrender Charge is $48.38 per $1,000 of specified face amount. For example, the maximum Surrender Charge during the first year after issue (or a Specified Amount increase), assuming an initial face amount (or subsequent specified face amount increase) of $100,000, is $4,838.00.

The maximum Partial Withdrawal Charge is $50 upon each withdrawal.

FEE TABLE CHARGES PRINCIPAL RISKS OF INVESTING IN THE POLICY SURRENDERS AND WITHDRAWALS
Transaction Charges

In addition to Surrender Charges, you may be charged for other transactions (such as when you make a premium payment (Premium Payment) or transfer Policy Value between Investment Options (Transfer Fee)).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the loan, partial withdrawal, or Surrender. This is a charge by us and is not a Policy charge.

FEE TABLE CHARGES
Ongoing Fees and Expenses (annual charges)	In addition to Surrender Charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy; such fees and expenses are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should view the Policy Specifications page of your Policy for rates applicable to your Policy. There is also a monthly administration fee. There is a daily mortality and expense risk fee deducted from the Separate Account. The charge is made against the Separate Account assets, and is equivalent to an effective annual rate charged against the average daily value of the assets in the Separate Account. It varies, as shown in the FEE TABLE. Please refer to your Policy Specification Page for rates and the specific fees applicable to your Policy.			FEE TABLE CHARGES
You will also bear expenses associated with the Investment Options as shown below:
	Annual Fee	Minimum	Maximum
	Before any Waivers and Reductions	0.23% (1)	1.50% (2)
(1) Fidelity® VIP Government Money Market Portfolio, Initial Class (2) DWS International Growth VIP, Class A
Risks
Risk of Loss	You can lose money by investing in this Policy, including loss of your premiums (principal).			Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment	The Policy is designed to provide lifetime insurance protection. It is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. This Policy is not considered a short-term investment because of the 12-year Surrender Charge period and the possibility for a tax penalty at the time of Surrender. Due to the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.			PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Company.			PRINCIPAL RISKS OF INVESTING IN THE POLICY THE SEPARATE ACCOUNT PORTFOLIO COMPANIES APPENDIX A
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, https://www.ameritas.com/about/financial-strength, or is available upon request by contacting our Service Center at 800-745-1112.			Cover Page GENERAL DESCRIPTION OF THE POLICY
Policy Lapse	Your Policy will lapse if there are insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest. There is a cost associated with, and limitations on, reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.			PRINCIPAL RISKS OF INVESTING IN THE POLICY LAPSE AND REINSTATEMENT
Ameritas Performance II VUL	5

	Restrictions	Location in Prospectus
Investments

In addition to the right of each portfolio company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy year are free. Thereafter, we charge $10 for each transfer.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute portfolio companies as Investment Options that are available under the Policy.

CHARGES GENERAL DESCRIPTION OF THE POLICY APPENDIX A
Optional Benefits	Some optional benefits were available to be elected at Policy issue only. Optional benefit riders to the Policy may have separate incontestability provisions. Withdrawals reduce the Account Value and in some cases the Specified Amount which may reduce some of the benefits available under riders where the rider benefit is based on the Specified Amount of the base Policy, and make it potentially more likely the entire Policy, including the rider, would lapse. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.	OTHER BENEFITS UNDER THE POLICY
Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Unpaid loans, partial withdrawals and Surrenders may be subject to ordinary income tax and tax penalties.

TAXES
Conflicts of Interest
Investment Professional Compensation	Your agent or representative may receive compensation for selling this Policy to you, both in the form of commissions and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest provides a financial incentive that may influence your agent or representative to recommend this Policy over another investment for which the agent or representative is not compensated or compensated less.	DISTRIBUTION OF THE POLICY
Exchanges	Some representatives may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new Policy rather than to continue to own your existing Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY PREMIUMS

OVERVIEW OF THE POLICY

purpose of the policy

The Ameritas Performance II VUL Policy is flexible premium variable universal life insurance. The Policy is designed to provide lifetime insurance coverage on the Insured(s) named in the Policy, as well as flexibility in connection with premium payments and death benefits. The Policy pays death benefit proceeds to the Policy Beneficiary upon the Insured's death or pays a Cash Surrender Value to you if you Surrender the Policy. This flexibility allows you to provide for changing insurance needs within the confines of a single insurance Policy.

Some policy forms, features and/or riders described in this prospectus may be subject to state variations or may not be available in all states. See the STATE VARIATIONS section.

Premiums

You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. We reserve the right to limit the amount and frequency of premium payments. We will not issue a Policy to an Insured older than age 80 on the Insured's birthday nearest the Policy Date. We will not accept that portion of a premium payment which affects the tax qualifications of this Policy as described in Section 7702 of the Internal Revenue Code, as amended. This excess amount will be returned to you. Payment of insufficient premiums may result in a lapse of the Policy.

You may allocate all or a part of your premiums among the Separate Account Subaccount variable Investment Options or the Fixed Account fixed interest rate option. Subaccount variable Investment Options are in turn invested in corresponding underlying portfolio companies. Fixed Account allocations are invested in our General Account and we guarantee a fixed rate of interest. More information regarding the Fixed Account can be found in section THE FIXED ACCOUNT FIXED INTEREST RATE OPTION. More detail concerning each portfolio company can be found in APPENDIX A.

Ameritas Performance II VUL	6

POLICY FEATURES

Death Benefit

Your Policy Value and death benefit will go up or down as a result of the investment experience of your Policy. You may choose from three types of death benefit options. You may change from one death benefit type to another, subject to limitations, and charges may apply. The amount we pay depends on whether you have chosen death benefit Option A, death benefit Option B, or death benefit Option C:

  Option A: The death benefit is the greater of the Policy's Specified Amount of insurance coverage or the Account Value multiplied by the Corridor Factor on the date of the Insured's death. The amount of this death benefit does not change over time, unless the death benefit is being driven by the Corridor Factor or you take any action that changes the Policy's Specified Amount.

  Option B: The death benefit is the greater of the Specified Amount of insurance coverage plus the Account Value or the Account Value multiplied by the Corridor Factor on the date of the Insured's death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including portfolio investment performance, charges and expenses, premium payments and withdrawals) affect your Policy Value.

  Option C: The death benefit is the greater of the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; or the Account Value multiplied by the Corridor Factor. If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

Death benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any Monthly Deductions due but unpaid at death.

Surrenders and Withdrawals

You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Applicable charges are shown in the FEE TABLE. Restrictions include that we may defer payments from the Fixed Account for up to six months.

Loans

You may borrow a limited amount of Account Value. Interest accrues on outstanding loan amounts. After the 5th Policy year, loans at a lower interest rate may be available for a portion of your Policy Debt.

Optional Features

The Policy offers additional insurance coverage and other benefits through optional features. Certain riders have costs associated with them. More detail concerning fees can be found in the FEE TABLE.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and Surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications Page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, pay a premium, Surrender or make withdrawals from the Policy, or transfer cash value between Investment Options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
MAXIMUM SALES CHARGE IMPOSED ON PREMIUMS (Load)	None	None
PREMIUM TAXES	When each premium is paid.	Calculated as a percentage of each	5%
		Premium payment.*
MAXIMUM DEFERRED SALES CHARGE	Upon a full Surrender during the first 12 Policy	Per $1,000 of Specified Amount of insurance
(Load)	years or in the 12 Policy years following an	coverage. Fee declines each year.
	increase in Specified Amount of insurance.
		Varies (1)
		Policy Year 2:
		Maximum	$48.38
		Charge for a Representative Insured (2)	$12.03
OTHER SURRENDER FEES:
Partial Withdrawal Charge	Upon each withdrawal.		$50

Wire Transfer Fee (per wire)	As requested by Policy Owner		$14 (3)

TRANSFER FEES	First 15 transfers per year;		$0
	Each additional transfer.		$10

*This charge partially offsets state and local taxes. State premium tax rates range from 0.5% to 3.5% of premium paid. See the Percent of Premium Taxes in the CHARGES section for more information.

Ameritas Performance II VUL	7

(1)	Rate varies by Insured's gender, Issue Age, rate class, and the amount of time you have had your Policy (or the number of years since any increase in base Policy Specified Amount). Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2)	"Charge for Representative Insured" assumes a male, age 35 at Policy issue and in our best rate class. Surrender Charge rate is $8.02 in year 1, $12.03 in years 2-5, $10.52 in year 6, $9.02 in year 7, $7.51 in year 8, $6.01 in year 9, $4.51 in year 10, $3.00 in year 11, $1.50 in year 12, and $0.00 thereafter. This charge may not be representative of the charge that a particular investor will pay.
(3)	This is a charge by us and is not a Policy charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio company operating fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES
Charge	When Charge Is Deducted	Amount Deducted*
BASE POLICY CHARGE:
Cost of Insurance *	Monthly	Rate is per $1,000 of the amount of the Net Amount
		at Risk.

		Varies (1)
		Minimum Charge	$0.08
		Maximum Charge	$1,000.00
		Charge for a Representative Insured (2)	$1.05

Annual Maintenance Fee	None	None

Mortality and Expense Risk Fees	Daily	Risk Charge (for mortality and expense risk equal to
		% shown)
		Policy Years 1-15	0.90%
		Policy Years 16+	0.30%

Administrative Expenses	Monthly	Specified Amounts $100,00 - $249,999	$300/year
		Specified Amounts $250,000+	$300/year

Monthly Specified Amount Charge	Monthly	Rates are per $1,000 of base Policy Specified Amount.
		Level charge during the first 20 Policy years or the
		first 20 Policy years after an increase in base Policy
		Specified Amount.

		Varies (3)
		Policy Year 2
		Minimum Charge	$0.38
		Maximum Charge	$21.56
		Charge for Representative Insured (2,4)	$1.76
OPTIONAL BENEFIT CHARGES:
Accidental Death Benefit Rider *	Monthly	Rate is per $1,000 of the rider benefit
		amount.

		Varies (5)
		Minimum	$0.24
		Maximum	$1.56
		Charge for Representative Insured (6)	$0.84

Children's Insurance Rider	Monthly	Rate is per $1,000 of the rider benefit	$5.76
		amount.

Guaranteed Insurability Rider *	Monthly	Rate is per $1,000 of the rider benefit
		amount.

		Varies (7)
		Minimum	$0.72
		Maximum	$2.28
		Charge for Representative Insured (6)	$2.28

Insurance Exchange Rider	None		None

Paid-Up Insurance Benefit Endorsement	When benefit elected	Calculated as a percentage times the
		Account Value.	3.5%

Scheduled Increase Rider	None		None

Total Disability Benefit Rider *	Monthly	Rate is per $100 of the rider annual
		benefit amount.

		Varies (1)
		Minimum	$0.74
		Maximum	$8.64
		Charge for Representative Insured (8)	$1.17

Ameritas Performance II VUL	8

Charge	When Charge Is Deducted	Amount Deducted*
Waiver of Monthly Deduction Rider *	Monthly	Varies (1)
		Minimum	$1.48
		Maximum	$17.28
		Charge for Representative Insured (8)	$2.34

*The cost of insurance and several of the charges vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.

Periodic Charges Table Footnotes:

(1)	Rate varies by Insured's gender, rate class and Attained Age.
(2)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the Policy is issued, a Specified Amount of $1,000,000, and that the Policy is in its second Policy year.
(3)	Rate varies by Insured's gender, Issue Age, rate class, Specified Amount, and the amount of time you have had your Policy.
(4)	The annual rate is $1.755816 in years 1 through 20 and $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 35.
(5)	Rate varies by Insured's gender and Attained Age.
(6)	"Charge for Representative Insured" charges assume an Insured who is male Attained Age 35.
(7)	Rate varies by Insured's Issue Age.
(8)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the rider is issued, a base Policy Specified Amount of $1,000,000, and that the rider coverage is in its second year.

We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

For policies dated prior to January 1, 2022, the next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

NET INTEREST CHARGED ON LOANS	When Deducted	Guaranteed Maximum	Current
LOAN ACCOUNT (effective annual rates) Regular Loan Interest Rate Preferred Loan Interest Rate (available only after five Policy years, on only a portion of the Policy Debt)	Upon each Policy Anniversary.	1.0% 0.5%	1.0% 0.0%

For policies dated on or after January 1, 2022, the next table describes interest rates charged on amounts borrowed from the Policy, net of 1.0% guaranteed annual credited interest rate or 3.0% current annual credited interest rate.

NET INTEREST CHARGED ON LOANS	When Deducted	Guaranteed	Current
		Maximum
LOAN ACCOUNT (effective annual rates)	Upon each Policy anniversary
Regular Loan Interest Rate		3.0%	1.0%
Preferred Loan Interest Rate (available only after five Policy years, on only a portion of the Policy Debt)		2.5%	0.0%

Portfolio Company Operating Expenses (for the year ended December 31, 2021, unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, which you may pay periodically during the time that you own the Policy. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. A complete list of portfolio companies available under the Policy, including their annual expenses, may be found at the back of this document.

ANNUAL PORTFOLIO COMPANY EXPENSES Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum	Maximum
Before any Waivers and Reductions	0.23%(1)	1.50%(2)
After any Waivers and Reductions	0.23%(1)	1.30%(3)

(1)	Fidelity® VIP Government Money Market Portfolio, Initial Class
(2)	DWS International Growth VIP, Class A
(3)	Third Avenue Value Portfolio. The fee waiver is expected to last one year and can be terminated at any time by the portfolio company.

principal risks of investing in the policy

Not a Short-Term Investment

The Policy is unsuitable for short-term savings or short-term life insurance needs and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the 12-year Surrender Charge and the possibility of a tax penalty at the time of Surrender. Funds allocated to the Fixed Account are subject to the claims paying ability of the Company. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Ameritas Performance II VUL	9

Portfolio Company Risk of Loss

Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

There is no assurance that any underlying portfolio will meet its objectives. Prospectuses for Investment Options are available at our website, https://www.ameritas.com/investments/fund-prospectuses or by calling 800-745-1112.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account are subject to the claims of our creditors, the financial strength and the claims paying ability of the Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the Policy. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorists acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Surrender Risks

The Policy is designed to provide lifetime insurance protection. Upon a full Surrender of your Policy, we deduct a Surrender Charge from the total Policy Value. Generally, the Surrender Charge is higher the older you are when the Policy is issued or if there is an increase in Specified Amount. The longest Surrender Charge period is 12 years from Policy Issue Date or the date of any increase in Specified Amount. Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you. Surrender of a Policy while a loan is outstanding could result in significant tax consequences. Following a full Surrender, all your rights in the Policy end, and the Policy may not be reinstated.

Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. Partial withdrawals may reduce the amount of the Death Benefit. Taxes and tax penalties may apply.

Lapse Risks

If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. This can happen even if you pay the Planned Periodic Premiums. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. If your Policy lapses, your insurance coverage will terminate; you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Loan Risks

A Policy loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the Investment Options or receive any higher current interest rate credited to the Fixed Account.

The larger a Policy loan becomes relative to the Policy's Cash Surrender Value, the greater the risk that the Policy's Cash Surrender Value will not be sufficient to support the Policy's charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a Policy Anniversary that you do not pay will become part of the outstanding Policy loan principal and will also accrue interest.

Further, the death benefit is reduced by the amount of any outstanding loan and accrued loan interest.

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Your Policy may lapse if your outstanding loan and accrued loan interest reduce the Cash Surrender Value to zero. There is a tax risk associated with outstanding debt. If you Surrender your Policy or your Policy lapses while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans and partial withdrawals exceed the premiums paid. Since loans reduce your Policy’s Account Value, any remaining Account Value may be insufficient to pay the income tax due and may cause the need for additional premium to keep your Policy in force.

Limitations on Access to Cash Value

There is no minimum loan amount. We limit partial withdrawals to a minimum of $100, and require you to have not less than an amount to maintain the Policy in force for the next three months following the partial withdrawal and provided your Specified Amount of coverage meets required levels. Loans may only be taken if your Cash Surrender Value; less loan interest on Policy Debt including the requested loan to the next Annual Date; less Monthly Deductions, is sufficient to keep your Policy in force for the next three months. We may defer making a loan for up to six months unless the loan is to pay premiums to us. We can postpone payments or any transfers out of a Subaccount if (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial Surrender from the Fixed Account for up to six months from the date we received your Written Notice requesting the Surrender and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction. However, your Policy will stay in force for the first 10 Policy years if you meet the Minimum No-Lapse Premium requirements.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each portfolio company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks

Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Tax Risks

We believe the Policy qualifies as a life insurance contract for Federal tax purposes; so that death benefits for individually owned life insurance generally are not subject to income tax, and you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

Ameritas Performance II VUL	11

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. Tax consequences of Ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or Beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy Ownership or assignment of Ownership interests. Limits on premium payments and Treasury Department rules could also impact whether the Policy will qualify for the benefits extended to life insurance under the Code. There is no certainty that the expected benefits of life insurance, relative to other financial or investment products, will always continue to exist. We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information. For more information about these cyber security risks, see the Statement of Additional Information.

Restrictions On Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, Surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

tHE COMPANY

The Ameritas Performance II VUL Policy is offered and issued by Ameritas Life Insurance Corp. (the "Depositor"), 5900 "O" Street, Lincoln, Nebraska 68510.

THE SEPARATE ACCOUNT

The Registrant is Ameritas Variable Separate Account V (the "Registrant"). The Separate Account (Ameritas Variable Separate Account V) is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. Under Nebraska law, income, gains, and losses credited to or charged against, the Registrant reflect the Registrant's own investment experience and not the investment experience of the Depositor's other assets. The assets of the Registrant may not be used to pay any liabilities of the Depositor other than those arising from the Policies. The Depositor is obligated to pay all amounts promised to investors under the Policies. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy Value of your Policy depends directly on the investment performance of the portfolios that you select.

Ameritas Performance II VUL	12

portfolio companies

The Policy allows you to choose from a wide array of Investment Options – each chosen for its potential to meet specific investment objectives.

You may allocate all or a part of your premiums among the Separate Account variable Investment Options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%.

Information regarding each portfolio company, including its (i) its name; (ii) it's objective; (iii) investment adviser and any sub-investment advisers; (iv) current expenses; and (v) performance is found in APPENDIX A. Each portfolio company has issued a prospectus that contains more detailed information about the portfolio company. You may obtain paper copies of the prospectuses at no cost by calling our Service Center at 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

You may also view the prospectuses on our website at: https://www.ameritas.com/investments/fund-prospectuses.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

There is no assurance the investment objectives will be met. An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and the income or losses of one generally has no effect on the investment performance of any other. Restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the Investment Options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

VOTING rights

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, and have access to reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

the fixed account fixed interest rate option

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. If your Policy Date is prior to January 1, 2022, we guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. If your Policy Date is on or after January 1, 2022, we guarantee that you will earn a minimum interest rate that will yield at least 1.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. You may obtain the current declared interest rate for the Fixed Account at no cost by calling 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

Ameritas Performance II VUL	13

All amounts allocated to the Fixed Account become assets of our General Account and are subject to the Company's claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability. Funds invested in the Fixed Account have not been registered and are not required to be registered under the Securities Act of 1933. The Fixed Account is not required to register as an investment company under the Investment Company Act of 1940 and is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is subject to generally applicable provisions of the Federal Securities laws regarding accuracy and completeness of disclosures.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Refer to the Policy for additional details regarding the Fixed Account.

The value of the Fixed Account, along with the value in the Separate Account variable Investment Options and the Loan Account, constitute the total Policy Value. Unlike value in the Separate Account variable Investment Options, there are no Mortality and Expense Risk Fees deducted from the Fixed Account. Transfers and Systematic Transfer Programs may be limited to the terms defined in the TRANSFERS and SYSTEMATIC TRANSFER PROGRAMS sections under the GENERAL DESCRIPTION OF THE POLICY. Decreases in the Fixed Account value, because they affect Policy Value, could result in reductions in the amount of benefit, or lead to lapse of the Policy and riders. Additional information regarding how the value of the Fixed Account is calculated may be found in the POLICY VALUE section under PREMIUMS.

CHARGES

The following repeats and adds to information provided in the FEE TABLE section where the amount of each charge is shown. Please review both prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options. Any current charge that is less than the applicable maximum may be increased subject to the guaranteed maximum charge.

Transaction Fees

Premium Taxes

We currently charge a percentage of each Policy premium payment we receive as Premium Taxes. State premium tax rates range from 0.5% to 3.5% of premium paid. This charge partially offsets premium taxes imposed by some states and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

Maximum Deferred Sales Charge (Load)

Upon a full Surrender from your Policy, we deduct a Maximum Deferred Sales Charge (Load) (referred to as a "Surrender Charge" in this prospectus) from the total Account Value. The amount of this charge varies by the Insured's gender, Issue Age (or Attained Age at the time of any increase), rate class, Specified Amount of insurance coverage, and the length of time the Policy has been in force. Generally, the Surrender Charge is higher the older you are when the Policy is issued.

Surrender charges help cover our acquisition costs associated with issuing the policy or processing an increase should you terminate your Policy during the surrender period. The Surrender Charge duration is 12 years from the date of issue or increase. Surrender Charges apply from the Policy Issue Date as to the initial Specified Amount of insurance coverage, and from the date of any increase as to increases in the Specified Amount. Surrender Charges on increases are in addition to the Surrender Charges applicable from issue. The per $1,000 rate varies by issue age, Policy year, gender and rate class. The maximum Surrender Charge is $48.38 per $1,000 of Specified Amount. Except at certain older issue ages, the surrender charge typically remains level through year 5, then grades down to zero at the beginning of year 13. Ask for a Policy illustration or see your Policy for the charges applicable to you. Taxes and tax penalties may apply.

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The following hypothetical example for a Representative Insured assumes a male, age 35 at Policy issue and in our best rate class. The Maximum Surrender Charge for this Representative Insured is $12.03. This Surrender Charge per $1,000 may not be representative of the charge that a particular Policy Owner will pay.

POLICY YEAR SINCE	MAXIMUM SURRENDER
ISSUE FOR MALE, AGE 35,	CHARGE
BEST RATE CLASS	PER $1,000
1	$8.02
2	$12.03
3	$12.03
4	$12.03
5	$12.03
6	$10.52
7	$9.02
8	$7.51
9	$6.01
10	$4.51
11	$3.00
12	$1.50
13	$0.00

Other Surrender Fees

Partial Withdrawal Charge

Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. This helps cover our administrative costs for withdrawals from your Policy. Taxes and tax penalties may apply. The guaranteed maximum Partial Withdrawal Charge is $50.

Wire Transfer Fee

We charge a $14 wire transfer fee if you request a wire transfer when requesting a loan, partial withdrawal, or Surrender. The fee is deducted from the gross amount of the loan, partial withdrawal, or Surrender. This is a charge that we make and is not a Policy charge.

Transfer Fees

We may charge a transfer fee for any transfer in excess of 15 transfers per Policy year. This fee may be deducted only from Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES

The following charges are deducted from Policy Value on each Policy Month date unless otherwise specified.

Base Policy Charge

Cost of Insurance Charge

The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, rate class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and rate class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for the charge(s) applicable to you.

The Cost of Insurance each month equals:

▪	The Net Amount at Risk for the month; multiplied by
▪	The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
▪	$1,000.

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The Net Amount at Risk in any month equals:

▪	The death benefit on the Policy Month date, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
▪	The Policy Value on the Policy Month date after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

Mortality and Expense Risk Fees

The Mortality and Expense Risk Fees are for the mortality risks we assume – that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our General Account. Conversely, if this charge is not enough, we bear the additional expense, not you. See the Fee Table for the maximum charge. The current charge is 0.70% in years 1 through 15 and 0.10% thereafter. This charge is applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount. We expect a profit from this charge.

Administrative Expenses

The administrative expense charge is deducted on each Monthly Date to partially compensate us for our costs in issuing and administering the Policy and operating the Separate Account. See the Fee Table for the maximum charge. The current annual charges are as follows. We do not anticipate making a profit from these charges.

Specified Amounts $100,000 - $249,999 = $240

Specified Amounts $250,000 + = $180

Specified Amount Charge

For certain rate classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

Optional Benefit Charges

The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy Value. See the FEE TABLE for information about the costs of these features, and refer to OTHER BENEFITS UNDER THE POLICY for descriptions of these features. Optional features may not be available in all states.

Commissions Paid to Dealers

We pay commissions for the sale of the Policies. The maximum commissions payable are: 120% of premiums up to the target premium and 4.80% of premiums above that amount paid in the first Policy year; 6.27% of premium paid in Policy years 2 through 10; and 2.28% of premium paid thereafter as a service fee. For an increase in Specified Amount, we will pay first-year commission on any increase in Planned Periodic Premium that occurs during the Policy year of the increase in Specified Amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents' commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.20% of unborrowed Account Value. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Policy Debt

If you borrow from your Account Value, interest accrues on outstanding loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Debt. See the POLICY LOANS section for more information on applicable interest rates.

Portfolio Company Charges

Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' FEE TABLE and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

GENERAL DESCRIPTION OF THE POLICY

THE PARTIES

Insured

The Insured is the person upon whose life this Policy is issued. This individual's personal information determines the cost of the life insurance coverage. The Owner also may be the Insured.

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Owner

The Owner (also referred to as Policy Owner) is the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Beneficiary

The Beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary Beneficiary and any contingent beneficiaries in your application. If no primary Beneficiary is living when the Insured dies, we will pay to the contingent Beneficiary. If no contingent Beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any Beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that Beneficiary died first.

Unless your Beneficiary designation provides otherwise, we will follow these rules:

▪	We will pay equal shares when more than one Beneficiary of the same class is to share the funds.
▪	No revocable Beneficiary has rights in this Policy until the Insured dies.
▪	An irrevocable Beneficiary cannot be changed without his or her consent.
▪	The interest of any Beneficiary is subject to the rights of any assignee shown on our records.
▪	When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

You may change your Beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

Minor Owner or Beneficiary

Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

State Variations

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the state or district described below. Further variations may arise; the variations are subject to change without notice.

California.

Requires a special Policy Cover for seniors age 60 and over with a 30 day free look period.

Florida.

Grace Period: 30 day grace period.

Reinstatement: The policy may be put back in force by Written Notice within three years.

North Dakota.

Policy Right to Examine Provision: 20 day free look.

Allocating Premium

You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation instructions.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's Right to Examine Transfer Date.

Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the Money Market Subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

Ameritas Performance II VUL	17

Until your Policy is issued, premium payments received by us are held in our General Account and are credited with interest at a rate we determine.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

TRANSFERS

The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. In addition to the right of each Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio’s investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser's own standards, as stated in the Subaccount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

Subject to restrictions during the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is any single request to move assets between one or more Investment Options.
▪	We must receive notice of the transfer request by either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred. Information regarding Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep systematic transfer programs is available under the SYSTEMATIC TRANSFER PROGRAMS section.
•	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
•	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer amounts.
▪	The first 15 transfers each Policy year are free. Thereafter, transfers will result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is deducted on a Pro Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
Ameritas Performance II VUL	18

▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy year;
•	may be delayed up to six months;
•	is limited during any Policy year to the greatest of:
o	25% of the Account Value in the Fixed Account on the date of the transfer;
o	the greatest amount of any Fixed Account transfer that occurred during the previous 13 months; and,
o	$1,000.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
▪	If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining Investment Options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another Investment Option.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Time Period for Special Transfer

At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

THIRD-PARTY SERVICES

Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, or earnings sweep program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

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SYSTEMATIC TRANSFER PROGRAMS

Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance Written Notice. Only one systematic transfer program may be utilized at a time.

Dollar Cost Averaging Program

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	Dollar Cost Averaging program transfers cannot begin before the end of a Policy's Right to Examine Transfer Date.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.
▪	Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

Earnings Sweep Program

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

GENERAL ACCOUNT

The General Account includes all of our assets except those assets segregated in separate accounts. We have sole discretion to invest the assets of the General Account, subject to applicable law. Until your Policy is issued, any premium payments we receive are held in our General Account. Obligations under the Policy that are funded by Ameritas Life's General Account include the Fixed Account, the Loan Account, and fixed payments including death benefit proceeds. These obligations of the General Account are subject to the claims of our creditors and the claims paying ability and financial strength of the Company. It is not a bank account and it is not insured by the FDIC or any other government agency.

Ameritas Performance II VUL	20

POLICY OR REGISTRANT CHANGES

Policy Changes

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Internal Revenue Code and continues to provide the tax benefits of such qualification.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable Investment Options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying Investment Option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the TRANSFERS section, Omnibus Orders.)

Disruptive Trading Procedures

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy’s performance. The risks and harmful effects of disruptive trading include:

▪	dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
▪	reduced investment performance due to adverse effects on portfolio management by:
•	impeding a portfolio investment adviser's ability to sustain an investment objective;
•	causing the portfolio to maintain a higher level of cash than would otherwise be the case;
•	causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
•	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy owners invested in those separate accounts, not just those making the transfers.

Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

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Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations which may result in some Policy Owners being able to market time. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short-term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

PREMIUMS

POLICY APPLICATION AND ISSUANCE

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount of life insurance is $100,000. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the Special Arrangements section, below, for details. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and Insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
▪	Your premium allocations must be complete, be in whole percentages, and total 100%.
▪	Initial Premium requirements must be met (see below).
▪	Your signature and your agent's signature must be on the application.
▪	City, state and date the application was signed must be completed.
▪	You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
▪	Please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
▪	Your agent must be both properly licensed and appointed with us.
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Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We reserve the right to reject any premiums. We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

Initial Premium

▪	At least the Monthly Minimum No-Lapse Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

Additional Premiums

▪	Payment of additional premiums is flexible, but must be enough to cover Policy charges.
▪	If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
▪	Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
▪	If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Account Value.
▪	We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

ACCOUNT VALUE

On your Policy's Issue Date, Account Value (or "Policy Value" or "Accumulation Value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deduction since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the Loan Account, plus any Net Premium received that Business Day, but not yet allocated.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
▪	the daily risk charge.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

▪	Net Premiums are credited to it; or
▪	amounts are transferred to it from other Subaccounts, the Fixed Account, or the Loan Account.

The number of Accumulation Units in a Subaccount will decrease when:

▪	partial withdrawals (and any partial withdrawal charges) are taken from it;
▪	Monthly Deductions are taken from it;
▪	transfer charges are taken from it; or
▪	amounts are transferred out of it into other Subaccounts, the Fixed Account, or the Loan Account.

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Fixed Account Value

The Account Value of the Fixed Account on any Business Day equals:

▪	Net Premiums credited to the Fixed Account; plus
▪	any transfers from the Subaccounts or the Loan Account to the Fixed Account; plus
▪	interest credited to the Fixed Account; minus
▪	any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
▪	the Fixed Account's share of any Monthly Deductions from Account Value; minus
▪	any transfer charges taken from the Fixed Account; minus
▪	amounts transferred from the Fixed Account to the Subaccounts or the Loan Account.

Loan Account Value

The Account Value in the Loan Account on any Business Day equals:

▪	amounts transferred to the Loan Account from the Investment Options (the Subaccounts and the Fixed Account); plus
▪	interest credited to the Loan Account; minus
▪	amounts transferred from it into the Investment Options.

(Also see Defined Terms for the definition of "Policy Debt.")

POLICY CHANGES

You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and then only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

A change of Owner may be made at any time by Written Notice, and will take effect on the date Written Notice is signed by you. Such change of Owner is subject to any action we take prior to the date we receive Written Notice when based on instructions we received from the Owner of record.

"Right to Examine" Period

You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. The "right to examine" period is longer in some states, ranging from 15 to 30 days. If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas Life selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Debt and partial withdrawals, unless otherwise required by state law.

Optional Features

Subject to certain requirements, one or more of the optional insurance benefits described in OTHER BENEFITS UNDER THE POLICY may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

Nonparticipating

The Policy is nonparticipating. No dividends will be paid under the Policy.

Special Arrangements

Where permitted by state regulation, we may make Policies available through various special arrangements. We may reduce or waive the premium charge and/or the monthly administrative charge and/or the Surrender Charge under Policies purchased by:

1.	our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents;
2.	directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Company, LLC ("AIC") relating to the Policies, or their spouses or dependents; or
3.	directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

Any interested person can contact our Service Center concerning the availability of special arrangements. In addition, in the future, we may reduce or waive the premium charge and/or the Surrender Charge if a Policy is purchased by the Owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the premium charge, monthly administrative charge and the Surrender Charge reflect the reduced sales and administrative effort associated with Policies sold to the Owners specified.

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We may issue Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes but is not limited to a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis. The Policies may not be available in connection with group or sponsored arrangements in all states.

For Policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the premium charge; Surrender Charge, the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily risk charges (for mortality and expense risk); and/or the transfer charge. We may also reduce the minimum Specified Amount per Policy. In addition, the interest rate credited on amounts taken from the Subaccounts as a result of a loan may be increased for these Policies. We will waive or reduce these charges as described below and according to our rules in effect when the Policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, insurance cost, and mortality and expense risk per Policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the Policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality and expense risk, under Policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality and expense risk under such Policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by the Separate Account.

STANDARD DEATH BENEFITS

The principal purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully Surrender it for its Cash Surrender Value. Tax penalties and Surrender Charges may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

Death Benefit

Upon the Insured's death, we will pay to the Policy Beneficiary:

▪	the death benefit on the Insured's life under the death benefit option in effect; plus
▪	any additional life insurance proceeds provided by any optional benefit or rider; minus
▪	any Policy Debt; minus
▪	any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the Beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

Death Benefit Options

When you apply for your Policy, you will choose one of the three death benefit options, which will be used to determine the death benefit. Your Policy Value and death benefit may vary based on the performance of the variable Investment Options you select. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Death Benefit Option A

Under Option A, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage; and
▪	the Account Value multiplied by the Corridor Factor.

Death Benefit Option B

Under Option B, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the Account Value; and
▪	the Account Value multiplied by the Corridor Factor.

Death Benefit Option C

Under Option C, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
▪	the Account Value multiplied by the Corridor Factor.
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If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test ("GPT"), total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test ("CVAT"), the guideline premium limitations do not apply. The Corridor Factors are shown in the Policy schedule.

Changes in Death Benefit Option

You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules

▪	Your request for a change must be by Written Notice.
▪	You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
▪	There is no fee to change your Policy death benefit option.
▪	Changing from Option B to Option A, or from Option C to Option A: The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
▪	Changing from Option A to Option B, or from Option C to Option B: The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
▪	The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

Changes in Specified Amount

The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section).

Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.

INCREASE in Coverage Rules

▪	The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
▪	An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time. (Underwriting requirements do not apply to requested increases if certain riders are part of your Policy.)
▪	Any increase of the Specified Amount will be subject to increased cost of insurance charges, monthly Specified Amount charges, and Surrender Charges based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE in Coverage Rules

▪	The amount of any decrease may be no less than $1,000.
▪	Any reduction in the Specified Amount will be in the following order:
•	first, reduce the most recent increase of the Specified Amount;
•	then, the next most recent increases; and
•	finally, the Policy's initial Specified Amount.
▪	Any decrease of the Specified Amount you request will not reduce the Surrender Charges or the monthly Specified Amount charges in effect at the time of the decrease.
▪	The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
▪	If the change is within the minimum no-lapse period, we will update the monthly Minimum No-Lapse Premium on the revised Policy schedule.

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No Maturity Date

This Policy does not have a maturity date. If the Insured is still living at Attained Age 121, all Monthly Deductions will cease, and we will not accept any additional premiums except for amounts required to keep the policy in force. New loans and loan repayments can continue to be made and the loan balance will continue to accrue interest. The death benefit option will be changed to Option A, and partial withdrawals are not permitted after Attained Age 121. You may surrender your policy if you do not want coverage to continue past Attained Age 121.

Payment of Policy Proceeds

A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the Beneficiary.

Rules for Payment of Policy Proceeds

▪	Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
▪	We may require proof of your age or survival or the age or survival of the payee.
▪	No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

Payment of Death Benefit Proceeds

We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within seven days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

Misstatement of Age or Gender

If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, Surrender Charges and cost of insurance rates from the Policy Date.

Suicide

We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years (one year in North Dakota) after the date the Policy was issued. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in North Dakota) after the effective date of any increase.

Incontestability

We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

Assignment

You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment. Unless you specify otherwise, the assignment will take effect on the date the Written Notice was signed by you. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. An assignment is subject to any Policy Debt.

UNCLAIMED DEATH BENEFIT PROCEEDS

Every state has unclaimed property laws that generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation—including complete names and complete address—if and as they change.

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OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard death benefit(s) associated with your Policy, other standard and/or optional benefits may be available to you. The following table(s) summarize information about those benefits. Information about the fees associated with each benefit included in the table(s) may be found in the FEE TABLE.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Accelerated Benefit Rider for Terminal Illness	This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness.	Standard	Available for issue ages 0-80. The amount available as a living benefit is less than the total death benefit payable under the Policy. We will make only one accelerated benefit payment under this rider. After we pay the accelerated benefit, you may not Surrender the Policy or terminate any rider coverage that was part of the eligible amount. Available after issue with satisfactory evidence of insurability.
Accidental Death Benefit Rider	This rider provides an additional death benefit, within 180 days of the injury, payable if the Insured's death results from certain accidental causes.	Optional	Available for Basic Insured ages 0—65. Available after issue with satisfactory evidence of insurability. Expires at age 70 or when base policy terminates. The minimum benefit amount is $25,000, the maximum benefit amount is based on Issue Age.
Children's Insurance Rider	This rider provides term life insurance protection, as defined in the Rider, for the Insured's children.	Optional	Available for Basic Insured ages 18-55. Eligible children include those at least 15 days old and no more than 18 years old. Available after issue for covered children with evidence of insurability. Provides $25,000 of life insurance for the insured’s children. The rider will terminate at the earliest of the policy anniversary nearest the insured child’s 25th birthday or the Insured’s 70th birthday.
Guaranteed Insurability Rider	This rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. The option dates take place at the policy anniversary date nearest the Insured’s 25th, 28th, 31st, 34th, 37th, and 40th birthdays. This benefit may be exercised on the option dates even if the Insured is disabled.	Optional	Available for Basic Insured ages 0-37 on unrated policies only. Not available after issue. On any option date, the face amount can be increased anywhere from $25,000 to $50,000. The option period for an option date begins 60 days before and ends 31 days after that date.
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Insurance Exchange Rider	This rider provides the right to exchange the Policy for a new policy on the life of a substitute Insured. This rider will transfer the Account Value of the original policy and any Policy Debt into the new policy.	Optional	Exercise of the right is subject to satisfactory evidence of insurability of the substitute Insured. Costs associated with the new policy will vary. For purposes of calculating any Surrender Charges subsequently imposed on the policy acquired by exchange, we will take into account the number of Policy years that this Policy, and the policy acquired by exchange, have been in force. Exercise of this rider will result in a taxable exchange. The Specified Amount of the new policy may be no greater than that of the original policy. Available after issue with satisfactory evidence of insurability.
Paid-Up Insurance Benefit Endorsement	This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.	Optional	Available for Insured age 75 or older. The Policy must be in its 11th Policy year or later. The outstanding Policy Debt must be more than 92.5%, but less than 96% of the Policy Value. If the outstanding Policy Debt is greater than 96% of your Policy Value, you can repay Policy Debt to bring the balance within the range of 92.5% and 96% of your Policy Value. The outstanding Policy Debt must be more than the Specified Amount. For Owners that select the guideline premium test ("GPT"), the endorsement is "inherent" (i.e. added to all Policies). The endorsement is unavailable for Owners that select the cash value accumulation test ("CVAT"). The endorsement has no cost until the Owner elects the option.
Scheduled Increase Rider	This rider provides for automatic increases in the Specified Amount on each Annual Date, subject to the terms of the rider. The amount of the increase is specified in the rider. The Insured's rate class on the Issue Date of the rider will be the rate class of the scheduled increases.	Optional	Available for Issue Age 0-60. You cannot add this rider if you have chosen the cash value accumulation test ("CVAT") as your tax qualification test. Amount of increase can be specified between 1-10%. Benefits increase each year (and up to) the annual Policy Date nearest the Insured’s 65th birthday, subject to a limit for total increases of two times the initial face amount.
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Total Disability Benefit Rider	This rider provides that during periods of the Insured's total disability, as defined in the rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums.	Optional	Available for Issue Ages 0-55. The Owner chooses the benefit level at the issuance of the rider. Policy continuation to the Insured's death is not guaranteed. Available after issue with satisfactory evidence of insurability. Terminates at the earliest of when the policy terminates or the owner provides Written Notice requesting termination of the rider.
Waiver of Monthly Deduction Rider	This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.	Optional	Available for Issue Ages 0-55. Available after initial policy issue with satisfactory evidence of insurability. Must provide proof of total disability within one year after disability begins and while the Insured is in the state of being totally disabled. Disability also needs to have begun while policy was inforce and has continued for six months.

*We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

Accelerated Benefit Rider for Terminal Illness (Standard)

We will pay an accelerated benefit if the Insured is terminally ill subject to the provisions of this rider. The accelerated benefit that you may receive is 50% of the eligible amount. The eligible amount includes the Specified Amount or face amount of the policy, any paid-up additions, and any term insurance rider on the same Insured as the policy. The eligible amount does not include accidental death benefit riders, any coverage that is within its two-year contestable period, nor any coverage within two years of its maturity or expiration date.

We will pay the accelerated benefit as a lump sum. We may make payments other than as a lump sum at your request subject to our approval. The accelerated benefit will first be used to repay any Policy Debt. We will treat the accelerated benefit plus accrued interest as a lien against the death benefit proceeds. Your access to any Cash Surrender Value of this Policy through loans and partial withdrawals/Surrenders is limited to the excess of the Cash Surrender Value over the amount of the lien. We will reduce death benefit proceeds by the amount of the lien on the date of death.

Payment of an accelerated benefit is subject to the following conditions:

▪	The Insured must have a non-correctable medical condition that was first diagnosed while the Policy was in force.
▪	You must provide satisfactory proof that the expected remaining lifetime of the Insured is less than 12 months. This must include a written statement from the Insured's attending physician certifying the Insured's life expectancy and any other proof we may require. The physician must be a duly licensed physician who is licensed in the United States. The physician cannot be either you or the Insured, nor related to either you or the Insured. We reserve the right to obtain a second medical opinion at our expense.
▪	The Policy must be in force other than as extended term insurance, decreasing term or paid up term insurance.
▪	Any assignee or lienholder must release the assignment or existing lien.
▪	Any irrevocable Beneficiary must consent in writing to the accelerated benefit payment.
▪	You must assign the Policy to us for an amount equal to the lien and accrued interest. No further changes to the Policy will be permitted without our consent.
▪	We must receive a written claim form that will be provided by us within 10 working days after you request it.
▪	The total accelerated benefit payments on the Insured from Policies with us and our affiliates will not exceed $500,000.
▪	This rider allows for the accelerated payment of death benefit proceeds, which would otherwise be payable to the Beneficiary of the Policy. You cannot be required to access and exhaust these benefits. Therefore, you are not eligible for this benefit if you are required by:
•	The law to use this benefit to meet the claims of creditors, whether in bankruptcy or otherwise; or
•	A government agency to use this benefit in order to apply for, obtain, or otherwise keep a government benefit or entitlement.

After payment of the accelerated benefit, we will pay the minimum premium necessary to keep the basic Policy and any attached riders in force. The total of any premiums paid by us will be assigned to us, made a part of the lien, and deducted from the death benefit proceeds.

We will charge interest on the lien. The interest accrues daily at the Policy Loan interest rate currently in effect. If no Policy Loan interest rate is stated, interest accrues daily at an effective annual interest rate of 8%.

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Example: An Insured is diagnosed with a terminal illness with a certified life expectancy of 12 months or less. This rider gives the Insured the right to accelerate the lesser of 50% or $500,000 of the Specified Amount which will be held as an interest-accruing lien against the remaining death benefit. If the client has a $1 million death benefit, they would be able to accelerate up to $500,000.

Accidental Death Benefit Rider (Optional)

We will pay the benefit amount under this rider as soon as we receive satisfactory proof that the Insured's death:

▪	occurred within 120 days of the date of injury; and
▪	resulted from an injury which occurred while this rider was in force; and
▪	resulted from accidental bodily injury, directly and independently of all other causes. Except in the case of drowning or internal injuries revealed by an autopsy, the injury must be evidenced by a visible bruise or wound on the body.

If death results from the Insured's travel as a fare-paying passenger on a public conveyance operated by a licensed common carrier for passenger service, the benefit amount will be doubled.

The benefit will be paid to the designated Beneficiary, if any; otherwise to

▪	you, if living; otherwise to
▪	your estate.

The benefit amount under this rider will not be payable if the Insured's death results from, or is contributed to by, any of the following causes:

▪	suicide or attempted suicide, while sane or insane; or
▪	any intentionally self-inflicted injury; or
▪	any disease or infirmity of mind or body; or medical or surgical treatment; or
▪	an act of declared or undeclared war, whether or not the Insured is a member of any armed forces; or
▪	any unlawful participation in a riot; or
▪	an attempt to commit, or commission of, an assault or felony; or
▪	voluntary or involuntary inhalation of any kind of gas except while in performance of those duties considered within the scope of occupation or employment; or
▪	the voluntary taking of any drug unless taken as prescribed by a physician; or
▪	riding in or descending from any kind of aircraft;
•	as a passenger in any aircraft operated by or for the armed forces; or
•	as a participant in a sporting event or hobby; or
•	as a pilot, crew member or participant in training. Crew member includes anyone who has duties at any time on the flight involving either the flight or the aircraft.

We have the right to examine the Insured's body and to have an autopsy performed, at our expense, unless prohibited by law.

This rider will terminate;

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.

Example: A Policy Owner has this rider with a coverage amount of $50,000 attached to their Policy. The Insured then dies in an accident. The Beneficiary would then receive an additional $50,000 in excess of the death benefit provided by the base Policy.

Children's Insurance Rider (Optional)

This rider insures each child of the Insured if the child is:

▪	named in the application for this rider; or
▪	born after the date of the application; or
▪	adopted by the Insured after the date of the application and before the child’s 18th birthday.

This rider does not insure any child less than 15 days old nor after the child’s 25th birthday.

We will pay the benefit amount under this rider as soon as we receive satisfactory proof that an insured child died while this rider is in force. Unless otherwise provided, the benefit will be paid to:

▪	the Insured, if living; otherwise
▪	the Insured’s spouse, if any; otherwise
▪	the estate of the deceased.

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If the Insured dies (except by suicide within two years of the effective date of this rider), existing insurance on each insured child will be continued at no cost until the child’s 25th birthday. Conversion will be allowed as provided by this rider. If the Insured commits suicide during the first two years of the Policy, there is a 31-day period for conversion for each insured child.

You may convert the insurance on each insured child, without evidence of insurability, no later than 31 days after the insured child’s 25th birthday. The face amount of the new policy must be at least $25,000. You must give us Written Notice. Before the insured child’s 25th birthday, the face amount of the new policy may not exceed the benefit amount of the rider on the date of conversion. On or after the insured child’s 25th birthday, the face amount of the new policy may not exceed five times the benefit amount of the rider on the date of conversion.

The new policy may be any permanent plan issued by us on the date of conversion. The date of conversion will be the Monthly Date following Written Notice to us. The Policy Date of the new policy will be the date of conversion. Insurance under this rider on that insured child will terminate on the date of conversion. The incontestability and suicide provisions of the new policy shall be measured from the effective date of this rider up to the benefit amount of this rider on the date of conversion. For any additional face amount, the incontestability and suicide provisions will run from the effective date of the new policy.

In the absence of fraud, we will not contest this rider with respect to each insured child after the benefit amount on that child has been in force during that child’s life for two years. Our total liability will be to return the monthly rider charges paid while the insurance on that child’s life was in force. We will not contest any increased benefit amount later than two years after its effective date. Our total liability for that increase will be to return the monthly rider charges for that increase paid while the increase was in force for that child. If this rider is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement.

If any insured child under this rider commits suicide (while sane or insane) within two years after the date that child’s insurance starts, our total liability will be to return the monthly rider charges paid while the insurance on that child was in force. If any insured child under this rider commits suicide (while sane or insane) within two years after the effective date for an increase in the benefit amount, our total liability for that increase will be to return the monthly rider charges paid while the increase was in force for that child.

This rider will terminate:

▪	when the Policy terminates for any reason other than the death of the Insured; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.

You may put this rider back in force by Written Notice to us if:

▪	the Policy is in force;
▪	you provide us with evidence of insurability on each insured child within five years after the rider terminated; and
▪	enough premium is paid to keep this rider in force for three months.

Example: A Policy Owner has this rider attached to their Policy covering their 10-year-old child for an amount of $25,000. That child then dies. A $25,000 death benefit would be paid for the death of the child. This rider is no longer in force after the child’s 25th birthday.

Guaranteed Insurability Rider (Optional)

On each option date while this rider is in force, you may increase the Specified Amount by the benefit amount of this rider shown on the Policy schedule. No evidence of insurability will be required. The option dates will be the annual dates nearest the Insured's 25th, 28th, 31st, 34th, 37th and 40th birthdays.

You may elect to advance the next option date when one of these events happen:

▪	the date of the Insured's marriage; or
▪	the date of the live birth of a child of the Insured's marriage; or
▪	the date of legal adoption by the Insured of a child under 18 years of age.

The date the increase in coverage will take effect will be the third Monthly Date after the event. If more than one child is born or adopted on the same date, an option date will be advanced with respect to each child. An advanced option date will replace the next regular option date. At no time may the total number of options that are elected be more than the number of option dates that occur after the effective date of this rider.

You may increase the monthly total disability benefit that is provided by this Policy, if any, on an option date in the same proportion as the Specified Amount increase that is elected under this rider.

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If on an option date, premiums are being credited under the terms of a Total Disability Benefit Rider, we will automatically increase the Specified Amount of insurance for the Insured by the benefit amount of this rider. We will also increase the monthly total disability benefit in the same proportion.

You may increase the accidental death benefit that is provided by this Policy, if any, on an option date in the same proportion as the Specified Amount increase elected under this rider, provided that the total amount of accidental death benefit for all Policies issued by us on the Insured's life does not exceed $150,000.

The option period for an option date begins 60 days before and ends 31 days after that date. The option period for an option date that has been advanced begins on the date of any occasion as stated above and ends 91 days after that date.

We will provide free term insurance on the life of the Insured for the option period of an available option date caused by marriage, birth, or adoption of a child. The insurance is not payable if the Insured dies by suicide, while sane or insane. The amount will be equal to the option amount. This insurance will expire on the day before the third Monthly Date after the marriage, birth or adoption.

If the Specified Amount is reduced below the benefit amount of this rider, the benefit amount will be changed to the reduced Specified Amount. The monthly cost for this rider will also be reduced.

This rider will terminate:

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.

Within five years after your rider terminates, you may put this rider back in force by Written Notice to us if:

▪	the Policy is in force; and
▪	you provide us with evidence of insurability; and
▪	enough premium is paid to keep this rider in force for three months.

Example: A man (aged 32) is issued a new policy with the inclusion of this rider. Due to the policy being issued at age 32, he has three possible option dates to increase the Specified Amount of the Policy without submitting proof of insurability. At the policy anniversary nearest his 37th birthday, which is the second option date, he elects to increase the Policy’s Specified Amount by the minimum $25,000 at a cost based on the Insured’s rate class as of the Policy Date and the issue age as applicable at the time of increase. The aggregate policy Specified Amount is now $25,000 higher than it was previously. In this example the Insured chooses not to further increase the Specified Amount on the remaining option date.

Insurance Exchange Rider (Optional)

If certain conditions are met, you may exchange this Policy for a new policy on the life of a substitute Insured.

In order for you to exchange this Policy for a new policy on the life of a substitute Insured, the following conditions must be met:

▪	This Policy and this rider must be in force.
▪	We must receive a written application for insurance in a form acceptable to us, signed by you and the substitute Insured.
▪	We must receive satisfactory proof of the insurability of the substitute Insured.
▪	You must have an insurable interest in the life of the substitute Insured.
▪	Any assignee, lienholder, and irrevocable Beneficiary must consent in writing to the exchange.

The following will apply to the new policy:

▪	The Specified Amount of the new policy may be no greater than the Specified Amount of this Policy.
▪	The Account Value of this Policy will be transferred to the new policy.
▪	Any Policy Debt will be transferred to the new policy.
▪	We will waive any Surrender Charges on this Policy. If you exercise the free look privilege of the new policy, we will charge you the Surrender Charges of this Policy.
▪	The Policy Date of the new policy will be the first Monthly Date following satisfaction of the conditions stated above.
▪	The new policy may be any permanent plan issued by us on the Policy Date of the new policy.
▪	The incontestability and suicide provisions of the new policy will be measured from the Policy Date of this Policy.
▪	Insurance under this Policy will terminate on the Policy Date of the new policy.
▪	Any riders which are a part of this Policy will terminate when this Policy terminates. If available, riders may be added to the new policy only with evidence of insurability and our consent.

Ameritas Performance II VUL	33

This rider will terminate;

▪	when the Policy terminates; or
▪	on the annual date nearest the Insured's 65th birthday.

Example: A Policy Owner has this rider attached to their Policy. The Policy Owner would like to exchange their Policy for a new policy on a separate Insured. The Policy Owner may then apply for a new policy and receive a new policy on a different Insured with sufficient evidence of insurability on the new Insured. The Specified Amount of the new policy can be no greater than the original Policy. The Account Value of the original Policy and any Policy Debt will transfer to the new policy. This rider has no extra cost.

Paid-Up Life Insurance Benefit Endorsement (Optional)

The benefit provided by this endorsement will keep your Policy from lapsing when you have a large outstanding Policy Debt. When the conditions specified below are met, you may elect this benefit, which will provide paid-up life insurance. Once you have elected this benefit, your Policy will not lapse.

You may elect this benefit only if the following requirements are met:

▪	the Insured is age 75 or older; and,
▪	the Policy is in its 11th Policy year or later; and,
▪	the outstanding Policy Debt is more than 92.5%, but less than 96% of the Policy Value. If the outstanding Policy Debt is greater than 96% of your Policy Value, you can repay Policy Debt to bring the balance within the range of 92.5% and 96% of your Policy Value; and
▪	the outstanding Policy Debt is more than the Specified Amount; and
▪	The Internal Revenue Code Life Insurance Qualification Test chosen at policy issue was the guideline premium test ("GPT").

Electing this benefit will change your Policy as follows:

▪	We will deduct 3.5% of the Policy Value on the date you elect this benefit.
▪	After we take the 3.5% deduction, we will set the Specified Amount to 105% of the remaining Policy Value. No further changes in the Specified Amount will be allowed.
▪	We will set the death benefit option to Option A as described in this Death Benefit section. No further changes in the death benefit option will be allowed. The death benefit at any time after you elect the benefit will equal the greatest of:
•	the Specified Amount;
•	the Policy Value multiplied by the Corridor Factor as shown in your Policy;
•	the outstanding Policy Debt multiplied by the Corridor Factor as shown in your Policy.
▪	The death benefit proceeds will equal the death benefit on the Insured’s date of death minus any outstanding Policy Debt.
▪	Any riders attached to the Policy will terminate, and any charges or fees associated with the riders will cease.
▪	We will not accept any additional premiums.
▪	You may not take additional partial withdrawals and loans, except for automatic loans to cover loan interest not paid when due.
•	We will stop taking Monthly Deductions.
•	All amounts not allocated to the Loan Account must be allocated to the Fixed Account.

Electing the benefit provided by this endorsement may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Example: An Insured with attained age 80 is in their 20th Policy year. The Policy Debt is between 92.5% and 96% of the Policy Value, and the Policy Value is greater than the Specified Amount. The Insured chooses to elect the Paid-Up Insurance Benefit Endorsement. A charge of 3.5% of the Policy Value is taken from the Policy, the Specified Amount is set to 105% of the remaining Policy Value. The Death Benefit Option is changed to Death Benefit Option A, no further premiums are accepted, all riders are terminated, monthly deductions cease, and no further changes to the Policy are allowed. Upon death, the Beneficiary receives the death benefit minus any outstanding Policy Debt.

Scheduled Increase Rider for The Insured (Optional)

We will automatically increase the Specified Amount on annual dates as described in the following section. The amount of increase will be the scheduled increase amount shown on the Policy schedule.

Increases will take place on each annual date, subject to the following:

▪	no increase will be made after the annual date nearest the Insured's 65th birthday; and
▪	total increases may not exceed two times the initial Specified Amount.
Ameritas Performance II VUL	34

The rate class applicable to each increase will be the rate class of the Insured on the effective date of this rider.

We will mail you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date.

This rider will terminate:

▪	when any increase is rejected; or
▪	when the Specified Amount is reduced; or
▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.

Within five years after your rider terminates, you may put this rider back in force by Written Notice to us if:

▪	the Policy is in force; and
▪	you provide us with evidence of insurability.

Example: The insured is issued a Policy, including the Scheduled Increase Rider, at age 45 with a Specified Amount of $250,000. The amount of the rider may be between 1% and 10% of the base specified amount and is $10,000 for this Policy. The Specified Amount is increased every Policy year automatically. After 10 increases, the Policy Owner chooses to reject the 11th increase. The rider is then terminated with an aggregate $350,000 death benefit assuming no other changes have been made to the Policy.

Total Disability Benefit Rider (Optional)

The disability benefit that is provided by this rider is not a "waiver of premium" benefit. The benefit amount will be credited to the Policy as premiums paid during continued covered disability. On any Monthly Date during continued covered disability, the benefit that is paid may result in Cash Surrender Value increases or reductions, and additional premium payments may be required to keep the Policy in force. Policy continuation to the Insured's death is not guaranteed.

We will credit, as premium to the Policy, the monthly total disability benefit stated on the Policy schedule. This will be credited upon receipt of satisfactory proof that:

▪	the Insured is totally disabled; and
▪	total disability began while this rider was in force; and
▪	total disability has continued for six consecutive months.

The benefit will begin on the Monthly Date after the start of the six-month period. If total disability begins:

▪	Before age 60: the benefit will be credited during that disability.
▪	On or after age 60, but before age 63: the benefit will be credited only before age 65 while that disability continues.
▪	On or after age 63, but before age 65: the benefit will be credited only during the two-year period after that disability begins and while it continues.

As used in this rider, "age 60," "age 63," and "age 65" mean the annual date that is nearest the Insured’s 60th, 63rd and 65th birthdays, respectively.

Total disability is a disability which:

▪	results from bodily injury or disease; and
▪	lasts for at least six months; and
▪	begins before age 65; and
▪	continuously prevents the Insured from being able to engage in an occupation for pay or profit. During the first 24 months of total disability, "an occupation" means the regular occupation of the Insured at the time that disability began. After the first 24 months of total disability, "an occupation" means any occupation for which the Insured is or becomes reasonably suited by education, training or experience. "Occupation for pay or profit" includes being a full-time student or a homemaker, if that was the Insured’s regular occupation at the time that the disability began.

Total disability is also the total and irrevocable loss, by the Insured, of:

▪	the sight of both eyes; or
▪	the use of both hands; or
▪	the use of both feet; or
▪	the use of one hand and one foot.

Ameritas Performance II VUL	35

Written Notice and satisfactory proof of the Insured’s total disability must be given to us:

▪	during the life of the Insured; and
▪	during the period of total disability; and
▪	within one year after the beginning of the total disability.

Failure to give Written Notice and satisfactory proof within the time required will not invalidate a claim if the Written Notice and satisfactory proof were given as soon as was reasonably possible; however, no amount due more than one year prior to receipt of satisfactory proof by us will be paid.

Satisfactory Proof of continuance of total disability must be given to us as often as we reasonably require. After the first two years of continuous total disability, satisfactory proof will not be required more than once a year. Examination of the Insured at our expense by physicians approved by us may be required as part of any proof. If proof is not given to us when required, no further benefit will be paid.

No benefit will be paid if disability results from, or is contributed to by:

▪	intentionally self-inflicted injury; or
▪	an act of declared or undeclared war while the Insured is a member of any armed forces.

This rider will terminate:

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule. However, this termination will not affect an eligible claim for disability that occurred before age 65.

Example: The owner of a Policy with this rider suffers a covered disability at age 45. The monthly benefit amount of this rider is $100. After six months of disability, the Policy Owner will receive $100 monthly as premium credited to the Policy. The Insured then recovers at age 48, and payments under this rider cease.

Waiver of Monthly Deduction Rider (Optional)

We will waive the Monthly Deduction for the Policy and riders stated on the Policy schedule, upon receipt of satisfactory proof that:

▪	the Insured is totally disabled; and
▪	total disability began while this rider was in force; and
▪	total disability has continued for six consecutive months.

The benefit will begin on the Monthly Date after the start of the six-month period. If total disability begins:

▪	Before age 60: the benefit will be credited during that disability.
▪	On or after age 60, but before age 63: the benefit will be credited only before age 65 while that disability continues.
▪	On or after age 63, but before age 65: the benefit will be credited only during the two-year period after that disability begins and while it continues.

As used in this rider, "age 60," "age 63," and "age 65" mean the annual date that is nearest the Insured's 60th, 63rd and 65th birthdays, respectively.

Total disability is a disability which

▪	results from bodily injury or disease; and
▪	lasts for at least six months; and
▪	begins before age 65; and
▪	continuously prevents the Insured from being able to engage in an occupation for pay or profit. During the first 24 months of total disability, "an occupation" means the regular occupation of the Insured at the time that total disability began. After the first 24 months of total disability, "an occupation" means any occupation for which the Insured is or becomes reasonably suited by education, training or experience. "Occupation for pay or profit" includes being a full-time student or a homemaker, if that was the Insured's regular occupation at the time that the total disability began.

Total disability is also the total and irrevocable loss, by the Insured, of:

▪	the sight of both eyes; or
▪	the use of both hands; or
▪	the use of both feet; or
▪	the use of one hand and one foot.

Ameritas Performance II VUL	36

Written Notice and satisfactory proof of the Insured's total disability must be given to us:

▪	during the life of the Insured; and
▪	during the period of total disability; and
▪	within one year after the beginning of the total disability.

Failure to give Written Notice and satisfactory proof within the time required will not invalidate a claim if the Written Notice and satisfactory proof were given as soon as was reasonably possible; however, no amount due more than one year prior to receipt of satisfactory proof by us will be paid.

Satisfactory proof of continuance of total disability must be given to us as often as we reasonably require. After the first two years of continuous total disability, satisfactory proof will not be required more than once a year. Examination of the Insured at our expense by physicians approved by us may be required as a part of any satisfactory proof. If satisfactory proof is not given to us when required, no further Monthly Deductions will be waived.

No benefit will be paid if disability results from or is contributed to by:

▪	intentionally self-inflicted injury; or
▪	an act of declared or undeclared war while the Insured is a member of any armed forces.

This rider will terminate:

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule. However, this termination will not affect an eligible claim for disability that occurred before age 65.

Example: The owner of a Policy with this rider suffers a covered disability at age 45. After six months of disability, all monthly deductions from the Policy will be waived. The Insured then recovers at age 48, and monthly deductions under the Policy are resumed.

surrenders and withdrawals

Cash SURRENDER

While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full Surrender, all your rights in the Policy end, and the Policy may not be reinstated.

Cash Surrender Rules

▪	We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	The applicable Surrender Charge is described in your Policy and the FEE TABLE section of this prospectus.
▪	We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

Partial Withdrawal

While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal charge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any charge.

If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

If Death Benefit Option C (described above) is in effect and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

Partial Withdrawal Rules

▪	We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
▪	The applicable partial withdrawal charge is stated in the CHARGES section of this prospectus.
•	The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
▪	A partial withdrawal is irrevocable.
▪	For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
Ameritas Performance II VUL	37

▪	Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. You may tell us how to allocate the partial withdrawal among the Investment Options, provided that the remaining Account Value in each Subaccount is not less than $100, if you do not tell us, we will deduct it Pro-Rata.
▪	Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
▪	We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
▪	Partial withdrawals may change the Minimum No-Lapse Premium requirements. You may request a new illustration of Account Value from us to demonstrate these changes.
▪	Depending upon the circumstances, a partial withdrawal may have tax consequences.

Delay of Payments or Transfers

We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:

▪	the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
▪	the SEC permits delay for the protection of security holders; or
▪	an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Subaccounts.

The applicable rules of the SEC will govern as to whether these conditions exist.

We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

For information regarding your "right to examine" and "free look," see "Right to Examine" Period under the PREMIUMS section and STATE VARIATIONS under the General Description of the Policy section.

LOANS

You may obtain a loan secured by the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Loans and Other Distributions.

The following chart applies to Policies dated prior to January 1, 2022.

Amount You Can Borrow	Loan Interest Rate

Standard Policy Loan. You may borrow no more than:

▪  the Cash Surrender Value; minus

▪  loan interest on Policy Debt including the requested loan to the next Annual Date; minus

▪  the sum of the next three Monthly Deductions.

Standard Loan Interest Rate. Current net annual loan interest rate of 1.0%: we charge a current interest rate with a 4.0% effective annual yield (guaranteed not to exceed 4.0%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the Loan Account.
Amount You Can Borrow	Loan Interest Rate

Preferred Rate Policy Loan. After five (5) Policy years, a portion of the Policy Debt may qualify for the preferred loan interest rate. The portion eligible for the preferred loan interest rate is:

▪  the Account Value; plus

▪  the sum of partial withdrawals taken, minus

▪  the sum of premiums paid.

Preferred Loan Interest Rate. Current net annual loan interest rate of 0.0%: we charge a current interest rate with a 3.0% effective annual yield (guaranteed not to exceed 3.5%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the Loan Account.

Ameritas Performance II VUL	38

The following chart applies to Policies dated on or after January 1, 2022.

Amount You Can Borrow	Loan Interest Rate

Standard Policy Loan. You may borrow no more than:

▪  the Cash Surrender Value; minus

▪  loan interest on Policy Debt including the requested loan to the next Annual Date; minus

▪  the sum of the next three Monthly Deductions.

Standard Loan Interest Rate. Current net annual loan interest rate of 1.0% (guaranteed not to exceed 3%): we charge a current interest rate with a 4.0% effective annual yield (guaranteed not to exceed 4.0%), but we also credit an interest rate with an effective annual yield of 3.0% (guaranteed to be at least 1.0%) to any amounts in the Loan Account.
Amount You Can Borrow	Loan Interest Rate

Preferred Rate Policy Loan. After five (5) Policy years, a portion of the Policy Debt may qualify for the preferred loan interest rate. The portion eligible for the preferred loan interest rate is:

▪  the Account Value; plus

▪  the sum of partial withdrawals taken, minus

▪  the sum of premiums paid.

Preferred Loan Interest Rate. Current net annual loan interest rate of 0.0% (guaranteed not to exceed 2.5%): we charge a current interest rate with a 3.0% effective annual yield (guaranteed not to exceed 3.5%), but we also credit an interest rate with an effective annual yield of 3.0% (guaranteed to be at least 1.0%) to any amounts in the Loan Account.

Loan Rules

▪	The Policy must be assigned to us as security for the loan.
▪	We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
▪	Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
▪	If Policy Debt exceeds Account Value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
▪	You may repay Policy Debt in full or in part any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.
▪	The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.
▪	We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.

A Policy loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the Investment Options or receive any higher current interest rate credited to the Fixed Account.

lapse and reinstatement

Lapse and Grace Period

Minimum No-Lapse Period

Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Loans and Other Distributions.

This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges. However, we guarantee the Policy will remain in force for the period shown in your Policy's schedule page so long as the premium paid, less partial withdrawals and Policy Debt, equals or exceeds the sum of the monthly Minimum No-Lapse Premiums from the Policy Date to the most recent Monthly Date. Your minimum no-lapse period and Minimum No-Lapse Premium are shown in your Policy schedule. Your Policy Value at the end of the minimum no-lapse period may be insufficient to keep the Policy in force unless an additional payment is made at that time.

Ameritas Performance II VUL	39

Grace Period

If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. A death benefit will not be paid if the Policy has lapsed. If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

Reinstatement

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:

▪	Written application signed by you and the Insured;
▪	Evidence of the Insured's insurability satisfactory to us, and the insurability of any Insured covered under an optional benefit rider;
▪	Premium at least equal to (a + b + c - d) divided by (e) where:

(a) is the sum of all due and unpaid Monthly Deductions during the grace period;

(b) is the sum of Monthly Deductions for three months from the date of reinstatement;

(c) is the Surrender Charge on the date of reinstatement;

(d) is the Account Value at the beginning of the grace period; and

(e) is one minus the premium charge.

▪	Repayment or reinstatement of any outstanding Policy Debt.

The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period. The Surrender Charge at reinstatement will be based on the original Policy Date and the dates of any increases in Specified Amount as if the Policy had never terminated.

The Policy cannot be reinstated once it has been fully Surrendered.

TAXES

The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

Life Insurance Qualification; Tax Treatment of Death Benefit

The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

▪	you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
▪	the death benefit generally should be fully excludable from the Beneficiary's gross income; however, special rules apply to employer owned life insurance or if the policy is transferred for value, particularly in a reportable policy sale. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the

Ameritas Performance II VUL	40

payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose not to make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

Special Considerations for Corporations and Employers

Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a Beneficiary of the Policy. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should observe the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits and consult a tax adviser regarding filing IRS Form 8925.

Tax Treatment of Loans and Other Distributions

Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess generally will be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means: • the total of any premium payments or other consideration paid for the Policy, minus • any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

▪	All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent the excess (if any) of the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
▪	Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
▪	A 10% additional income tax is imposed on the portion of any distribution, loan, or assignment of the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59½, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

Distributions (including upon Surrender and partial withdrawals) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

Other Policy Owner Tax Matters

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or Beneficiary.

Ameritas Performance II VUL	41

Interest paid on Policy loans generally is not tax deductible.

Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the Beneficiary's individual circumstances.

Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. For variable life policies to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered owned by the insurance company and not by the Policy Owner. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

The application of the investor control doctrine is subject to some uncertainty. The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in future regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy when used in a plan or arrangement that under the Treasury Regulations would be considered a tax shelter.

Ameritas Performance II VUL	42

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

FINANCIAL STATEMENTS

Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

DISTRIBUTION OF THE POLICY

We pay commissions for the sale of the Policies. Our underwriter and affiliate, Ameritas Investment Company, LLC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. Because representatives of Distributors are also insurance agents for other Ameritas Life Insurance Corp. products, as well as for Ameritas Life Insurance Corp. of New York ("Ameritas companies"), they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Ameritas companies offer. These programs may include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help representatives qualify for such benefits. Representatives may receive other payments from Ameritas companies for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's representatives who meet certain Ameritas companies productivity, persistency and length of service standards may be eligible for additional compensation. These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

Ameritas Performance II VUL	43

appendix A: Portfolio companies available under the POLICY

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the portfolio companies, which may be amended from time to time and can be found online at https://www.ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns as of 12/31/2021
			1 year	5 year	10 year
Current income and long-term capital appreciation.	Alger Balanced Portfolio, Class I-2, Fred Alger Management, LLC	1.09%	19.12%	11.86%	9.96%
Long-term capital appreciation.	Alger Capital Appreciation Portfolio, Class I-2, Fred Alger Management, LLC	0.91%	19.13%	24.19%	19.08%
Capital growth by investing in common stocks. Income is a secondary objective.	American Century VP Disciplined Core Value Fund, Class I, American Century Investment Management, Inc.	0.70%	23.65%	13.96%	13.69%
Long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund, Class I, American Century Investment Management, Inc.	0.75%	23.20%	9.41%	12.82%
Seeks to provide long-term capital appreciation.	American Funds IS New World Fund, Class 2, Capital Research and Management Company (SM)	0.82%	4.92%	13.25%	8.67%
Investing to correspond with the returns of the MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio, Class I, Calvert Research and Management	0.48%	10.88%	9.33%	7.42%
Investing to correspond with the returns of the Bloomberg Barclays U.S. Aggregate Bond Index.	Calvert VP Investment Grade Bond Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.32%	-1.82%	3.33%	2.60%
Investing to correspond with the returns of the NASDAQ 100 Index.	Calvert VP Nasdaq 100 Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.48%	26.87%	28.01%	22.47%
Investing to correspond with the returns of the Russell 2000 Index.	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.39%	14.53%	11.71%	12.71%
Investing to correspond with the returns of the S&P 500 Index. [1]	Calvert VP S&P 500 Index Portfolio, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.28%	28.42%	18.14%	16.16%
Investing to correspond with the returns of the S&P MidCap 400 Index. [1]	Calvert VP S&P MidCap 400 Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.33%	24.41%	12.76%	13.77%
Total return.	Calvert VP SRI Balanced Portfolio, Class I, Calvert Research and Management	0.63%	15.12%	12.47%	10.50%
Growth and income.	Calvert VP Volatility Managed Growth Portfolio, Class F, Calvert Research and Management / Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC	0.90%	15.87%	8.82%	--**
Income and growth.	Calvert VP Volatility Managed Moderate Growth Portfolio, Class F, Calvert Research and Management / Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC	0.88%	13.64%	8.38%	--**
Current income.	Calvert VP Volatility Managed Moderate Portfolio, Class F, Calvert Research and Management / Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC	0.87%	10.06%	7.47%	--**
To seek to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced, Class II, Delaware Management Company / Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	1.00%	15.97%	11.73%	10.16%
Ameritas Performance II VUL	44

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns as of 12/31/2021
			1 year	5 year	10 year
To seek to provide growth of capital.	Delaware Ivy VIP Science and Technology, Class II, Delaware Management Company / Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%	15.17%	23.88%	19.46%
Long-term growth of capital.	DWS Capital Growth VIP, Class A, DWS Investment Management Americas, Inc.	0.49%	22.78%	23.81%	19.25%
Long-term capital growth.	DWS International Growth VIP, Class A, DWS Investment Management Americas, Inc.	0.92%	8.11%	12.72%	10.45%
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A, DWS Investment Management Americas, Inc.	0.84%	30.50%	7.87%	10.52%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.60%	27.83%	20.17%	16.64%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [1]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.51%	24.89%	11.95%	12.53%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.23%	0.01%	0.93%	0.51%
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.67%	4.41%	5.01%	5.61%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.39%	-0.61%	4.33%	3.54%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.61%	25.60%	13.60%	13.29%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund and FMR Investment Management (UK) Limited (FMR UK).	0.77%	19.70%	14.44%	10.83%
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund and FIL Investment Advisors (UK) Limited (FIA(UK)).	0.66%	3.74%	5.37%	4.74%
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2, Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2, Franklin Advisers, Inc.	0.76%	-4.99%	-0.94%	1.13%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I, Invesco Advisers, Inc.	0.89%	5.89%	10.17%	8.09%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series I, Invesco Advisers, Inc.	0.78%	15.49%	18.18%	14.24%
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I, Invesco Advisers, Inc. / Invesco Asset Management Limited	0.97%	25.71%	7.54%	8.11%
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund, Series I, Invesco Advisers, Inc.	0.95%	20.41%	13.44%	12.29%
Seeks total return.	MFS® Global Real Estate Portfolio, Initial Class, Massachusetts Financial Services Company	0.92%	30.12%	12.99%	12.19%
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class, Massachusetts Financial Services Company	0.95%	11.57%	12.19%	8.38%
Ameritas Performance II VUL	45

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns as of 12/31/2021
			1 year	5 year	10 year
Seeks total return.	MFS® Total Return Series, Initial Class, Massachusetts Financial Services Company	0.61%	14.12%	9.84%	9.59%
Seeks total return.	MFS® Utilities Series, Initial Class, Massachusetts Financial Services Company	0.78%	14.09%	11.89%	9.93%
Seeks capital appreciation.	MFS® Value Series, Initial Class, Massachusetts Financial Services Company	0.70%	25.45%	12.25%	13.42%
Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.	Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class I, Morgan Stanley Investment Management Inc.	0.67%	-0.32%	4.69%	4.55%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I, Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company	1.25%	2.99%	9.46%	5.44%
Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I, Morgan Stanley Investment Management Inc.	0.82%	39.80%	5.64%	8.21%
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar Investment Management LLC	0.90%	10.79%	8.35%	7.45%
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar Investment Management LLC	0.90%	14.88%	10.30%	9.16%
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar Investment Management LLC	0.89%	6.47%	6.53%	5.55%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I, Neuberger Berman Investment Advisers LLC	1.00%	32.80%	8.35%	11.10%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Sustainable Equity Portfolio, Class I, Neuberger Berman Investment Advisers LLC	0.89%	23.48%	15.72%	14.36%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class, Pacific Investment Management Company LLC	0.65%	-0.93%	1.54%	1.59%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class, Pacific Investment Management Company LLC	0.77%	5.48%	5.23%	2.95%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class, Pacific Investment Management Company LLC	0.65%	-1.27%	3.94%	3.43%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II, T. Rowe Price Associates, Inc.	1.00%	17.33%	22.96%	18.93%
Seeks a high level of dividend income and long-term capital growth primarily through investments in stock.	T. Rowe Price Equity Income Portfolio-II, T. Rowe Price Associates, Inc.	0.99%	25.22%	10.74%	11.54%
Long-term capital appreciation.	Third Avenue Value Portfolio, Third Avenue Management LLC	1.30%	22.07%	3.93%	6.96%

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2021, reflect temporary fee reductions under such an arrangement.
**	Life of fund performance:
American Funds IS Managed Risk Asset Allocation Fund, Class P2 8.04% (inception date 9/28/12)
Calvert VP Volatility Managed Growth Portfolio, Class F 6.67% (inception date 4/30/13)
Calvert VP Volatility Managed Moderate Portfolio, Class F 5.95% (inception date 4/30/13)
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F 6.56% (inception date 4/30/13)
1	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
Ameritas Performance II VUL	46

2	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
4	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.

Ameritas Performance II VUL	47

ILLUSTRATIONS

Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, based upon your specific situation. You may annually request, without charge, an illustration from us. We may charge a reasonable fee, not to exceed the maximum shown on the Policy schedule page, for additional illustrations requested in the same Policy year.

STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about the Separate Account, us, and the Policy. You may obtain a copy without charge, request other information about the Policy, and make investor inquiries by calling our toll-free telephone number 800-745-1112.

REPORTS TO YOU

We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account or other systematic transfer programs, you will also receive a quarterly report, which will be confirmation of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy loans, Subaccount transfers, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

Also, reports and other information about the Separate Account are available on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FINRA PUBLIC DISCLOSURE PROGRAM

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program Services.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

about the Policy described in this prospectus, or wish to request a Statement of Additional Information,

contact your sales representative, or write or telephone us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: ameritas.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

© 2022 Ameritas Life Insurance Corp.	SEC Registration # 811-04473
Class /Contract # C000216331
File # 333-233986
Ameritas Performance II VUL	48

Statement of Additional Information: May 1, 2022
to accompany Policy Prospectuses dated: May 1, 2022

Variable Life Insurance Policies:
Overture Life SPVUL	Corporate Benefit VUL
Univar	Overture Ovation!
Overture Applause!	Overture Viva!
Overture Applause! II	Protector hVUL
Overture Encore!	Excel Performance VUL
Overture Bravo!	Ameritas Performance II VUL
offered through
Ameritas Variable Separate Account V

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1

SERVICES	2
UNDERWRITER
DISTRIBUTION OF THE POLICY

MORE INFORMATION ON CHARGES	4
DISTRIBUTION OF MATERIALS
ADVERTISING
PERFORMANCE DATA

LICENSING AGREEMENT	5
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information ("Statement") is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at

https://www.ameritas.com/investments/variable-product-performance-prospectus or by calling us at 800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account V (referred to as the "Separate Account" or the "Registrant") is a separate investment account of Ameritas Life Insurance Corp. ("We, us, our, Ameritas Life, Depositor"). We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at https://www.ameritas.com/. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

The Registrant is a segregated asset account of Ameritas Life established to receive and invest your Premiums. Ameritas Life established the Separate Account on November 6, 1996 under the laws of the State of Nebraska, in accordance with resolutions set forth by the Ameritas Life Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Ameritas Variable Separate Account V	SAI:1	Statement of Additional Information

SERVICES

Affiliates of Ameritas Life may provide administrative services, including but not limited to third party administrative services, policy administration and other operation support services, claims administration, and development and maintenance of software, to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On October 1, 2021, Ameritas Life entered into a Fourth Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC, Variable Contract Agency, LLC, Ameritas Advisory Services, LLC, Select Benefits Group, LLC dba Dental Select and Ameritas Bluestar Retirement Services, LLC. All parties to the Agreement are wholly owned subsidiaries of AHC or Ameritas Life. Ameritas Life made no payments for administrative services provided by affiliated companies in 2019, 2020, or 2021.

Matters of state and federal law pertaining to the policies have been reviewed by the Ameritas Life legal staff.

UNDERWRITER

Policies are distributed by Ameritas Investment Company, LLC, ("AIC") 5900 O Street, Lincoln, Nebraska 68510 (formerly Ameritas Investment Corp. which served as underwriter until its conversion to a limited liability company in January, 2020). Beginning in 2020, Ameritas Investment Company, LLC (the "Underwriter") served as Underwriter and distributor for the Policies in Ameritas Variable Separate Account V. AIC is a wholly owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute policies.

The Ameritas Performance II VUL is offered continuously, and other policies listed are no longer offered for new sales.

YEAR:	2019	2020	2021
Variable life insurance commission the Depositor paid to the Underwriter* that was paid to other broker-dealers and representatives (not kept by the Underwriter.)	$2,079,238	$2,085,681	$2,634,138
Variable life insurance compensation earned and kept by the Underwriter.*	$143	$0	$0
Fees the Depositor paid to the Underwriter* for variable life insurance Principal Underwriter services.	$275,674	$305,981	$403,921

*Ameritas Investment Corp. in 2019; Ameritas Investment Company, LLC, in 2020 and 2021.

DISTRIBUTION OF THE POLICY

We pay commissions for the sale of the Policies. Our Underwriter and affiliate, AIC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. Because representatives of Distributors are also insurance agents for other Ameritas Life products, as well as for Ameritas Life Insurance Corp. of New York (collectively "Ameritas companies"), they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Ameritas companies offer. These programs may include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help representatives qualify for such benefits. Representatives may receive other payments from Ameritas companies for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's representatives who meet certain Ameritas companies productivity, persistency and length of service standards may be eligible for additional compensation. These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

Distribution Compensation for Currently Sold Products

Ameritas Performance II VUL: We pay commissions for the sale of the Policies. The maximum commissions payable are: 120% of premiums up to the target premium and 4.80% of premiums above that amount paid in the first Policy Year; 6.27% of premium paid in Policy Years 2 through 10; and 2.28%

Ameritas Variable Separate Account V	SAI:2	Statement of Additional Information

of premium paid thereafter as a service fee. For an increase in specified amount, we will pay first-year commission on any increase in Planned Periodic Premium that occurs during the Policy Year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.20% of unborrowed account value. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Distribution Compensation for Products No Longer Being Sold

Excel Performance VUL: If the Accounting Benefit Rider ("ABR") is not selected, the maximum commissions payable are: 105% of premiums up to the target premium and 4% of premiums above that amount paid in the first Policy Year; 4% of premium paid in Policy Years 2 through 10; and 2% of premium paid thereafter as a service fee. If the ABR is selected, the maximum commissions payable are: 105% of first-year premium allocated to the base Policy up to the base Policy target premium; 35% of first-year premium allocated to the ABR up to the ABR target premium; 4% of first-year premium in excess of the sum of the base and ABR target premiums; 25% of premium allocated to the ABR up to the ABR target premium in each of Policy Years 2 through 5; 4% of premium on any additional premium paid in each of Policy Years 2 through 5; 4% of premium paid in Policy Years 6 through 10; and 2% of premium paid thereafter as a service fee. The Supplemental Coverage Rider ("SCR") does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in Planned Periodic Premium that occurs during the Policy Year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.25% of unborrowed account value. Additional amounts may be paid and expenses may be reimbursed based on various factors.

Overture Applause!, Overture Applause! II, and Overture Encore!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium.

For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Overture Life SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.

Overture Viva!: Commission may equal an amount up to 140% of premium in the first year and up to 13% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.

Overture Bravo!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Overture Ovation!: During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the accumulation value beginning in the eighth Policy Year.

Protector hVUL: Commission may equal an amount up to 105% of premium in the first year and up to 3% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy value beginning in the fifth Policy Year.

Ameritas Variable Separate Account V	SAI:3	Statement of Additional Information

MORE INFORMATION ON CHARGES

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

Underwriting Procedure

The Policy’s cost of insurance depends upon the insured’s gender, issue age, risk class, specified amount, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For Ameritas Performance II VUL, guaranteed cost of insurance rates are based on the gender-distinct 2017 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. Attained ages 18 and greater will follow smoker-distinct rates while attained ages 0-17 will follow composite rates. For the Excel Performance VUL and Protector hVUL, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. For all other Policies, the guaranteed cost of insurance rates are based on the insured’s attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

Actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

ADVERTISING

From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, gender and risk class of the insured, and other Policy-specific assumptions.

We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

PERFORMANCE DATA

From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment options, limitations and risks.

Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio

Ameritas Variable Separate Account V	SAI:4	Statement of Additional Information

advisers have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy’s transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically annualized yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio’s expenses.

For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2021 and 2020, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2021 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account V as of December 31, 2021, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account V	SAI:5	Statement of Additional Information

AMERITAS VARIABLE SEPARATE ACCOUNT V

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021

AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account V

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account V (the “Account”) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 11, 2022

We have served as the Account’s auditor since 1986.

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AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
1,028,917.833 shares at $26.15 per share (cost $23,061,981)	$26,906,201
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
14,636.600 shares at $25.97 per share (cost $324,076)	380,113
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
534,488.390 shares at $102.43 per share (cost $32,255,825)	54,747,646
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
13,217.815 shares at $101.70 per share (cost $820,506)	1,344,252
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
2,424,894.958 shares at $5.25 per share (cost $13,254,376)	12,730,699
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
30,452.378 shares at $5.21 per share (cost $168,352)	158,657
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
428,527.081 shares at $29.28 per share (cost $8,649,481)	12,547,273
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
9,366.354 shares at $29.13 per share (cost $185,695)	272,842
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
643,444.180 shares at $18.33 per share (cost $9,840,047)	11,794,332
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
10,323.517 shares at $18.14 per share (cost $159,119)	187,269
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
945,496.536 shares at $13.35 per share (cost $12,255,630)	12,622,379
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
787,170.107 shares at $54.35 per share (cost $25,274,839)	42,782,695
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
29,384.815 shares at $54.00 per share (cost $967,121)	1,586,780
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
93,421.084 shares at $24.38 per share (cost $1,523,647)	2,277,606
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
12,270.111 shares at $24.16 per share (cost $209,393)	296,446
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
74,045.230 shares at $41.17 per share (cost $2,507,031)	3,048,442
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
8,136.984 shares at $11.74 per share (cost $93,870)	95,528
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
9,449,882.170 shares at $1.00 per share (cost $9,449,882)	9,449,882
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
365,982.271 shares at $19.59 per share (cost $5,210,531)	7,169,593

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

The Alger Portfolios (Alger), continued:
Alger Capital Appreciation Portfolio, Class I-2 (Capital App) -
48,982.673 shares at $94.33 per share (cost $4,236,352)	$4,620,536
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series, Initial Class (Utilities) -
271,150.476 shares at $38.31 per share (cost $7,466,622)	10,387,775
MFS(R) New Discovery Series, Initial Class (New Discovery) -
297,047.938 shares at $23.30 per share (cost $5,905,806)	6,921,217
MFS(R) Total Return Series, Initial Class (Total Return) -
33,434.009 shares at $27.78 per share (cost $762,584)	928,797
MFS(R) Value Series, Initial Class (Value) -
43,992.310 shares at $24.72 per share (cost $893,399)	1,087,490
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
204,908.160 shares at $9.81 per share (cost $2,040,208)	2,010,149
MFS(R) Research International Portfolio, Initial Class (Research) -
376,800.113 shares at $19.13 per share (cost $5,958,801)	7,208,186
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate) -
7.815 shares at $19.21 per share (cost $132)	150
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
603,267.130 shares at $18.11 per share (cost $8,950,733)	10,925,168
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
147,230.431 shares at $11.30 per share (cost $1,559,762)	1,663,704
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
629,773.380 shares at $23.47 per share (cost $11,558,919)	14,780,781
Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class I (Core+Fixed) -
347.181 shares at $10.47 per share (cost $3,917)	3,635
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
554,048.192 shares at $2.780 per share (cost $1,211,400)	1,540,254
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
15,739.499 shares at $37.47 per share (cost $484,342)	589,759
American Century Investments (American Century):
American Century VP Disciplined Core Value Fund Portfolio, Class I (Income & Growth) -
1,515,491.210 shares at $10.72 per share (cost $13,416,241)	16,246,066
American Century VP Value Fund Portfolio, Class I (Value) -
4,403.206 shares at $13.67 per share (cost $34,004)	60,192
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
332,446.600 shares at $25.02 per share (cost $6,283,135)	8,317,814

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

AIM Variable Insurance Funds (AIM):
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
168,089.527 shares at $41.41 per share (cost $5,768,369)	$6,960,587
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
57,055.603 shares at $17.99 per share (cost $932,028)	1,026,430
Invesco V.I. Small Cap Equity Fund Portfolio, Series I (Small Cap) -
36,391.051 shares at $23.49 per share (cost $720,870)	854,826
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
304,820.284 shares at $11.13 per share (cost $3,137,934)	3,392,650
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I (Discovery Mid Cap) -
22,664.942 shares at $114.63 per share (cost $1,908,309)	2,598,082
Invesco V.I. Global Fund Portfolio, Series I (Global Securities) -
47,013.264 shares at $57.22 per share (cost $2,047,010)	2,690,099
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
299,676.585 shares at $144.47 per share (cost $25,695,240)	43,294,276
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
351,715.987 shares at $99.34 per share (cost $26,292,369)	34,939,466
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
154,669.533 shares at $146.70 per share (cost $9,961,356)	22,690,020
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
127,226.329 shares at $102.12 per share (cost $9,908,176)	12,992,353
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
189,086.546 shares at $55.64 per share (cost $10,503,175)	10,520,775
Calvert VP S&P 500 Index Portfolio (S&P 500) -
640,134.359 shares at $200.13 per share (cost $74,448,851)	128,110,089
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
173,609.850 shares at $20.80 per share (cost $2,946,695)	3,611,085
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
1,839.768 shares at $23.93 per share (cost $36,825)	44,026
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
272,671.324 shares at $22.49 per share (cost $4,759,122)	6,132,378
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
441,221.526 shares at $18.51 per share (cost $7,315,167)	8,167,010
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
70,382.504 shares at $24.64 per share (cost $1,196,518)	1,734,225

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
119,090.825 shares at $15.47 per share (cost $1,662,190)	$1,842,335
DWS International Growth VIP Portfolio, Class A (Thematic) -
22,379.060 shares at $18.80 per share (cost $299,312)	420,726
DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
5,869.977 shares at $49.11 per share (cost $201,256)	288,275
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
41,364.406 shares at $20.33 per share (cost $780,012)	840,938
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
10,537.003 shares at $37.03 per share (cost $288,380)	390,185
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
299,212.949 shares at $50.47 per share (cost $8,258,575)	15,101,278
T. Rowe Price Equity Income Portfolio-II (Equity Income) -
17,437.509 shares at $29.91 per share (cost $476,719)	521,556
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
33,621.411 shares at $16.76 per share (cost $512,244)	563,495
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
293,669.439 shares at $13.13 per share (cost $4,720,859)	3,855,880
Delaware Ivy Variable Insurance Portfolios (Ivy):
Delaware Ivy VIP Science and Technology Portfolio, Class II (Science) -
60,263.260 shares at $29.5059 per share (cost $1,687,586)	1,778,122
Delaware Ivy VIP Balanced Portfolio, Class II (Balanced) -
21,739.239 shares at $9.3888 per share (cost $176,270)	204,105
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
288,815.330 shares at $10.76 per share (cost $3,204,382)	3,107,653
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
107,234.391 shares at $10.23 per share (cost $1,108,271)	1,097,008
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
11,900.503 shares at $13.99 per share (cost $163,127)	166,488
ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
41,840.015 shares at $11.81 per share (cost $458,575)	494,131

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

ALPS Variable Investment Trust (Ibbotson), continued:
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
17,003.018 shares at $12.55 per share (cost $185,372)	$213,388
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
31,405.101 shares at $11.21 per share (cost $340,393)	352,051
American Funds Insurance Series(R) (American Funds):
American Funds IS New World Fund Portfolio, Class 2 (IS New World) -
914.315 shares at $31.48 per share (cost $29,617)	28,783

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$608,715,082

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$482,731
Mortality and expense risk charge	(127,114)
Net investment income(loss)	355,617

Realized gain(loss) on investments:
Net realized gain distributions	2,819,485
Net realized gain(loss) on sale of fund shares	367,606
Net realized gain(loss)	3,187,091

Change in unrealized appreciation/depreciation	1,864,020

Net increase(decrease) in net assets resulting
from operations	$5,406,728

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$355,617	$262,341
Net realized gain(loss)	3,187,091	909,463
Net change in unrealized appreciation/depreciation	1,864,020	23,597
Net increase(decrease) in net assets resulting
from operations	5,406,728	1,195,401

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	923,058	899,479
Subaccounts transfers (including fixed account), net	(134,889)	(848,503)
Transfers for policyowner benefits and terminations	(957,365)	(765,886)
Policyowner maintenance charges	(1,121,475)	(1,118,679)
Net increase(decrease) from policyowner transactions	(1,290,671)	(1,833,589)

Total increase(decrease) in net assets	4,116,057	(638,188)
Net assets at beginning of period	22,790,144	23,428,332
Net assets at end of period	$26,906,201	$22,790,144

The accompanying notes are an integral part of these financial statements.

FS-8

Fidelity
Equity-Income
SC		Growth IC		Growth SC

2021		2021		2021

$6,470		$-		$-
(1,671)		(286,714)		(5,723)
4,799		(286,714)		(5,723)

40,417		10,674,916		263,156
6,900		1,477,855		39,911
47,317		12,152,771		303,067

26,279		(1,484,142)		(42,198)

$78,395		$10,381,915		$255,146

Equity-Income SC		Growth IC		Growth SC

2021	2020	2021	2020	2021	2020

$4,799	$3,692	$(286,714)	$(201,246)	$(5,723)	$(3,922)
47,317	12,652	12,152,771	5,328,563	303,067	145,604
26,279	2,434	(1,484,142)	9,560,232	(42,198)	218,334

78,395	18,778	10,381,915	14,687,549	255,146	360,016

10,183	13,191	1,133,446	1,173,957	7,167	10,394
(15,782)	25,784	(1,166,832)	(656,301)	(46,920)	(10,200)
(421)	(23,227)	(1,346,605)	(1,632,430)	-	(104,025)
(22,504)	(22,222)	(1,796,139)	(1,838,101)	(40,849)	(36,187)
(28,524)	(6,474)	(3,176,130)	(2,952,875)	(80,602)	(140,018)

49,871	12,304	7,205,785	11,734,674	174,544	219,998
330,242	317,938	47,541,861	35,807,187	1,169,708	949,710
$380,113	$330,242	$54,747,646	$47,541,861	$1,344,252	$1,169,708

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$666,474
Mortality and expense risk charge	(61,474)
Net investment income(loss)	605,000

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(4,763)
Net realized gain(loss)	(4,763)

Change in unrealized appreciation/depreciation	(130,857)

Net increase(decrease) in net assets resulting
from operations	$469,380

	High Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$605,000	$489,992
Net realized gain(loss)	(4,763)	(59,161)
Net change in unrealized appreciation/depreciation	(130,857)	(210,933)
Net increase(decrease) in net assets resulting
from operations	469,380	219,898

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	723,164	750,631
Subaccounts transfers (including fixed account), net	878,760	358,240
Transfers for policyowner benefits and terminations	(346,002)	(480,322)
Policyowner maintenance charges	(577,636)	(628,830)
Net increase(decrease) from policyowner transactions	678,286	(281)

Total increase(decrease) in net assets	1,147,666	219,617
Net assets at beginning of period	11,583,033	11,363,416
Net assets at end of period	$12,730,699	$11,583,033

The accompanying notes are an integral part of these financial statements.

FS-10

Fidelity
High Income
SC		Overseas IC		Overseas SC

2021		2021		2021

$8,281		$62,364		$1,128
(816)		(56,546)		(1,153)
7,465		5,818		(25)

-		879,603		19,252
(614)		240,034		5,341
(614)		1,119,637		24,593

(676)		923,581		19,837

$6,175		$2,049,036		$44,405

High Income SC		Overseas IC		Overseas SC

2021	2020	2021	2020	2021	2020

$7,465	$6,695	$5,818	$(7,380)	$(25)	$(260)
(614)	(1,853)	1,119,637	139,880	24,593	2,607
(676)	(2,381)	923,581	1,273,869	19,837	27,806

6,175	2,461	2,049,036	1,406,369	44,405	30,153

5,128	4,885	427,308	453,619	6,382	6,454
6,271	2,979	45,550	(73,297)	(4,918)	(360)
(1,937)	(984)	(324,040)	(369,863)	-	(277)
(14,931)	(16,840)	(471,504)	(489,605)	(9,901)	(9,895)
(5,469)	(9,960)	(322,686)	(479,146)	(8,437)	(4,078)

706	(7,499)	1,726,350	927,223	35,968	26,075
157,951	165,450	10,820,923	9,893,700	236,874	210,799
$158,657	$157,951	$12,547,273	$10,820,923	$272,842	$236,874

FS-11

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$187,843
Mortality and expense risk charge	(71,874)
Net investment income(loss)	115,969

Realized gain(loss) on investments:
Net realized gain distributions	64,246
Net realized gain(loss) on sale of fund shares	143,825
Net realized gain(loss)	208,071

Change in unrealized appreciation/depreciation	709,463

Net increase(decrease) in net assets resulting
from operations	$1,033,503

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$115,969	$92,360
Net realized gain(loss)	208,071	150,678
Net change in unrealized appreciation/depreciation	709,463	1,194,269
Net increase(decrease) in net assets resulting
from operations	1,033,503	1,437,307

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	441,729	462,779
Subaccounts transfers (including fixed account), net	(265,514)	(295,307)
Transfers for policyowner benefits and terminations	(283,244)	(443,691)
Policyowner maintenance charges	(670,243)	(723,141)
Net increase(decrease) from policyowner transactions	(777,272)	(999,360)

Total increase(decrease) in net assets	256,231	437,947
Net assets at beginning of period	11,538,101	11,100,154
Net assets at end of period	$11,794,332	$11,538,101

The accompanying notes are an integral part of these financial statements.

FS-12

Fidelity

Asset Mgr. SC		Inv. Bond IC		Contrafund IC

2021		2021		2021

$2,675		$255,263		$23,850
(794)		(53,441)		(185,825)
1,881		201,822		(161,975)

1,010		335,460		4,877,437
411		23,889		1,001,340
1,421		359,349		5,878,777

12,326		(679,330)		3,603,510

$15,628		$(118,159)		$9,320,312

Asset Mgr. SC		Inv. Bond IC		Contrafund IC

2021	2020	2021	2020	2021	2020

$1,881	$1,542	$201,822	$197,599	$(161,975)	$(84,584)
1,421	1,887	359,349	76,949	5,878,777	1,104,576
12,326	16,905	(679,330)	687,351	3,603,510	7,271,934

15,628	20,334	(118,159)	961,899	9,320,312	8,291,926

5,153	5,153	787,791	808,540	1,522,570	1,456,286
1,480	15	1,130,763	(12,078)	(537,078)	(1,398,753)
-	-	(402,997)	(536,588)	(945,238)	(902,448)
(2,422)	(2,337)	(742,692)	(839,536)	(1,690,281)	(1,715,235)
4,211	2,831	772,865	(579,662)	(1,650,027)	(2,560,150)

19,839	23,165	654,706	382,237	7,670,285	5,731,776
167,430	144,265	11,967,673	11,585,436	35,112,410	29,380,634
$187,269	$167,430	$12,622,379	$11,967,673	$42,782,695	$35,112,410

FS-13

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund SC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$701
Mortality and expense risk charge	(6,620)
Net investment income(loss)	(5,919)

Realized gain(loss) on investments:
Net realized gain distributions	182,974
Net realized gain(loss) on sale of fund shares	60,197
Net realized gain(loss)	243,171

Change in unrealized appreciation/depreciation	110,659

Net increase(decrease) in net assets resulting
from operations	$347,911

	Contrafund SC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5,919)	$(4,275)
Net realized gain(loss)	243,171	66,704
Net change in unrealized appreciation/depreciation	110,659	262,054
Net increase(decrease) in net assets resulting
from operations	347,911	324,483

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	24,706	24,311
Subaccounts transfers (including fixed account), net	(53,690)	(33,012)
Transfers for policyowner benefits and terminations	(83)	(69,179)
Policyowner maintenance charges	(79,548)	(77,616)
Net increase(decrease) from policyowner transactions	(108,615)	(155,496)

Total increase(decrease) in net assets	239,296	168,987
Net assets at beginning of period	1,347,484	1,178,497
Net assets at end of period	$1,586,780	$1,347,484

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
Asset Mgr.		Asset Mgr.
Gr. IC		Gr. SC		Mid Cap IC

2021		2021		2021

$31,343		$3,831		$17,445
(11,178)		(1,265)		(15,410)
20,165		2,566		2,035

31,053		4,041		455,655
45,774		1,359		139,879
76,827		5,400		595,534

176,242		26,945		18,092

$273,234		$34,911		$615,661

Asset Mgr. Gr. IC		Asset Mgr. Gr. SC		Mid Cap IC

2021	2020	2021	2020	2021	2020

$20,165	$10,220	$2,566	$1,382	$2,035	$1,852
76,827	94,899	5,400	3,722	595,534	(4,478)
176,242	193,575	26,945	31,991	18,092	400,524

273,234	298,694	34,911	37,095	615,661	397,898

95,281	101,435	6,268	6,268	251,956	235,396
(4,362)	27,300	(63)	(152)	(120,470)	(58,948)
(25,846)	(250,697)	-	-	(199,918)	(152,239)
(121,797)	(128,295)	(5,272)	(5,079)	(120,619)	(119,206)
(56,724)	(250,257)	933	1,037	(189,051)	(94,997)

216,510	48,437	35,844	38,132	426,610	302,901
2,061,096	2,012,659	260,602	222,470	2,621,832	2,318,931
$2,277,606	$2,061,096	$296,446	$260,602	$3,048,442	$2,621,832

FS-15

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,497
Mortality and expense risk charge	(700)
Net investment income(loss)	1,797

Realized gain(loss) on investments:
Net realized gain distributions	1,536
Net realized gain(loss) on sale of fund shares	1,195
Net realized gain(loss)	2,731

Change in unrealized appreciation/depreciation	(2,190)

Net increase(decrease) in net assets resulting
from operations	$2,338

	Strategic IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,797	$3,267
Net realized gain(loss)	2,731	1,004
Net change in unrealized appreciation/depreciation	(2,190)	3,826
Net increase(decrease) in net assets resulting
from operations	2,338	8,097

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	17,177	17,086
Subaccounts transfers (including fixed account), net	1,569	10
Transfers for policyowner benefits and terminations	(48,784)	(2,921)
Policyowner maintenance charges	(7,706)	(7,715)
Net increase(decrease) from policyowner transactions	(37,744)	6,460

Total increase(decrease) in net assets	(35,406)	14,557
Net assets at beginning of period	130,934	116,377
Net assets at end of period	$95,528	$130,934

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity		Alger

Money Market		Balanced		Capital App

2021		2021		2021

$1,030		$55,877		$-
(54,808)		(32,884)		(29,882)
(53,778)		22,993		(29,882)

-		195,763		950,689
-		147,695		157,931
-		343,458		1,108,620

-		773,698		(364,916)

$(53,778)		$1,140,149		$713,822

Money Market		Balanced		Capital App

2021	2020	2021	2020	2021	2020

$(53,778)	$(30,200)	$22,993	$39,967	$(29,882)	$(23,172)
-	-	343,458	73,877	1,108,620	707,494
-	-	773,698	394,637	(364,916)	516,581

(53,778)	(30,200)	1,140,149	508,481	713,822	1,200,903

1,580,700	1,451,270	316,140	265,406	605,431	505,434
2,735,344	8,726,183	492,517	23,426	(490,643)	(310,915)
(5,752,282)	(6,152,332)	(279,070)	(198,437)	(107,431)	(141,745)
(897,435)	(989,975)	(329,407)	(341,479)	(131,538)	(122,303)
(2,333,673)	3,035,146	200,180	(251,084)	(124,181)	(69,529)

(2,387,451)	3,004,946	1,340,329	257,397	589,641	1,131,374
11,837,333	8,832,387	5,829,264	5,571,867	4,030,895	2,899,521
$9,449,882	$11,837,333	$7,169,593	$5,829,264	$4,620,536	$4,030,895

FS-17

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Utilities

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$168,007
Mortality and expense risk charge	(47,427)
Net investment income(loss)	120,580

Realized gain(loss) on investments:
Net realized gain distributions	327,374
Net realized gain(loss) on sale of fund shares	174,025
Net realized gain(loss)	501,399

Change in unrealized appreciation/depreciation	624,183

Net increase(decrease) in net assets resulting
from operations	$1,246,162

	Utilities

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$120,580	$165,566
Net realized gain(loss)	501,399	386,948
Net change in unrealized appreciation/depreciation	624,183	(123,359)
Net increase(decrease) in net assets resulting
from operations	1,246,162	429,155

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	431,667	427,686
Subaccounts transfers (including fixed account), net	166,547	(211,473)
Transfers for policyowner benefits and terminations	(288,874)	(321,175)
Policyowner maintenance charges	(448,614)	(515,163)
Net increase(decrease) from policyowner transactions	(139,274)	(620,125)

Total increase(decrease) in net assets	1,106,888	(190,970)
Net assets at beginning of period	9,280,887	9,471,857
Net assets at end of period	$10,387,775	$9,280,887

The accompanying notes are an integral part of these financial statements.

FS-18

MFS
New
Discovery		Total Return		Value

2021		2021		2021

$-		$15,711		$13,232
(32,376)		(4,471)		(6,510)
(32,376)		11,240		6,722

1,148,258		41,847		22,036
348,691		26,059		9,400
1,496,949		67,906		31,436

(1,332,922)		33,892		160,877

$131,651		$113,038		$199,035

New Discovery		Total Return		Value

2021	2020	2021	2020	2021	2020

$(32,376)	$(30,168)	$11,240	$13,826	$6,722	$2,894
1,496,949	771,594	67,906	27,743	31,436	19,264
(1,332,922)	1,623,872	33,892	28,610	160,877	(9,895)

131,651	2,365,298	113,038	70,179	199,035	12,263

143,122	170,698	54,397	57,480	89,760	65,781
(513,157)	(375,902)	12,606	(13,956)	404,927	(67,433)
(158,848)	(332,677)	(95,867)	(31,634)	(67)	(8,946)
(248,582)	(252,669)	(40,825)	(46,682)	(19,571)	(12,085)
(777,465)	(790,550)	(69,689)	(34,792)	475,049	(22,683)

(645,814)	1,574,748	43,349	35,387	674,084	(10,420)
7,567,031	5,992,283	885,448	850,061	413,406	423,826
$6,921,217	$7,567,031	$928,797	$885,448	$1,087,490	$413,406

FS-19

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Strategic

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$62,600
Mortality and expense risk charge	(8,931)
Net investment income(loss)	53,669

Realized gain(loss) on investments:
Net realized gain distributions	81,260
Net realized gain(loss) on sale of fund shares	3,247
Net realized gain(loss)	84,507

Change in unrealized appreciation/depreciation	(137,629)

Net increase(decrease) in net assets resulting
from operations	$547

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$53,669	$62,318
Net realized gain(loss)	84,507	4,764
Net change in unrealized appreciation/depreciation	(137,629)	93,189
Net increase(decrease) in net assets resulting
from operations	547	160,271

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	109,020	121,620
Subaccounts transfers (including fixed account), net	104,608	83,092
Transfers for policyowner benefits and terminations	(87,515)	(44,343)
Policyowner maintenance charges	(122,830)	(136,036)
Net increase(decrease) from policyowner transactions	3,283	24,333

Total increase(decrease) in net assets	3,830	184,604
Net assets at beginning of period	2,006,319	1,821,715
Net assets at end of period	$2,010,149	$2,006,319

The accompanying notes are an integral part of these financial statements.

FS-20

MFS				Van Kampen
		Global		Emerging
Research		Real Estate		Markets

2021		2021		2021

$57,165		$1		$90,664
(35,089)		-		(52,499)
22,076		1		38,165

332,835		-		-
62,314		2		279,536
395,149		2		279,536

292,109		18		(48,751)

$709,334		$21		$268,950

Research		Global Real Estate		Emerging Markets

2021	2020	2021	2020	2021	2020

$22,076	$84,745	$1	$-	$38,165	$77,424
395,149	231,059	2	-	279,536	217,067
292,109	402,534	18	-	(48,751)	1,049,075

709,334	718,338	21	-	268,950	1,343,566

449,610	465,530	155	-	694,188	708,886
229,608	(202,782)	2	9	446,208	(274,598)
(266,321)	(308,894)	-	-	(486,729)	(531,851)
(312,398)	(324,745)	(37)	-	(496,945)	(525,663)
100,499	(370,891)	120	9	156,722	(623,226)

809,833	347,447	141	9	425,672	720,340
6,398,353	6,050,906	9	-	10,499,496	9,779,156
$7,208,186	$6,398,353	$150	$9	$10,925,168	$10,499,496

FS-21

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen

	Intl. Magnum

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$30,019
Mortality and expense risk charge	(7,583)
Net investment income(loss)	22,436

Realized gain(loss) on investments:
Net realized gain distributions	54,802
Net realized gain(loss) on sale of fund shares	5,284
Net realized gain(loss)	60,086

Change in unrealized appreciation/depreciation	39,373

Net increase(decrease) in net assets resulting
from operations	$121,895

	Intl. Magnum

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$22,436	$13,195
Net realized gain(loss)	60,086	95,391
Net change in unrealized appreciation/depreciation	39,373	28,889
Net increase(decrease) in net assets resulting
from operations	121,895	137,475

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	68,752	73,741
Subaccounts transfers (including fixed account), net	58,023	(15,142)
Transfers for policyowner benefits and terminations	(64,495)	(72,937)
Policyowner maintenance charges	(65,936)	(72,859)
Net increase(decrease) from policyowner transactions	(3,656)	(87,197)

Total increase(decrease) in net assets	118,239	50,278
Net assets at beginning of period	1,545,465	1,495,187
Net assets at end of period	$1,663,704	$1,545,465

The accompanying notes are an integral part of these financial statements.

FS-22

Van Kampen				Calvert
U.S. Real
Estate		Core+Fixed		Balanced

2021		2021		2021

$273,199		$130		$17,654
(61,707)		(23)		(6,737)
211,492		107		10,917

-		215		45,561
212,485		(2)		55,095
212,485		213		100,656

3,935,961		(351)		89,524

$4,359,938		$(31)		$201,097

U.S. Real Estate		Core+Fixed		Balanced

2021	2020	2021	2020	2021	2020

$211,492	$242,570	$107	$(1)	$10,917	$12,252
212,485	245,234	213	76	100,656	59,009
3,935,961	(2,229,885)	(351)	66	89,524	99,009

4,359,938	(1,742,081)	(31)	141	201,097	170,270

813,228	837,196	449	305	82,492	82,453
(755,140)	1,710,212	441	2,050	55,522	(16,915)
(589,390)	(494,203)	-	-	(64,938)	(75,302)
(660,268)	(666,507)	(156)	(80)	(75,880)	(75,207)
(1,191,570)	1,386,698	734	2,275	(2,804)	(84,971)

3,168,368	(355,383)	703	2,416	198,293	85,299
11,612,413	11,967,796	2,932	516	1,341,961	1,256,662
$14,780,781	$11,612,413	$3,635	$2,932	$1,540,254	$1,341,961

FS-23

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Mid Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,140
Mortality and expense risk charge	(2,013)
Net investment income(loss)	(873)

Realized gain(loss) on investments:
Net realized gain distributions	24,580
Net realized gain(loss) on sale of fund shares	11,180
Net realized gain(loss)	35,760

Change in unrealized appreciation/depreciation	45,630

Net increase(decrease) in net assets resulting
from operations	$80,517

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(873)	$(13)
Net realized gain(loss)	35,760	40,218
Net change in unrealized appreciation/depreciation	45,630	17,631
Net increase(decrease) in net assets resulting
from operations	80,517	57,836

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	984	1,074
Subaccounts transfers (including fixed account), net	(23,332)	(6,896)
Transfers for policyowner benefits and terminations	(14,906)	(45,261)
Policyowner maintenance charges	(25,066)	(29,617)
Net increase(decrease) from policyowner transactions	(62,320)	(80,700)

Total increase(decrease) in net assets	18,197	(22,864)
Net assets at beginning of period	571,562	594,426
Net assets at end of period	$589,759	$571,562

The accompanying notes are an integral part of these financial statements.

FS-24

American Century
Income &
Growth		Value		Mid Cap

2021		2021		2021

$165,075		$1,031		$90,355
(62,541)		(129)		(42,852)
102,534		902		47,503

2,212,556		-		-
195,103		17,078		106,711
2,407,659		17,078		106,711

586,316		(2,353)		1,369,982

$3,096,509		$15,627		$1,524,196

Income & Growth		Value		Mid Cap

2021	2020	2021	2020	2021	2020

$102,534	$177,873	$902	$1,594	$47,503	$75,208
2,407,659	690,462	17,078	2,487	106,711	1,353
586,316	506,713	(2,353)	(2,986)	1,369,982	42,476

3,096,509	1,375,048	15,627	1,095	1,524,196	119,037

887,546	842,918	2,748	2,838	691,448	658,986
169,932	(218,412)	(37,512)	2,820	(69,814)	(134,589)
(637,456)	(605,027)	(4,114)	(34)	(273,092)	(236,901)
(654,174)	(685,524)	(3,895)	(4,521)	(344,122)	(342,814)
(234,152)	(666,045)	(42,773)	1,103	4,420	(55,318)

2,862,357	709,003	(27,146)	2,198	1,528,616	63,719
13,383,709	12,674,706	87,338	85,140	6,789,198	6,725,479
$16,246,066	$13,383,709	$60,192	$87,338	$8,317,814	$6,789,198

FS-25

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	AIM
	Intl.
	Growth

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$87,441
Mortality and expense risk charge	(34,639)
Net investment income(loss)	52,802

Realized gain(loss) on investments:
Net realized gain distributions	461,790
Net realized gain(loss) on sale of fund shares	114,593
Net realized gain(loss)	576,383

Change in unrealized appreciation/depreciation	(280,153)

Net increase(decrease) in net assets resulting
from operations	$349,032

	Intl. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$52,802	$101,245
Net realized gain(loss)	576,383	208,217
Net change in unrealized appreciation/depreciation	(280,153)	473,101
Net increase(decrease) in net assets resulting
from operations	349,032	782,563

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	442,739	485,679
Subaccounts transfers (including fixed account), net	219,737	(185,084)
Transfers for policyowner benefits and terminations	(228,406)	(263,654)
Policyowner maintenance charges	(276,657)	(291,702)
Net increase(decrease) from policyowner transactions	157,413	(254,761)

Total increase(decrease) in net assets	506,445	527,802
Net assets at beginning of period	6,454,142	5,926,340
Net assets at end of period	$6,960,587	$6,454,142

The accompanying notes are an integral part of these financial statements.

FS-26

AIM

Global		Small Cap		Global Value

2021		2021		2021

$35,023		$1,378		$31,787
(5,631)		(5,576)		(11,850)
29,392		(4,198)		19,937

-		43,624		532,261
20,562		22,542		40,171
20,562		66,166		572,432

159,465		68,049		(127,987)

$209,419		$130,017		$464,382

Global		Small Cap		Global Value

2021	2020	2021	2020	2021	2020

$29,392	$37,750	$(4,198)	$(1,889)	$19,937	$24,843
20,562	4,402	66,166	35,038	572,432	(7,295)
159,465	(188,709)	68,049	105,951	(127,987)	312,908

209,419	(146,557)	130,017	139,100	464,382	330,456

72,992	79,464	114,609	87,485	129,816	136,437
(27,563)	(60,264)	16,815	(6,189)	30,751	9,392
(62,546)	(33,923)	(27,689)	(100,548)	(74,317)	(163,062)
(45,916)	(45,841)	(28,376)	(25,722)	(134,265)	(139,323)
(63,033)	(60,564)	75,359	(44,974)	(48,015)	(156,556)

146,386	(207,121)	205,376	94,126	416,367	173,900
880,044	1,087,165	649,450	555,324	2,976,283	2,802,383
$1,026,430	$880,044	$854,826	$649,450	$3,392,650	$2,976,283

FS-27

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	AIM
	Discovery
	Mid Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(9,571)
Net investment income(loss)	(9,571)

Realized gain(loss) on investments:
Net realized gain distributions	266,500
Net realized gain(loss) on sale of fund shares	178,437
Net realized gain(loss)	444,937

Change in unrealized appreciation/depreciation	5,517

Net increase(decrease) in net assets resulting
from operations	$440,883

	Mid Cap Growth

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(9,571)	$(5,504)
Net realized gain(loss)	444,937	70,859
Net change in unrealized appreciation/depreciation	5,517	684,257
Net increase(decrease) in net assets resulting
from operations	440,883	749,612

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	106,118	53,324
Subaccounts transfers (including fixed account), net	(421,537)	1,871,808
Transfers for policyowner benefits and terminations	(38,613)	(31,060)
Policyowner maintenance charges	(78,633)	(53,820)
Net increase(decrease) from policyowner transactions	(432,665)	1,840,252

Total increase(decrease) in net assets	8,218	2,589,864
Net assets at beginning of period	2,589,864	-
Net assets at end of period	$2,598,082	$2,589,864

The accompanying notes are an integral part of these financial statements.

FS-28

AIM		Summit
Global		S&P		Russell
Securities		MidCap		Small Cap

2021		2021		2021

$-		$346,594		$263,825
(17,090)		(191,606)		(175,044)
(17,090)		154,988		88,781

130,935		1,176,921		972,228
44,030		1,705,361		865,339
174,965		2,882,282		1,837,567

163,142		5,640,804		2,522,435

$321,017		$8,678,074		$4,448,783

Global Securities		S&P MidCap		Russell Small Cap

2021	2020	2021	2020	2021	2020

$(17,090)	$446	$154,988	$225,157	$88,781	$139,227
174,965	70,027	2,882,282	1,788,651	1,837,567	1,567,635
163,142	361,304	5,640,804	2,281,499	2,522,435	3,433,707

321,017	431,777	8,678,074	4,295,307	4,448,783	5,140,569

468,753	298,366	1,742,428	1,771,117	1,667,466	1,678,078
(4,752)	119,230	(1,784,834)	(512,374)	(580,823)	(624,977)
(64,545)	(130,494)	(1,332,547)	(1,375,391)	(1,145,609)	(1,383,704)
(94,613)	(75,560)	(1,618,565)	(1,616,191)	(1,343,289)	(1,298,259)
304,843	211,542	(2,993,518)	(1,732,839)	(1,402,255)	(1,628,862)

625,860	643,319	5,684,556	2,562,468	3,046,528	3,511,707
2,064,239	1,420,920	37,609,720	35,047,252	31,892,938	28,381,231
$2,690,099	$2,064,239	$43,294,276	$37,609,720	$34,939,466	$31,892,938

FS-29

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Nasdaq-100
	Index

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$57,587
Mortality and expense risk charge	(93,853)
Net investment income(loss)	(36,266)

Realized gain(loss) on investments:
Net realized gain distributions	1,134,416
Net realized gain(loss) on sale of fund shares	1,928,593
Net realized gain(loss)	3,063,009

Change in unrealized appreciation/depreciation	1,848,643

Net increase(decrease) in net assets resulting
from operations	$4,875,386

	Nasdaq-100 Index

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(36,266)	$(7,035)
Net realized gain(loss)	3,063,009	2,315,405
Net change in unrealized appreciation/depreciation	1,848,643	4,052,517
Net increase(decrease) in net assets resulting
from operations	4,875,386	6,360,887

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	928,553	896,940
Subaccounts transfers (including fixed account), net	(1,735,695)	(189,846)
Transfers for policyowner benefits and terminations	(523,889)	(750,415)
Policyowner maintenance charges	(752,260)	(760,680)
Net increase(decrease) from policyowner transactions	(2,083,291)	(804,001)

Total increase(decrease) in net assets	2,792,095	5,556,886
Net assets at beginning of period	19,897,925	14,341,039
Net assets at end of period	$22,690,020	$19,897,925

The accompanying notes are an integral part of these financial statements.

FS-30

Summit

EAFE Intl.		Barclays		S&P 500

2021		2021		2021

$223,087		$249,631		$1,561,546
(65,578)		(42,624)		(558,440)
157,509		207,007		1,003,106

-		-		5,689,616
234,168		7,335		3,045,302
234,168		7,335		8,734,918

832,465		(433,025)		18,893,707

$1,224,142		$(218,683)		$28,631,731

EAFE Intl.		Barclays		S&P 500

2021	2020	2021	2020	2021	2020

$157,509	$297,116	$207,007	$219,427	$1,003,106	$1,094,823
234,168	62,922	7,335	79,843	8,734,918	5,197,909
832,465	552,324	(433,025)	289,796	18,893,707	9,446,762

1,224,142	912,362	(218,683)	589,066	28,631,731	15,739,494

911,406	921,751	708,910	668,676	4,749,310	4,979,476
(360,854)	156,782	1,282,259	306,215	(1,808,264)	(2,145,560)
(419,075)	(434,998)	(437,091)	(456,833)	(4,051,366)	(4,719,604)
(490,546)	(509,192)	(541,679)	(590,202)	(4,670,128)	(4,813,293)
(359,069)	134,343	1,012,399	(72,144)	(5,780,448)	(6,698,981)

865,073	1,046,705	793,716	516,922	22,851,283	9,040,513
12,127,280	11,080,575	9,727,059	9,210,137	105,258,806	96,218,293
$12,992,353	$12,127,280	$10,520,775	$9,727,059	$128,110,089	$105,258,806

FS-31

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Moderate

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$36,579
Mortality and expense risk charge	(15,615)
Net investment income(loss)	20,964

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	18,992
Net realized gain(loss)	18,992

Change in unrealized appreciation/depreciation	267,232

Net increase(decrease) in net assets resulting
from operations	$307,188

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$20,964	$31,066
Net realized gain(loss)	18,992	89,160
Net change in unrealized appreciation/depreciation	267,232	8,812
Net increase(decrease) in net assets resulting
from operations	307,188	129,038

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	230,326	199,913
Subaccounts transfers (including fixed account), net	399,798	115,766
Transfers for policyowner benefits and terminations	(95,318)	(131,170)
Policyowner maintenance charges	(170,985)	(173,053)
Net increase(decrease) from policyowner transactions	363,821	11,456

Total increase(decrease) in net assets	671,009	140,494
Net assets at beginning of period	2,940,076	2,799,582
Net assets at end of period	$3,611,085	$2,940,076

The accompanying notes are an integral part of these financial statements.

FS-32

Summit				Third Avenue

Growth		Mod. Growth		Value

2021		2021		2021

$371		$58,432		$57,912
(240)		(30,497)		(29,263)
131		27,935		28,649

-		-		-
289		39,801		240,472
289		39,801		240,472

4,270		631,589		1,418,667

$4,690		$699,325		$1,687,788

Growth		Mod. Growth		Value

2021	2020	2021	2020	2021	2020

$131	$333	$27,935	$48,613	$28,649	$145,435
289	1,672	39,801	104,198	240,472	(127,044)
4,270	(906)	631,589	(21,191)	1,418,667	(112,347)

4,690	1,099	699,325	131,620	1,687,788	(93,956)

11,868	9,093	403,130	411,832	591,361	637,487
4,913	(10,009)	325,691	196,300	(581,135)	107,040
(1,898)	-	(188,799)	(325,520)	(415,412)	(263,646)
(3,052)	(2,372)	(261,859)	(269,529)	(593,930)	(560,108)
11,831	(3,288)	278,163	13,083	(999,116)	(79,227)

16,521	(2,189)	977,488	144,703	688,672	(173,183)
27,505	29,694	5,154,890	5,010,187	7,478,338	7,651,521
$44,026	$27,505	$6,132,378	$5,154,890	$8,167,010	$7,478,338

FS-33

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Dreyfus

	MidCap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,260
Mortality and expense risk charge	(4,720)
Net investment income(loss)	2,540

Realized gain(loss) on investments:
Net realized gain distributions	10,421
Net realized gain(loss) on sale of fund shares	35,984
Net realized gain(loss)	46,405

Change in unrealized appreciation/depreciation	313,479

Net increase(decrease) in net assets resulting
from operations	$362,424

	MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,540	$2,494
Net realized gain(loss)	46,405	(515)
Net change in unrealized appreciation/depreciation	313,479	111,953
Net increase(decrease) in net assets resulting
from operations	362,424	113,932

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	59,936	66,364
Subaccounts transfers (including fixed account), net	(44,619)	18,810
Transfers for policyowner benefits and terminations	(50,886)	(65,936)
Policyowner maintenance charges	(72,135)	(73,551)
Net increase(decrease) from policyowner transactions	(107,704)	(54,313)

Total increase(decrease) in net assets	254,720	59,619
Net assets at beginning of period	1,479,505	1,419,886
Net assets at end of period	$1,734,225	$1,479,505

The accompanying notes are an integral part of these financial statements.

FS-34

Scudder
Small				Capital
Mid Value		Thematic		Growth

2021		2021		2021

$21,120		$1,425		$509
(8,572)		(2,329)		(1,767)
12,548		(904)		(1,258)

-		4,753		12,743
60,146		8,621		14,394
60,146		13,374		27,137

292,079		17,471		23,429

$364,773		$29,941		$49,308

Small Mid Value		Thematic		Capital Growth

2021	2020	2021	2020	2021	2020

$12,548	$7,823	$(904)	$2,715	$(1,258)	$(336)
60,146	37,967	13,374	21,121	27,137	22,217
292,079	(58,137)	17,471	24,740	23,429	38,852

364,773	(12,347)	29,941	48,576	49,308	60,733

132,455	120,613	13,791	12,890	37,636	34,992
309,114	(49,327)	21,052	(213,700)	7,719	(45,017)
(65,605)	(25,718)	(16,338)	(8,797)	(3,746)	(1,589)
(51,992)	(42,909)	(19,842)	(22,150)	(12,946)	(11,149)
323,972	2,659	(1,337)	(231,757)	28,663	(22,763)

688,745	(9,688)	28,604	(183,181)	77,971	37,970
1,153,590	1,163,278	392,122	575,303	210,304	172,334
$1,842,335	$1,153,590	$420,726	$392,122	$288,275	$210,304

FS-35

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Regency

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,837
Mortality and expense risk charge	(3,445)
Net investment income(loss)	(608)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	78,034
Net realized gain(loss)	78,034

Change in unrealized appreciation/depreciation	72,803

Net increase(decrease) in net assets resulting
from operations	$150,229

	Regency

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(608)	$1,316
Net realized gain(loss)	78,034	(50,918)
Net change in unrealized appreciation/depreciation	72,803	16,025
Net increase(decrease) in net assets resulting
from operations	150,229	(33,577)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	52,323	49,066
Subaccounts transfers (including fixed account), net	299,767	(49,072)
Transfers for policyowner benefits and terminations	(4,943)	(25,675)
Policyowner maintenance charges	(20,721)	(14,669)
Net increase(decrease) from policyowner transactions	326,426	(40,350)

Total increase(decrease) in net assets	476,655	(73,927)
Net assets at beginning of period	364,283	438,210
Net assets at end of period	$840,938	$364,283

The accompanying notes are an integral part of these financial statements.

FS-36

Neuberger Berman		T. Rowe
				Equity
Equity		Blue Chip		Income

2021		2021		2021

$1,380		$-		$6,690
(2,485)		(76,536)		(3,128)
(1,105)		(76,536)		3,562

7,055		1,652,833		36,417
11,020		1,159,022		5,916
18,075		2,811,855		42,333

54,405		(445,240)		40,126

$71,375		$2,290,079		$86,021

Equity		Blue Chip		Equity Income

2021	2020	2021	2020	2021	2020

$(1,105)	$(148)	$(76,536)	$(72,910)	$3,562	$1,806
18,075	11,173	2,811,855	1,949,706	42,333	277
54,405	39,408	(445,240)	1,758,630	40,126	(780)

71,375	50,433	2,290,079	3,635,426	86,021	1,303

22,563	23,043	1,060,863	1,034,426	41,529	22,788
(8,148)	12,681	(784,067)	(1,589,709)	279,558	(11,002)
(5,540)	(9,309)	(536,466)	(567,310)	(27,707)	-
(6,391)	(6,384)	(630,373)	(653,574)	(9,403)	(6,185)
2,484	20,031	(890,043)	(1,776,167)	283,977	5,601

73,859	70,464	1,400,036	1,859,259	369,998	6,904
316,326	245,862	13,701,242	11,841,983	151,558	144,654
$390,185	$316,326	$15,101,278	$13,701,242	$521,556	$151,558

FS-37

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Income

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$24,986
Mortality and expense risk charge	(3,299)
Net investment income(loss)	21,687

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	4,342
Net realized gain(loss)	4,342

Change in unrealized appreciation/depreciation	52,913

Net increase(decrease) in net assets resulting
from operations	$78,942

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$21,687	$19,755
Net realized gain(loss)	4,342	(2)
Net change in unrealized appreciation/depreciation	52,913	(17,732)
Net increase(decrease) in net assets resulting
from operations	78,942	2,021

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	30,431	54,033
Subaccounts transfers (including fixed account), net	117,819	(7,619)
Transfers for policyowner benefits and terminations	(64,593)	(12,270)
Policyowner maintenance charges	(30,092)	(25,405)
Net increase(decrease) from policyowner transactions	53,565	8,739

Total increase(decrease) in net assets	132,507	10,760
Net assets at beginning of period	430,988	420,228
Net assets at end of period	$563,495	$430,988

The accompanying notes are an integral part of these financial statements.

FS-38

Franklin Templeton		Ivy

Global Bond		Science		Balanced

2021		2021		2021

$-		$-		$1,731
(18,115)		(11,664)		(737)
(18,115)		(11,664)		994

-		502,804		10,547
(12,628)		62,391		302
(12,628)		565,195		10,849

(172,995)		(324,380)		13,245

$(203,738)		$229,151		$25,088

Global Bond		Science		Balanced

2021	2020	2021	2020	2021	2020

$(18,115)	$229,602	$(11,664)	$(8,430)	$994	$895
(12,628)	(63,911)	565,195	182,201	10,849	4,512
(172,995)	(356,573)	(324,380)	259,922	13,245	4,905

(203,738)	(190,882)	229,151	433,693	25,088	10,312

255,027	262,320	134,368	141,412	7,538	8,812
730,924	414,246	(92,159)	174,012	25,539	37,425
(129,114)	(173,883)	(50,214)	(27,734)	-	(84,382)
(194,329)	(201,410)	(55,669)	(49,703)	(3,895)	(4,715)
662,508	301,273	(63,674)	237,987	29,182	(42,860)

458,770	110,391	165,477	671,680	54,270	(32,548)
3,397,110	3,286,719	1,612,645	940,965	149,835	182,383
$3,855,880	$3,397,110	$1,778,122	$1,612,645	$204,105	$149,835

FS-39

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Pimco
	Total
	Return

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$54,773
Mortality and expense risk charge	(15,339)
Net investment income(loss)	39,434

Realized gain(loss) on investments:
Net realized gain distributions	126,633
Net realized gain(loss) on sale of fund shares	3,319
Net realized gain(loss)	129,952

Change in unrealized appreciation/depreciation	(224,126)

Net increase(decrease) in net assets resulting
from operations	$(54,740)

	Total Return

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$39,434	$46,574
Net realized gain(loss)	129,952	37,526
Net change in unrealized appreciation/depreciation	(224,126)	134,941
Net increase(decrease) in net assets resulting
from operations	(54,740)	219,041

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	185,020	158,337
Subaccounts transfers (including fixed account), net	135,075	146,463
Transfers for policyowner benefits and terminations	(96,800)	(38,597)
Policyowner maintenance charges	(134,847)	(152,425)
Net increase(decrease) from policyowner transactions	88,448	113,778

Total increase(decrease) in net assets	33,708	332,819
Net assets at beginning of period	3,073,945	2,741,126
Net assets at end of period	$3,107,653	$3,073,945

The accompanying notes are an integral part of these financial statements.

FS-40

Pimco				Ibbotson
Low		Real
Duration		Return		Balanced

2021		2021		2021

$5,816		$9,238		$6,552
(5,956)		(852)		(1,992)
(140)		8,386		4,560

-		-		18,962
302		5,983		10,807
302		5,983		29,769

(16,900)		(5,998)		18,659

$(16,738)		$8,371		$52,988

Low Duration		Real Return		Balanced

2021	2020	2021	2020	2021	2020

$(140)	$5,529	$8,386	$1,150	$4,560	$8,116
302	(823)	5,983	3,753	29,769	3,094
(16,900)	16,319	(5,998)	8,494	18,659	30,304

(16,738)	21,025	8,371	13,397	52,988	41,514

70,361	50,334	3,093	3,805	31,232	20,629
158,056	189,013	(130,767)	239,340	1,515	9,727
(10,908)	(235,128)	(17,272)	(371)	(53,676)	-
(48,155)	(44,173)	(5,423)	(4,495)	(73,427)	(67,150)
169,354	(39,954)	(150,369)	238,279	(94,356)	(36,794)

152,616	(18,929)	(141,998)	251,676	(41,368)	4,720
944,392	963,321	308,486	56,810	535,499	530,779
$1,097,008	$944,392	$166,488	$308,486	$494,131	$535,499

FS-41

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Growth

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,547
Mortality and expense risk charge	(791)
Net investment income(loss)	1,756

Realized gain(loss) on investments:
Net realized gain distributions	7,331
Net realized gain(loss) on sale of fund shares	5,368
Net realized gain(loss)	12,699

Change in unrealized appreciation/depreciation	13,052

Net increase(decrease) in net assets resulting
from operations	$27,507

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,756	$2,779
Net realized gain(loss)	12,699	2,995
Net change in unrealized appreciation/depreciation	13,052	9,635
Net increase(decrease) in net assets resulting
from operations	27,507	15,409

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	34,951	34,372
Subaccounts transfers (including fixed account), net	(163)	5,137
Transfers for policyowner benefits and terminations	(7,237)	(3,276)
Policyowner maintenance charges	(35,543)	(32,653)
Net increase(decrease) from policyowner transactions	(7,992)	3,580

Total increase(decrease) in net assets	19,515	18,989
Net assets at beginning of period	193,873	174,884
Net assets at end of period	$213,388	$193,873

The accompanying notes are an integral part of these financial statements.

FS-42

Ibbotson		American Funds

Income		IS New World

2021		2021

$4,916		$207
(1,845)		(138)
3,071		69

10,638		368
2,510		16
13,148		384

4,378		(1,101)

$20,597		$(648)

Income		IS New World

2021	2020	2021	2020

$3,071	$5,381	$69	$(4)
13,148	2,653	384	1
4,378	18,677	(1,101)	267

20,597	26,711	(648)	264

10,575	8,490	3,312	154
(1,927)	44,070	25,053	1,646
(20,684)	(363)	-	-
(17,620)	(19,444)	(966)	(32)
(29,656)	32,753	27,399	1,768

(9,059)	59,464	26,751	2,032
361,110	301,646	2,032	-
$352,051	$361,110	$28,783	$2,032

FS-43

AMERITAS VARIABLE SEPARATE ACCOUNT V NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2021 AND 2020

1. ORGANIZATION

Ameritas Variable Separate Account V (the "Account") began operations during 1986. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2021, there are seventy-one subaccounts available within the Account listed as follows:

Fidelity Management & Research	Massachusetts Financial Services
Company LLC	Company
(Advisor)	MFS
Fidelity (Fund Series short cite)	*Utilities
*Equity-Income IC (Subaccount short cite)	*New Discovery
*Equity-Income SC	*Total Return
*Growth IC	*Value
*Growth SC	*Strategic
*High Income IC	*Research
*High Income SC	*Global Real Estate
*Overseas IC	(Commenced December 15, 2020)
*Overseas SC
*Asset Mgr. IC	Morgan Stanley Investment
*Asset Mgr. SC	Management Inc.
*Inv. Bond IC	Van Kampen
*Contrafund IC	*Emerging Markets
*Contrafund SC	*Intl. Magnum
*Asset Mgr. Gr. IC	*U.S. Real Estate
*Asset Mgr. Gr. SC	*Core+Fixed
*Mid Cap IC	(Commenced August 16, 2019)
*Strategic IC
*Money Market	Calvert Research and Management
Calvert
Fred Alger Management, LLC	*Balanced
Alger	*Mid Cap
*Balanced
*Capital App

FS-44

1. ORGANIZATION, continued

American Century Investment	Neuberger Berman Investment Advisers LLC
Management, Inc.	Neuberger Berman
American Century	*Regency
*Income & Growth	*Equity
*Value	(Commenced April 29, 2019)
*Mid Cap
T. Rowe Price Associates, Inc.
Invesco Advisers, Inc.	T. Rowe
AIM	*Blue Chip
*Intl. Growth	*Equity Income
*Global
*Small Cap	Franklin Advisers, Inc.
*Global Value	Franklin Templeton
*Discovery Mid Cap (formerly Invesco	*Income
Oppenheimer V.I. Discovery Mid Cap	*Global Bond
Growth Fund Portfolio, Series I)
(Commenced April 30, 2020)	Delaware Management Company (formerly
*Global Securities (formerly Invesco	Ivy Investment Management Company)
Oppenheimer V.I. Global Fund	Ivy (formerly Ivy Variable Insurance Portfolios)
Portfolio, Series I)	*Science (formerly Ivy VIP Science and
Technology Portfolio, Class II)
Calvert Research and Management	*Balanced (formerly Ivy VIP Balanced
(See Note 3)	Portfolio, Class II)
Summit
*S&P MidCap	Pacific Investment Management
*Russell Small Cap	Company LLC
*Nasdaq-100 Index	Pimco
*EAFE Intl.	*Total Return
*Barclays	*Low Duration
*S&P 500	*Real Return
*Moderate
*Growth	ALPS Advisors, Inc.
*Mod. Growth	Ibbotson
*Balanced
Third Avenue Management LLC	*Growth
Third Avenue	*Income
*Value (formerly FFI Strategies
Portfolio)	Capital Research and Management Company (SM)
American Funds
BNY Mellon Investment Adviser, Inc.	*IS New World (formerly American Funds IS New
Dreyfus	World(R) Portfolio, Class 2)
*MidCap	(Commenced April 25, 2020)

DWS Investment Management Americas, Inc.
Scudder
*Small Mid Value
*Thematic
*Capital Growth

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets

FS-45

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FS-46

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2021 and 2020, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
Barclays	.050
S&P 500.050
Moderate	.050
Growth	.050
Mod. Growth	.050

FS-47

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2021 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$4,096,774	$2,212,343
Equity-Income SC	53,857	37,165
Growth IC	10,406,224	3,194,153
Growth SC	270,125	93,294
High Income IC	1,561,528	278,242
High Income SC	16,700	14,704
Overseas IC	1,315,736	753,000
Overseas SC	26,541	15,751
Asset Mgr. IC	364,592	961,649
Asset Mgr. SC	9,947	2,844
Inv. Bond IC	1,672,304	362,157
Contrafund IC	5,439,481	2,374,046
Contrafund SC	217,812	149,372
Asset Mgr. Gr. IC	133,590	139,097
Asset Mgr. Gr. SC	12,325	4,785
Mid Cap IC	773,888	505,249
Strategic IC	15,990	50,402
Money Market	4,061,180	6,448,630

Alger:
Balanced	960,054	541,119
Capital App	1,452,181	655,555

MFS:
Utilities	982,238	673,559
New Discovery	1,436,223	1,097,806
Total Return	122,130	138,733
Value	569,132	65,326
Strategic	284,962	146,751
Research	797,600	342,191
Global Real Estate	146	24

Van Kampen:
Emerging Markets	1,394,382	1,199,495
Intl. Magnum	150,507	76,925
U.S. Real Estate	1,116,023	2,096,101
Core+Fixed	1,103	47

Calvert:
Balanced	306,320	252,647
Mid Cap	25,844	64,457

FS-48

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Century:
Income & Growth	$3,283,613	$1,202,674
Value	2,304	44,175
Mid Cap	576,938	525,015

AIM:
Intl. Growth	1,111,420	439,415
Global	527,844	561,484
Small Cap	228,999	114,214
Global Value	712,154	207,971
Discovery Mid Cap	410,248	585,984
Global Securities	581,443	162,755

Summit:
S&P MidCap	2,639,535	4,301,145
Russell Small Cap	2,753,628	3,094,874
Nasdaq-100 Index	2,402,068	3,387,209
EAFE Intl.	811,568	1,013,128
Barclays	1,594,127	374,720
S&P 500	8,508,810	7,596,537
Moderate	501,850	117,065
Growth	14,292	2,330
Mod. Growth	513,178	207,080

Third Avenue:
Value	1,156,834	2,127,301

Dreyfus:
MidCap	46,759	141,503

Scudder:
Small Mid Value	1,276,726	940,206
Thematic	33,487	30,975
Capital Growth	89,947	49,799

Neuberger Berman:
Regency	1,226,237	900,420
Equity	59,570	51,136

T. Rowe:
Blue Chip	2,756,417	2,070,163
Equity Income	382,775	58,819

Franklin Templeton:
Income	156,824	81,571
Global Bond	702,728	58,336

FS-49

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Ivy:
Science	$629,511	$202,046
Balanced	43,280	2,558

Pimco:
Total Return	540,168	285,653
Low Duration	427,757	258,543
Real Return	105,854	247,836

Ibbotson:
Balanced	41,364	112,199
Growth	40,161	39,066
Income	32,328	48,275

American Funds:
IS New World	29,014	1,177

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2021, these fees range between .10 percent and 1.20 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $16 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including the policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-50

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2021	39.42	163.94	534,806	26,906,201	1.90	0.10	1.20	23.40	24.77
2020	31.59	132.85	528,738	22,790,144	1.83	0.10	1.20	5.42	6.59
2019	29.64	126.02	530,033	23,428,332	2.01	0.10	1.20	25.92	27.32
2018	23.28	100.08	516,314	19,773,314	2.22	0.10	1.20	(9.39)	(8.38)
2017	25.41	110.45	496,527	23,754,476	1.71	0.10	1.20	11.55	12.78

Equity-Income SC
2021	48.11	93.46	8,263	380,113	1.76	0.45	0.90	23.70	24.27
2020	38.71	75.55	8,880	330,242	1.74	0.45	0.90	5.59	6.07
2019	36.50	71.55	8,761	317,938	1.87	0.45	0.90	26.19	26.75
2018	28.79	56.70	9,095	297,770	2.17	0.45	0.90	(9.22)	(8.81)
2017	31.58	62.47	9,237	333,769	1.58	0.45	0.90	11.80	12.30

Growth IC
2021	189.64	329.13	274,842	54,747,646	-	0.10	1.20	21.75	23.09
2020	154.06	270.34	285,594	47,541,861	0.07	0.10	1.20	42.17	43.75
2019	107.18	190.15	296,235	35,807,187	0.26	0.10	1.20	32.71	34.18
2018	79.87	143.28	307,737	29,113,378	0.24	0.10	1.20	(1.37)	(0.27)
2017	80.09	145.27	331,319	32,536,943	0.21	0.10	1.20	33.53	35.00

Growth SC
2021	101.70	211.45	6,971	1,344,252	-	0.45	0.90	(1.00)	22.53
2020	172.57	185.25	7,517	1,169,708	0.06	0.45	0.90	42.46	43.10
2019	120.59	130.04	8,647	949,710	0.17	0.45	0.90	32.99	33.58
2018	90.27	97.78	9,546	854,135	0.15	0.45	0.90	(1.17)	(0.72)
2017	90.93	98.93	9,571	864,221	0.12	0.45	0.90	33.80	34.40

High Income IC
2021	7.21	61.71	1,323,221	12,730,699	5.43	0.10	1.20	3.17	4.31
2020	6.91	59.82	1,134,251	11,583,033	5.10	0.10	1.20	1.52	2.64
2019	6.73	58.92	1,022,089	11,363,416	5.16	0.10	1.20	13.73	14.99
2018	5.85	51.81	964,415	10,347,053	5.43	0.10	1.20	(4.45)	(3.38)
2017	6.06	54.22	954,286	11,845,640	5.13	0.10	1.20	5.66	6.83

High Income SC
2021	7.91	23.21	19,852	158,657	5.22	0.45	0.90	3.56	4.03
2020	7.60	22.41	18,665	157,951	4.93	0.45	0.90	1.73	2.19
2019	7.44	22.03	15,087	165,450	4.09	0.45	0.90	13.89	14.41
2018	6.50	19.34	29,034	242,475	5.09	0.45	0.90	(4.47)	(4.03)
2017	6.78	20.24	33,162	332,947	5.29	0.45	0.90	6.12	6.59

FS-51

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Overseas IC
2021	35.37	63.85	320,882	12,547,273	0.53	0.10	1.20	18.27	19.58
2020	29.58	53.99	319,296	10,820,923	0.45	0.10	1.20	14.23	15.50
2019	25.61	47.26	316,753	9,893,700	1.72	0.10	1.20	26.24	27.64
2018	20.06	37.44	322,048	8,429,766	1.51	0.10	1.20	(15.83)	(14.89)
2017	23.57	44.48	351,785	11,279,198	1.39	0.10	1.20	28.74	30.15

Overseas SC
2021	29.13	35.04	7,865	272,842	0.44	0.45	0.90	(1.62)	19.04
2020	29.44	47.15	8,004	236,874	0.35	0.45	0.90	14.46	14.98
2019	25.60	41.20	8,030	210,799	1.66	0.45	0.90	26.53	27.10
2018	20.14	32.56	7,932	170,880	1.47	0.45	0.90	(15.65)	(15.27)
2017	23.77	38.60	8,132	205,531	1.35	0.45	0.90	28.94	29.52

Asset Mgr. IC
2021	24.93	72.46	350,027	11,794,332	1.60	0.10	1.20	8.61	9.81
2020	22.70	66.72	368,541	11,538,101	1.49	0.10	1.20	13.50	14.76
2019	19.78	58.78	397,422	11,100,154	1.76	0.10	1.20	16.84	18.13
2018	16.75	50.31	412,808	10,118,130	1.68	0.10	1.20	(6.49)	(5.44)
2017	17.71	53.80	424,556	11,427,715	1.87	0.10	1.20	12.75	13.99

Asset Mgr. SC
2021	23.77	27.84	7,584	187,269	1.51	0.45	0.45	9.31	9.31
2020	21.75	25.47	7,410	167,430	1.51	0.45	0.45	14.22	14.22
2019	19.04	22.30	7,284	144,265	1.65	0.45	0.45	17.63	17.63
2018	13.55	18.96	9,079	157,177	1.68	0.45	0.90	(5.86)	(1.79)
2017	20.14	34.69	8,735	162,336	1.83	0.45	0.90	12.89	13.43

Inv. Bond IC
2021	15.92	38.83	710,479	12,622,379	2.07	0.10	1.20	(1.79)	(0.71)
2020	16.03	39.54	624,839	11,967,673	2.21	0.10	1.20	8.09	9.28
2019	14.67	36.58	611,098	11,585,436	2.71	0.10	1.20	8.36	9.56
2018	13.39	33.76	596,761	10,982,220	2.43	0.10	1.20	(1.72)	(0.63)
2017	13.47	34.35	607,460	11,919,173	2.39	0.10	1.20	2.98	4.11

Contrafund IC
2021	83.37	171.37	455,387	42,782,695	0.06	0.10	1.20	26.31	27.71
2020	65.28	135.68	455,612	35,112,410	0.25	0.10	1.20	29.01	30.44
2019	50.05	105.17	454,086	29,380,634	0.46	0.10	1.20	30.01	31.45
2018	38.07	80.89	431,421	24,021,772	0.69	0.10	1.20	(7.50)	(6.47)
2017	40.71	87.45	408,971	28,223,653	0.98	0.10	1.20	20.43	21.75

FS-52

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2021	100.29	164.23	15,878	1,586,780	0.05	0.45	0.90	26.59	27.14
2020	78.88	129.74	16,846	1,347,484	0.15	0.45	0.90	29.26	29.85
2019	60.75	100.37	17,616	1,178,497	0.36	0.45	0.90	30.27	30.86
2018	46.42	77.04	20,016	1,046,463	0.60	0.45	0.90	(7.33)	(6.91)
2017	49.87	83.14	20,910	1,194,876	0.90	0.45	0.90	20.68	21.22

Asset Mgr. Gr. IC
2021	29.97	51.69	71,491	2,277,606	1.42	0.10	1.20	12.61	13.85
2020	26.33	45.90	70,567	2,061,096	1.08	0.10	1.20	15.86	17.15
2019	22.47	39.61	73,827	2,012,659	1.59	0.10	1.20	21.36	22.71
2018	18.31	32.64	69,723	1,645,132	1.37	0.10	1.20	(8.76)	(7.74)
2017	19.85	35.78	75,060	2,108,772	1.22	0.10	1.20	12.99	17.31

Asset Mgr. Gr. SC
2021	34.14	34.14	8,684	296,446	1.36	0.45	0.45	13.38	13.38
2020	30.11	30.11	8,655	260,602	1.07	0.45	0.45	16.63	16.63
2019	19.03	25.82	8,617	222,470	1.58	0.45	0.90	4.07	22.11
2018	16.63	21.14	6,917	146,248	1.38	0.45	0.90	(8.17)	0.92
2017	23.02	30.69	5,784	156,064	1.23	0.45	0.90	17.64	18.17

Mid Cap IC
2021	64.29	93.49	38,368	3,048,442	0.62	0.10	0.80	24.59	25.48
2020	51.24	75.04	41,026	2,621,832	0.65	0.10	0.80	17.25	18.07
2019	43.39	64.00	41,605	2,318,931	0.86	0.10	0.80	22.47	23.33
2018	30.19	35.19	40,946	1,957,348	0.65	0.10	0.90	(14.62)	3.84
2017	41.21	61.10	37,992	2,340,483	0.70	0.10	0.90	19.68	20.70

Strategic IC
2021	13.11	20.54	4,651	95,528	2.50	0.70	0.70	2.08	3.02
2020	19.94	19.94	6,566	130,934	3.44	0.70	0.70	6.77	6.77
2019	18.68	18.68	6,231	116,377	3.47	0.70	0.70	10.12	10.12
2018	16.96	16.96	5,698	96,651	3.75	0.70	0.70	(3.25)	(3.25)
2017	17.53	17.53	11,557	202,614	3.20	0.70	0.70	7.04	7.04

Money Market
2021	0.95	1.04	9,364,604	9,449,882	0.01	0.10	1.20	(1.18)	(0.09)
2020	0.96	1.04	11,693,871	11,837,333	0.28	0.10	1.20	(0.88)	0.22
2019	0.97	1.04	8,720,915	8,832,387	2.00	0.10	1.20	0.80	1.91
2018	0.96	1.02	9,701,387	9,638,360	1.64	0.10	1.20	0.43	1.55
2017	0.96	1.01	10,163,172	9,976,063	0.67	0.10	1.20	(0.52)	0.57

FS-53

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Alger:
Balanced
2021	27.20	76.46	257,892	7,169,593	0.83	0.10	1.20	17.70	19.00
2020	22.86	64.96	233,151	5,829,264	1.27	0.10	1.20	8.91	10.12
2019	20.76	59.65	230,092	5,571,867	1.51	0.10	1.20	18.08	19.38
2018	17.39	50.52	225,009	4,999,735	4.06	0.10	1.20	(4.48)	(3.42)
2017	18.00	52.89	218,893	5,503,342	2.89	0.10	1.20	14.07	15.33

Capital App
2021	151.37	273.33	17,482	4,620,536	-	0.70	0.70	18.30	18.30
2020	127.96	231.06	17,653	4,030,895	-	0.70	0.70	35.49	40.77
2019	164.14	164.14	17,664	2,899,521	-	0.70	0.70	32.65	32.65
2018	123.74	123.74	15,423	1,908,495	0.09	0.70	0.70	(0.80)	(0.80)
2017	124.74	124.74	13,306	1,659,782	0.17	0.70	0.70	30.17	30.17

MFS:
Utilities
2021	46.78	125.74	190,527	10,387,775	1.74	0.10	1.20	12.73	13.98
2020	41.04	111.54	178,479	9,280,887	2.47	0.10	1.20	4.64	5.79
2019	38.79	106.60	172,795	9,471,857	4.00	0.10	1.20	23.58	24.94
2018	31.05	86.26	165,979	8,217,214	1.09	0.10	1.20	(0.15)	0.96
2017	30.75	86.39	152,007	8,940,807	4.28	0.10	1.20	13.47	14.72

New Discovery
2021	42.27	80.89	151,344	6,921,217	-	0.10	1.20	0.59	1.70
2020	41.56	80.42	150,609	7,567,031	-	0.10	1.20	44.14	45.74
2019	28.52	55.79	140,120	5,992,283	-	0.10	1.20	40.01	41.56
2018	20.15	39.85	129,369	4,327,289	-	0.10	1.20	(2.66)	(1.57)
2017	20.47	40.94	131,103	4,701,352	-	0.10	1.20	25.15	26.53

Total Return
2021	36.89	46.43	22,542	928,797	1.76	0.10	0.70	13.32	14.00
2020	26.02	32.36	24,119	885,448	2.25	0.10	0.90	1.40	9.70
2019	29.50	36.67	24,686	850,061	2.29	0.10	0.90	19.31	20.26
2018	24.53	30.74	26,151	762,031	2.21	0.10	0.90	(6.46)	(5.71)
2017	26.01	32.86	28,243	896,296	2.28	0.10	0.90	7.97	11.30

Value
2021	26.81	42.85	25,715	1,087,490	1.41	0.70	0.70	24.58	24.58
2020	21.52	34.39	12,050	413,406	1.49	0.70	0.70	2.75	32.61
2019	33.47	33.47	12,662	423,826	2.15	0.70	0.70	28.90	28.90
2018	25.97	25.97	11,912	309,321	1.59	0.70	0.70	(10.72)	(10.72)
2017	29.08	29.08	10,297	299,475	1.99	0.70	0.70	16.83	16.83

FS-54

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Strategic
2021	12.33	13.10	159,277	2,010,149	3.14	0.10	1.20	(0.73)	0.37
2020	12.29	13.19	157,148	2,006,319	3.81	0.10	1.20	8.04	9.24
2019	11.25	12.21	153,272	1,821,715	3.51	0.10	1.20	10.27	11.49
2018	10.09	11.07	165,975	1,815,987	4.00	0.10	1.20	(3.16)	(2.09)
2017	10.30	11.43	179,685	2,051,213	4.68	0.10	1.20	4.97	6.13

Research
2021	23.71	23.95	300,849	7,208,186	0.83	0.10	0.90	10.58	11.46
2020	21.44	21.48	296,016	6,398,353	2.09	0.10	0.90	11.93	12.84
2019	19.04	19.16	313,746	6,050,906	1.49	0.10	0.90	26.90	27.92
2018	14.88	15.10	335,234	5,085,728	1.46	0.10	0.90	(14.90)	(14.21)
2017	17.35	17.74	343,784	6,125,798	1.88	0.10	0.90	27.15	28.16

Global Real Estate
2021	20.77	20.77	7	150	1.27	0.70	0.70	29.22	29.22
2020	16.07	16.07	1	9	-	0.70	0.70	1.32	1.32
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2021	20.57	32.39	498,519	10,925,168	0.83	0.10	1.20	1.76	2.88
2020	19.99	31.83	466,038	10,499,496	1.42	0.10	1.20	13.07	14.33
2019	17.49	28.15	458,506	9,779,156	1.06	0.10	1.20	18.16	19.47
2018	14.64	23.83	460,250	8,682,734	0.45	0.10	1.20	(18.46)	(17.55)
2017	17.75	29.22	436,901	10,610,338	0.76	0.10	1.20	33.46	34.93

Intl. Magnum
2021	15.09	23.33	103,697	1,663,704	1.83	0.10	1.20	7.07	8.26
2020	13.94	21.78	99,885	1,545,465	1.47	0.10	1.20	9.59	10.81
2019	12.58	19.88	99,819	1,495,187	1.85	0.10	1.20	16.37	17.65
2018	10.69	17.08	105,633	1,452,846	1.16	0.10	1.20	(7.63)	(6.60)
2017	11.45	18.49	103,303	1,652,164	1.15	0.10	1.20	14.73	15.99

U.S. Real Estate
2021	28.00	66.05	450,575	14,780,781	2.07	0.10	1.20	38.14	39.66
2020	20.05	47.81	440,509	11,612,413	2.89	0.10	1.20	(17.85)	(16.93)
2019	24.13	58.20	334,291	11,967,796	1.88	0.10	1.20	17.52	18.82
2018	20.31	49.52	321,081	10,618,244	2.77	0.10	1.20	(8.82)	(7.81)
2017	22.03	54.32	313,605	12,450,196	1.52	0.10	1.20	1.88	3.01

FS-55

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
Core+Fixed
2021	12.43	12.43	292	3,635	3.94	0.70	0.70	(1.02)	(1.02)
2020	12.56	12.56	233	2,932	0.64	0.70	0.70	7.05	7.05
2019	11.73	11.73	44	516	-	0.70	0.70	0.27	0.27
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Calvert:
Balanced
2021	3.85	5.33	388,047	1,540,254	1.19	0.10	1.20	13.74	15.00
2020	3.35	4.69	356,104	1,341,961	1.51	0.10	1.20	13.88	15.14
2019	2.91	4.12	373,927	1,256,662	1.67	0.10	1.20	22.92	24.28
2018	2.34	3.35	282,927	848,295	1.78	0.10	1.20	(3.84)	(2.77)
2017	2.41	3.48	277,810	916,036	1.96	0.10	1.20	10.67	11.89

Mid Cap
2021	59.91	95.35	10,366	589,759	0.19	0.10	1.20	13.65	14.91
2020	52.13	83.89	10,164	571,562	0.42	0.10	1.20	10.91	12.14
2019	46.49	75.64	10,710	594,426	0.44	0.10	1.20	29.80	31.23
2018	35.43	58.28	10,543	499,155	0.52	0.10	1.20	(5.58)	(4.52)
2017	37.10	61.72	11,225	592,989	0.67	0.10	1.20	10.33	11.55

American Century:
Income & Growth
2021	17.92	25.38	851,912	16,246,066	1.08	0.10	0.90	22.55	23.53
2020	14.51	20.71	822,259	13,383,709	1.96	0.10	0.90	10.81	11.70
2019	12.99	18.69	820,349	12,674,706	2.08	0.10	0.90	22.84	23.83
2018	10.49	15.22	802,290	10,714,444	1.91	0.10	0.90	(7.70)	(6.96)
2017	11.27	16.49	847,753	12,736,468	2.38	0.10	0.90	19.41	20.37

Value
2021	16.14	16.14	3,729	60,192	1.60	0.20	0.20	24.26	24.26
2020	11.17	12.99	6,723	87,338	2.36	0.20	0.70	(17.96)	0.78
2019	12.89	23.39	6,341	85,140	2.12	0.20	0.70	26.15	26.78
2018	10.17	18.54	5,424	70,436	1.65	0.20	0.70	(10.57)	(9.79)
2017	20.55	20.55	4,013	82,485	1.66	0.70	0.70	7.99	7.99

Mid Cap
2021	33.09	43.56	208,768	8,317,814	1.17	0.10	0.90	22.11	23.08
2020	26.88	35.68	199,765	6,789,198	1.85	0.10	0.90	0.30	1.11
2019	26.59	35.57	190,865	6,725,479	2.06	0.10	0.90	28.00	29.02
2018	20.61	27.79	196,136	5,470,472	1.41	0.10	0.90	(13.62)	(12.92)
2017	23.67	32.17	195,231	6,396,630	1.56	0.10	0.90	10.70	11.58

FS-56

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Intl. Growth
2021	53.11	53.62	127,878	6,960,587	1.31	0.10	0.90	4.93	5.78
2020	50.21	51.10	123,815	6,454,142	2.39	0.10	0.90	12.97	13.88
2019	44.09	45.24	127,758	5,926,340	1.57	0.10	0.90	27.43	28.44
2018	34.33	35.50	137,705	5,020,606	2.09	0.10	0.90	(15.74)	(15.06)
2017	40.41	42.13	136,160	5,895,199	1.44	0.10	0.90	21.91	22.88

Global
2021	17.99	23.11	40,345	1,026,430	3.26	0.10	0.80	8.15	25.58
2020	18.40	21.08	42,948	880,044	4.95	0.10	0.80	(13.02)	(12.40)
2019	21.01	24.24	45,942	1,087,165	4.59	0.10	0.80	22.02	22.88
2018	17.10	19.67	48,463	944,448	3.52	0.10	0.90	(6.99)	(6.25)
2017	18.23	21.15	59,148	1,250,420	3.31	0.10	0.90	12.04	12.91

Small Cap
2021	26.78	47.83	18,795	854,826	0.17	0.70	0.70	19.56	19.56
2020	22.40	40.00	16,308	649,450	0.34	0.70	0.70	26.36	87.34
2019	31.66	31.66	17,540	555,324	-	0.70	0.70	25.72	25.72
2018	25.18	25.18	15,378	387,277	-	0.70	0.70	(15.67)	(15.67)
2017	29.86	29.86	15,016	448,433	-	0.70	0.70	13.26	13.26

Global Value
2021	15.03	31.57	215,955	3,392,650	0.97	0.10	1.20	14.59	15.86
2020	12.97	27.55	209,590	2,976,283	1.36	0.10	1.20	11.87	13.12
2019	11.47	24.63	212,648	2,802,383	1.42	0.10	1.20	23.70	25.07
2018	9.17	19.91	207,630	2,468,077	1.08	0.10	1.20	(16.33)	(15.40)
2017	10.84	23.79	183,367	3,063,315	1.16	0.10	1.20	21.44	22.78

Discovery Mid Cap
2021	125.68	127.14	20,511	2,598,082	-	0.10	0.80	18.17	18.98
2020	106.36	106.86	24,291	2,589,864	-	0.10	0.80	47.48	48.17
2019	5.46	7.57	225,976	1,805,464	-	0.10	0.90	16.36	34.21
2018	5.64	6.45	200,179	1,238,108	-	0.10	0.90	(6.43)	(5.68)
2017	5.98	6.89	203,556	1,363,637	-	0.10	0.90	21.44	22.37

Global Securities
2021	61.83	103.85	27,363	2,690,099	-	0.70	0.70	14.69	14.69
2020	53.92	90.55	23,285	2,064,239	0.73	0.70	0.70	26.75	31.26
2019	71.44	71.44	19,888	1,420,920	0.90	0.70	0.70	30.87	30.87
2018	54.59	54.59	16,230	886,017	1.00	0.70	0.70	(13.79)	(13.79)
2017	63.32	63.32	15,070	954,280	0.93	0.70	0.70	35.72	35.72

FS-57

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit:
S&P MidCap
2021	199.63	212.54	244,518	43,294,276	0.84	0.10	1.20	22.93	24.29
2020	160.62	172.90	321,010	37,609,720	1.23	0.10	1.20	11.97	13.21
2019	141.88	154.42	408,191	35,047,252	1.17	0.10	1.20	24.33	25.71
2018	112.87	124.20	496,424	29,247,235	1.14	0.10	1.20	(12.40)	(11.42)
2017	127.42	141.77	596,216	35,816,580	0.71	0.10	1.20	14.52	15.78

Russell Small Cap
2021	145.94	156.01	248,614	34,939,466	0.75	0.10	1.20	13.16	14.41
2020	127.56	137.86	296,064	31,892,938	1.08	0.10	1.20	18.21	19.52
2019	106.72	116.62	362,305	28,381,231	0.93	0.10	1.20	23.58	24.95
2018	85.41	94.37	433,932	23,669,754	1.05	0.10	1.20	(12.30)	(11.32)
2017	96.31	107.60	540,978	29,097,627	0.77	0.10	1.20	13.01	14.26

Nasdaq-100 Index
2021	40.48	178.33	153,853	22,690,020	0.28	0.10	0.90	25.74	26.75
2020	32.19	140.70	222,040	19,897,925	0.47	0.10	0.90	46.89	48.08
2019	21.91	95.02	310,761	14,341,039	0.52	0.10	0.90	37.54	38.64
2018	15.93	68.54	383,618	10,842,362	0.55	0.10	0.90	(1.36)	(0.57)
2017	16.15	68.93	462,344	11,829,576	0.49	0.10	0.90	31.17	32.22

EAFE Intl.
2021	116.99	120.03	104,166	12,992,353	1.77	0.10	1.20	9.56	10.76
2020	106.78	108.36	106,839	12,127,280	3.42	0.10	1.20	6.48	7.66
2019	100.28	100.65	103,479	11,080,575	2.68	0.10	1.20	19.63	21.14
2018	83.08	83.82	104,500	9,345,993	3.25	0.10	1.20	(14.76)	(13.66)
2017	96.23	98.33	107,258	11,233,467	2.54	0.10	1.20	23.10	24.64

Barclays
2021	65.94	68.22	155,498	10,520,775	2.44	0.10	0.90	(2.70)	(1.92)
2020	67.23	70.11	139,490	9,727,059	2.86	0.10	0.90	6.38	7.23
2019	62.70	65.90	139,007	9,210,137	3.15	0.10	0.90	7.44	8.30
2018	57.89	61.34	143,066	8,866,021	3.10	0.10	0.90	(1.26)	(0.47)
2017	58.16	62.12	159,138	10,036,515	2.84	0.10	0.90	2.57	3.39

S&P 500
2021	286.32	334.37	419,667	128,110,089	1.33	0.10	1.20	26.89	28.29
2020	223.18	263.52	432,872	105,258,806	1.70	0.10	1.20	16.69	17.98
2019	189.16	225.83	451,249	96,218,293	1.78	0.10	1.20	29.59	31.02
2018	144.38	174.27	468,983	79,725,620	1.90	0.10	1.20	(5.88)	(4.83)
2017	151.70	185.15	485,892	90,843,611	1.46	0.10	1.20	20.02	21.34

FS-58

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Moderate
2021	22.95	23.59	154,341	3,611,085	1.07	0.10	0.90	9.08	9.95
2020	21.04	21.45	137,779	2,940,076	1.71	0.10	0.90	4.41	5.25
2019	20.15	20.38	137,486	2,799,582	1.54	0.10	0.90	15.97	16.90
2018	17.37	17.43	141,719	2,482,696	1.34	0.10	0.90	(6.58)	(5.83)
2017	18.51	18.60	154,470	2,890,492	1.32	0.10	0.90	11.16	12.05

Growth
2021	24.24	24.71	1,788	44,026	1.07	0.70	0.70	15.06	15.06
2020	21.06	21.48	1,287	27,505	1.72	0.70	0.70	1.44	6.07
2019	21.17	21.17	1,403	29,694	1.48	0.70	0.70	18.39	18.39
2018	17.88	17.88	1,047	18,719	1.21	0.70	0.70	(8.15)	(8.15)
2017	19.47	19.47	751	14,624	1.35	0.70	0.70	16.11	16.11

Mod. Growth
2021	23.80	24.84	250,664	6,132,378	1.01	0.10	0.90	12.63	13.53
2020	21.13	21.88	239,167	5,154,890	1.66	0.10	0.90	2.82	3.65
2019	20.55	21.11	240,379	5,010,187	1.46	0.10	0.90	17.50	18.45
2018	17.49	17.82	247,127	4,370,464	1.25	0.10	0.90	(7.53)	(6.78)
2017	18.91	19.12	256,855	4,899,327	1.19	0.10	0.90	13.53	14.44

Third Avenue:
Value
2021	19.79	39.78	380,753	8,167,010	0.67	0.10	0.90	21.01	21.95
2020	16.23	32.87	392,519	7,478,338	2.77	0.10	0.90	(3.27)	(2.49)
2019	16.65	33.98	356,726	7,651,521	0.27	0.10	0.90	11.46	12.35
2018	14.82	30.49	318,056	7,033,512	1.86	0.10	0.90	(21.06)	(20.42)
2017	18.62	38.62	287,538	9,154,707	0.85	0.10	0.90	12.58	13.48

Dreyfus:
MidCap
2021	31.35	59.43	53,604	1,734,225	0.44	0.10	0.90	24.42	25.44
2020	24.99	47.76	53,827	1,479,505	0.55	0.10	0.90	6.88	7.74
2019	23.20	44.69	51,796	1,419,886	0.40	0.10	0.90	18.78	19.74
2018	19.37	37.62	48,047	1,303,808	0.35	0.10	0.90	(16.44)	(15.77)
2017	23.00	45.02	43,904	1,726,314	0.87	0.10	0.90	14.02	14.94

FS-59

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder:
Small Mid Value
2021	15.47	24.18	69,737	1,842,335	1.38	0.10	0.80	30.37	31.72
2020	12.00	18.55	53,721	1,153,590	1.42	0.10	0.90	(16.86)	(0.90)
2019	18.72	22.47	53,154	1,163,278	0.73	0.10	0.90	20.42	21.39
2018	15.42	18.66	55,360	1,006,960	1.37	0.10	0.90	(16.79)	(16.10)
2017	18.38	22.43	53,394	1,198,773	0.77	0.10	0.90	9.54	10.41

Thematic
2021	18.80	20.13	21,030	420,726	0.34	0.10	0.80	6.98	8.00
2020	18.44	18.64	21,055	392,122	1.32	0.10	0.80	21.53	22.57
2019	15.17	15.21	37,698	575,303	1.09	0.10	0.80	30.18	31.09
2018	11.60	11.65	21,918	256,688	1.00	0.10	0.80	(17.35)	(16.77)
2017	13.94	14.10	31,941	452,639	0.30	0.10	0.80	24.47	25.35

Capital Growth
2021	55.94	101.76	3,043	288,275	0.20	0.70	0.70	21.92	21.92
2020	45.88	83.46	2,555	210,304	0.52	0.70	0.70	38.07	54.79
2019	60.45	60.45	2,851	172,334	0.40	0.70	0.70	36.18	36.18
2018	44.39	44.39	2,457	109,045	0.68	0.70	0.70	(2.29)	(2.29)
2017	45.42	45.42	2,041	92,731	0.68	0.70	0.70	25.42	25.42

Neuberger Berman:
Regency
2021	20.33	25.12	28,297	840,938	0.46	0.10	0.90	21.58	32.67
2020	15.39	18.94	15,096	364,283	1.03	0.10	0.90	(2.72)	2.88
2019	19.47	30.24	15,755	438,210	0.63	0.10	0.80	15.82	16.63
2018	16.69	26.11	15,879	394,024	0.64	0.10	0.80	(15.95)	(15.36)
2017	19.58	19.72	19,150	558,416	0.82	0.10	0.90	6.97	14.59

Equity
2021	41.40	41.40	9,424	390,185	0.39	0.70	0.70	22.62	22.62
2020	33.77	33.77	9,368	316,326	0.64	0.70	0.70	18.73	18.73
2019	28.44	28.44	8,645	245,862	0.42	0.70	0.70	9.01	9.01
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

T. Rowe:
Blue Chip
2021	56.00	62.89	252,970	15,101,278	-	0.10	0.90	16.28	17.21
2020	48.16	53.66	270,350	13,701,242	-	0.10	0.90	32.72	33.78
2019	36.29	40.11	314,047	11,841,983	-	0.10	0.90	28.42	29.45
2018	28.26	30.98	325,574	9,491,724	-	0.10	0.90	0.74	1.55
2017	28.05	30.51	354,077	10,170,357	-	0.10	0.90	34.62	35.69

FS-60

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
T. Rowe, continued:
Equity Income
2021	36.02	55.79	9,375	521,556	1.48	0.70	0.70	24.35	24.35
2020	28.96	44.87	3,405	151,558	2.13	0.70	0.70	0.25	44.54
2019	44.76	44.76	3,232	144,654	2.07	0.70	0.70	25.17	25.17
2018	35.76	35.76	3,340	119,422	1.81	0.70	0.70	(10.32)	(10.32)
2017	39.87	39.87	3,127	124,691	1.58	0.70	0.70	14.93	14.93

Franklin Templeton:
Income
2021	16.76	18.66	22,384	563,495	4.65	0.10	0.90	7.57	16.63
2020	16.00	28.46	19,330	430,988	5.77	0.10	0.70	(0.01)	0.60
2019	15.91	15.91	19,038	420,228	4.76	0.10	0.80	2.84	11.44
2018	15.95	16.09	9,512	226,349	4.77	0.65	0.80	(4.90)	(4.42)
2017	16.77	16.84	9,069	220,218	4.25	0.65	0.80	6.51	9.57

Global Bond
2021	15.42	16.61	238,679	3,855,880	-	0.10	0.90	(5.84)	(5.09)
2020	16.25	17.64	195,967	3,397,110	7.88	0.10	0.90	(6.13)	(5.38)
2019	17.17	18.80	175,228	3,286,719	7.19	0.10	0.90	1.10	1.91
2018	16.85	18.59	166,570	3,098,055	-	0.10	0.90	1.02	1.84
2017	16.54	18.40	179,495	3,312,120	-	0.10	0.90	1.02	1.82

Ivy:
Science
2021	50.17	94.36	19,355	1,778,122	-	0.70	0.70	14.37	14.37
2020	43.87	82.51	19,710	1,612,645	-	0.70	0.70	34.42	59.51
2019	61.38	61.38	15,330	940,965	-	0.70	0.70	48.44	48.44
2018	41.35	41.35	14,539	601,157	-	0.70	0.70	(5.90)	(5.90)
2017	43.94	43.94	14,202	624,050	-	0.70	0.70	31.20	31.20

Balanced
2021	9.39	12.01	17,313	204,105	0.98	0.10	0.90	8.25	15.85
2020	8.70	10.37	14,257	149,835	1.20	0.10	0.90	1.85	14.00
2019	9.09	11.46	18,823	182,383	1.21	0.10	0.70	21.24	21.97
2018	7.45	7.46	4,577	39,231	1.56	0.10	0.80	(2.85)	0.71
2017	7.95	8.30	3,931	35,387	1.22	0.45	0.80	0.99	8.56

Pimco:
Total Return
2021	12.84	16.13	207,994	3,107,653	1.82	0.10	0.90	(2.15)	(1.36)
2020	13.02	16.49	200,990	3,073,945	2.12	0.10	0.90	7.67	8.54
2019	12.00	15.31	188,448	2,741,126	3.01	0.10	0.90	7.38	8.25
2018	11.08	14.26	186,410	2,577,897	2.54	0.10	0.90	(1.43)	(0.63)
2017	11.15	14.47	201,044	2,873,523	2.02	0.10	0.90	3.98	4.82

FS-61

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Low Duration
2021	10.23	11.02	99,787	1,097,008	0.52	0.10	0.90	(1.80)	(1.03)
2020	11.14	11.14	84,687	944,392	1.22	0.10	0.90	2.05	2.89
2019	10.82	10.91	87,748	963,321	2.72	0.10	0.90	3.10	3.92
2018	10.41	10.59	61,895	657,303	1.95	0.10	0.90	(0.55)	0.24
2017	10.39	10.64	44,250	470,655	1.34	0.10	0.90	0.45	1.25

Real Return
2021	13.99	14.90	11,259	166,488	4.67	0.10	0.90	0.16	5.38
2020	13.91	14.14	21,887	308,486	1.38	0.10	0.90	0.97	11.52
2019	12.64	12.68	4,368	56,810	1.90	0.10	0.80	0.61	6.56
2018	12.25	12.45	3,518	43,362	2.37	0.70	0.80	(3.08)	(2.99)
2017	12.63	12.83	3,467	44,068	2.28	0.70	0.80	2.73	2.83

Ibbotson:
Balanced
2021	11.81	16.17	29,463	494,131	1.22	0.10	0.80	4.95	10.68
2020	14.61	17.29	34,319	535,499	2.02	0.10	0.80	8.26	9.01
2019	13.41	15.97	36,883	530,779	2.10	0.10	0.80	15.34	16.14
2018	11.54	13.84	35,397	460,784	2.26	0.10	0.80	(6.98)	(6.33)
2017	12.32	14.88	26,082	370,884	1.54	0.10	0.80	7.71	12.44

Growth
2021	17.70	20.73	12,062	213,388	1.23	0.10	0.70	14.09	14.77
2020	11.46	15.42	12,580	193,873	2.09	0.10	0.80	(5.05)	9.90
2019	14.03	16.47	12,040	174,884	1.86	0.10	0.80	18.70	19.65
2018	11.73	13.88	11,274	144,610	1.43	0.10	0.80	(8.78)	(8.13)
2017	11.96	12.77	16,548	236,481	1.28	0.10	0.90	2.00	9.29

Income
2021	14.31	16.95	22,483	352,051	1.39	0.10	0.80	5.62	6.36
2020	13.46	16.05	24,278	361,110	2.20	0.10	0.80	7.56	8.32
2019	12.42	14.92	21,321	301,646	2.08	0.10	0.80	12.00	12.79
2018	11.01	13.32	21,636	275,614	2.06	0.10	0.80	(5.02)	(4.35)
2017	10.80	11.51	21,954	300,536	1.73	0.10	0.90	4.66	5.54

IS New World
2021	32.80	32.80	878	28,783	1.04	0.70	0.70	4.19	4.19
2020	31.48	31.48	65	2,032	-	0.70	0.70	2.87	16.23
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

FS-62

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2021	2020
Fidelity:
Equity-Income IC
Units issued	411,331	377,099
Units redeemed	(405,263)	(378,394)
Net increase(decrease)	6,068	(1,295)

Equity-Income SC
Units issued	3,127	4,829
Units redeemed	(3,744)	(4,710)
Net increase(decrease)	(617)	119

Growth IC
Units issued	66,441	111,580
Units redeemed	(77,193)	(122,221)
Net increase(decrease)	(10,752)	(10,641)

Growth SC
Units issued	742	1,081
Units redeemed	(1,288)	(2,211)
Net increase(decrease)	(546)	(1,130)

High Income IC
Units issued	3,338,640	2,655,837
Units redeemed	(3,149,670)	(2,543,675)
Net increase(decrease)	188,970	112,162

High Income SC
Units issued	26,382	24,885
Units redeemed	(25,195)	(21,307)
Net increase(decrease)	1,187	3,578

Overseas IC
Units issued	280,107	302,687
Units redeemed	(278,521)	(300,144)
Net increase(decrease)	1,586	2,543

Overseas SC
Units issued	1,798	2,146
Units redeemed	(1,937)	(2,172)
Net increase(decrease)	(139)	(26)

FS-63

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Fidelity, continued:
Asset Mgr. IC
Units issued	65,985	67,527
Units redeemed	(84,499)	(96,408)
Net increase(decrease)	(18,514)	(28,881)

Asset Mgr. SC
Units issued	3,133	2,943
Units redeemed	(2,959)	(2,817)
Net increase(decrease)	174	126

Inv. Bond IC
Units issued	1,751,112	1,459,535
Units redeemed	(1,665,472)	(1,445,794)
Net increase(decrease)	85,640	13,741

Contrafund IC
Units issued	220,890	268,831
Units redeemed	(221,115)	(267,305)
Net increase(decrease)	(225)	1,526

Contrafund SC
Units issued	4,782	7,879
Units redeemed	(5,750)	(8,649)
Net increase(decrease)	(968)	(770)

Asset Mgr. Gr. IC
Units issued	42,130	50,506
Units redeemed	(41,206)	(53,766)
Net increase(decrease)	924	(3,260)

Asset Mgr. Gr. SC
Units issued	434	515
Units redeemed	(405)	(477)
Net increase(decrease)	29	38

Mid Cap IC
Units issued	26,572	33,396
Units redeemed	(29,230)	(33,975)
Net increase(decrease)	(2,658)	(579)

FS-64

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Fidelity, continued:
Strategic IC
Units issued	918	916
Units redeemed	(2,833)	(581)
Net increase(decrease)	(1,915)	335

Money Market
Units issued	8,460,142	24,992,418
Units redeemed	(10,789,409)	(22,019,462)
Net increase(decrease)	(2,329,267)	2,972,956

Alger:
Balanced
Units issued	191,234	96,817
Units redeemed	(166,493)	(93,758)
Net increase(decrease)	24,741	3,059

Capital App
Units issued	3,689	5,539
Units redeemed	(3,860)	(5,550)
Net increase(decrease)	(171)	(11)

MFS:
Utilities
Units issued	143,250	112,038
Units redeemed	(131,202)	(106,354)
Net increase(decrease)	12,048	5,684

New Discovery
Units issued	72,619	127,340
Units redeemed	(71,884)	(116,851)
Net increase(decrease)	735	10,489

Total Return
Units issued	22,563	20,429
Units redeemed	(24,140)	(20,996)
Net increase(decrease)	(1,577)	(567)

Value
Units issued	64,376	8,026
Units redeemed	(50,711)	(8,638)
Net increase(decrease)	13,665	(612)

FS-65

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
MFS, continued:
Strategic
Units issued	175,751	176,326
Units redeemed	(173,622)	(172,450)
Net increase(decrease)	2,129	3,876

Research
Units issued	1,152,594	1,189,037
Units redeemed	(1,147,761)	(1,206,767)
Net increase(decrease)	4,833	(17,730)

Global Real Estate
Units issued	9	1
Units redeemed	(3)	-
Net increase(decrease)	6	1

Van Kampen:
Emerging Markets
Units issued	1,109,373	1,121,388
Units redeemed	(1,076,892)	(1,113,856)
Net increase(decrease)	32,481	7,532

Intl. Magnum
Units issued	82,292	80,222
Units redeemed	(78,480)	(80,156)
Net increase(decrease)	3,812	66

U.S. Real Estate
Units issued	1,376,259	1,214,910
Units redeemed	(1,366,193)	(1,108,692)
Net increase(decrease)	10,066	106,218

Core+Fixed
Units issued	1,116	1,379
Units redeemed	(1,057)	(1,190)
Net increase(decrease)	59	189

Calvert:
Balanced
Units issued	327,167	231,904
Units redeemed	(295,224)	(249,727)
Net increase(decrease)	31,943	(17,823)

FS-66

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Calvert, continued:
Mid Cap
Units issued	2,160	2,155
Units redeemed	(1,958)	(2,701)
Net increase(decrease)	202	(546)

American Century:
Income & Growth
Units issued	2,327,022	2,294,162
Units redeemed	(2,297,369)	(2,292,252)
Net increase(decrease)	29,653	1,910

Value
Units issued	5,936	6,904
Units redeemed	(8,930)	(6,522)
Net increase(decrease)	(2,994)	382

Mid Cap
Units issued	578,551	577,470
Units redeemed	(569,548)	(568,570)
Net increase(decrease)	9,003	8,900

AIM:
Intl. Growth
Units issued	403,285	408,755
Units redeemed	(399,222)	(412,698)
Net increase(decrease)	4,063	(3,943)

Global
Units issued	89,141	40,525
Units redeemed	(91,744)	(43,519)
Net increase(decrease)	(2,603)	(2,994)

Small Cap
Units issued	10,233	8,973
Units redeemed	(7,746)	(10,205)
Net increase(decrease)	2,487	(1,232)

Global Value
Units issued	175,658	181,470
Units redeemed	(169,293)	(184,528)
Net increase(decrease)	6,365	(3,058)

FS-67

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
AIM, continued:
Discovery Mid Cap
Units issued	20,089	43,402
Units redeemed	(23,869)	(19,111)
Net increase(decrease)	(3,780)	24,291

Global Securities
Units issued	9,773	9,491
Units redeemed	(5,695)	(6,094)
Net increase(decrease)	4,078	3,397

Summit:
S&P MidCap
Units issued	370,928	538,035
Units redeemed	(447,420)	(625,216)
Net increase(decrease)	(76,492)	(87,181)

Russell Small Cap
Units issued	338,108	453,168
Units redeemed	(385,558)	(519,409)
Net increase(decrease)	(47,450)	(66,241)

Nasdaq-100 Index
Units issued	352,090	611,310
Units redeemed	(420,277)	(700,031)
Net increase(decrease)	(68,187)	(88,721)

EAFE Intl.
Units issued	281,778	292,438
Units redeemed	(284,451)	(289,078)
Net increase(decrease)	(2,673)	3,360

Barclays
Units issued	481,661	428,993
Units redeemed	(465,653)	(428,510)
Net increase(decrease)	16,008	483

S&P 500
Units issued	376,027	426,061
Units redeemed	(389,232)	(444,438)
Net increase(decrease)	(13,205)	(18,377)

FS-68

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Summit, continued:
Moderate
Units issued	615,444	560,115
Units redeemed	(598,882)	(559,822)
Net increase(decrease)	16,562	293

Growth
Units issued	835	900
Units redeemed	(334)	(1,016)
Net increase(decrease)	501	(116)

Mod. Growth
Units issued	1,058,841	982,212
Units redeemed	(1,047,344)	(983,424)
Net increase(decrease)	11,497	(1,212)

Third Avenue:
Value
Units issued	533,962	467,165
Units redeemed	(545,728)	(431,372)
Net increase(decrease)	(11,766)	35,793

Dreyfus:
MidCap
Units issued	40,316	48,148
Units redeemed	(40,539)	(46,117)
Net increase(decrease)	(223)	2,031

Scudder:
Small Mid Value
Units issued	142,565	42,034
Units redeemed	(126,549)	(41,467)
Net increase(decrease)	16,016	567

Thematic
Units issued	15,959	21,216
Units redeemed	(15,984)	(37,859)
Net increase(decrease)	(25)	(16,643)

Capital Growth
Units issued	1,924	1,648
Units redeemed	(1,436)	(1,944)
Net increase(decrease)	488	(296)

FS-69

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Neuberger Berman:
Regency
Units issued	91,663	13,614
Units redeemed	(78,462)	(14,273)
Net increase(decrease)	13,201	(659)

Equity
Units issued	1,885	1,593
Units redeemed	(1,829)	(870)
Net increase(decrease)	56	723

T. Rowe:
Blue Chip
Units issued	638,830	748,703
Units redeemed	(656,210)	(792,400)
Net increase(decrease)	(17,380)	(43,697)

Equity Income
Units issued	26,550	3,681
Units redeemed	(20,580)	(3,508)
Net increase(decrease)	5,970	173

Franklin Templeton:
Income
Units issued	40,771	5,789
Units redeemed	(37,717)	(5,497)
Net increase(decrease)	3,054	292

Global Bond
Units issued	942,780	759,967
Units redeemed	(900,068)	(739,228)
Net increase(decrease)	42,712	20,739

Ivy:
Science
Units issued	12,460	12,381
Units redeemed	(12,815)	(8,001)
Net increase(decrease)	(355)	4,380

Balanced
Units issued	8,866	9,398
Units redeemed	(5,810)	(13,964)
Net increase(decrease)	3,056	(4,566)

FS-70

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Pimco:
Total Return
Units issued	129,299	142,267
Units redeemed	(122,295)	(129,725)
Net increase(decrease)	7,004	12,542

Low Duration
Units issued	267,918	199,488
Units redeemed	(252,818)	(202,549)
Net increase(decrease)	15,100	(3,061)

Real Return
Units issued	10,465	35,022
Units redeemed	(21,093)	(17,503)
Net increase(decrease)	(10,628)	17,519

Ibbotson:
Balanced
Units issued	32,449	38,794
Units redeemed	(37,305)	(41,358)
Net increase(decrease)	(4,856)	(2,564)

Growth
Units issued	7,526	12,263
Units redeemed	(8,044)	(11,723)
Net increase(decrease)	(518)	540

Income
Units issued	31,213	36,828
Units redeemed	(33,008)	(33,871)
Net increase(decrease)	(1,795)	2,957

American Funds:
IS New World
Units issued	1,332	66
Units redeemed	(519)	(1)
Net increase(decrease)	813	65

FS-71

AMERITAS LIFE INSURANCE CORP.

    ________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2021 AND 2020 AND FOR EACH OF THE
THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2021
SUPPLEMENTAL SCHEDULES AS OF AND FOR THE
YEAR ENDED DECEMBER 31, 2021
AND INDEPENDENT AUDITORS’ REPORTS

INDEPENDENT AUDITORS’ REPORT
To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of summary of operations and changes in capital and surplus and statements of cash flows for the years then ended, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting
In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion
We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements
Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.
Other Information Included in the Annual Report
Management is responsible for the other information included in the annual report. The other information comprises the information included in the annual report but does not include the statutory-basis financial statements and our auditor’s report thereon. Our opinion on the statutory-basis financial statements does not cover the other information, and we do not express an opinion or any form of assurance thereon.

In connection with our audit of the statutory-basis financial statements, our responsibility is to read the other information and consider whether a material inconsistency exists between the other information and the statutory-basis financial statements, or the other information otherwise appears to be materially misstated. If, based on the work performed, we conclude that an uncorrected material misstatement of the other information exists, we are required to describe it in our report.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 25, 2022

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2021	2020
Bonds	$10,330,856	$9,638,654
Preferred stocks	10,273	12,177
Common stocks	586,822	477,335
Mortgage loans	2,226,042	2,094,450
Real estate:
Properties occupied by the company	35,221	43,873
Properties held for the production of income	5,022	4,662
Properties held for sale	155	—
Cash, cash equivalents, and short-term investments	186,574	370,839
Loans on insurance contracts	545,818	539,975
Other investments	1,058,235	959,112
Total Cash and Invested Assets	14,985,018	14,141,077

Investment income due and accrued	118,569	113,867
Deferred and uncollected premiums	117,931	117,946
Federal income tax recoverable	6,068	22,861
Net deferred income tax asset	88,344	82,612
Funds held under coinsurance - affiliate	38,775	40,235
Other admitted assets	142,103	137,556
Separate account assets	11,996,727	11,041,001
Total Admitted Assets	$27,493,535	$25,697,155

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$11,386,234	$10,849,229
Deposit-type funds	990,510	1,000,269
Reserves for unpaid claims	154,319	123,340
Dividends payable to policyholders	26,153	29,600
Interest maintenance reserve	70,775	70,008
Accrued commissions, expenses and insurance taxes	147,234	130,838
Accrued separate account transfers	(13,461)	(33,775)
Asset valuation reserve	295,155	251,837
Other liabilities	462,624	484,122
Separate account liabilities	11,996,727	11,041,001
Total Liabilities	25,516,270	23,946,469

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,958	49,949
Unassigned surplus	1,493,358	1,266,788
Total Capital and Surplus	1,977,265	1,750,686
Total Liabilities, Capital and Surplus	$27,493,535	$25,697,155

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2021	2020	2019
Premiums and Other Revenue
Premium income, net	$3,653,978	$3,145,365	$3,115,518
Net investment income	614,996	574,628	541,505
Commissions and expense allowances on reinsurance ceded	28,594	23,890	28,978
Modco reinsurance adjustment – affiliate	1,003	1,353	15,728
Income from fees associated with separate accounts	77,749	69,103	69,039
Separate account reserve transfers assumed	—	—	3,941
Miscellaneous income	38,397	36,340	33,985
Total Premiums and Other Revenue	4,414,717	3,850,679	3,808,694

Expenses
Benefits to policyholders	3,399,801	2,993,986	2,761,958
Modco reinsurance adjustment	—	—	3,292
Change in reserves for life, accident and health policies	533,841	647,921	508,702
Commissions	278,055	235,130	214,351
General insurance expenses	490,947	414,235	399,545
Taxes, licenses and fees	52,415	61,560	43,829
Net transfers from separate accounts	(471,335)	(599,242)	(257,635)
Total Expenses	4,283,724	3,753,590	3,674,042

Gain from Operations before Dividends, Federal Income Tax
Expense and Net Realized Capital Gains	130,993	97,089	134,652
Dividends to policyholders	24,449	29,448	32,868
Gain from Operations before Federal Income Tax
Expense and Net Realized Capital Gains	106,544	67,641	101,784
Federal income tax expense	17,359	19,600	31,941
Gain from Operations before Net Realized Capital Gains	89,185	48,041	69,843
Net realized capital gains, net of taxes	7,046	16,377	21,404
Net Income	96,231	64,418	91,247

Surplus notes
Surplus notes amortization	9	8	9
Unassigned surplus
Change in unrealized gains, net of tax	147,922	6,833	73,561
Change in net deferred income taxes	17,156	17,672	20,499
Change in non-admitted assets	10,189	4,263	22,426
Change in asset valuation reserve	(43,318)	(37,815)	(59,402)
Change in liability for reinsurance in unauthorized companies	(12)	—	—
Change in valuation basis (Note 1)	—	5,820	—
Change in unrecognized actuarial losses on pension, net of tax	1,234	(124)	(1,361)
Deferred reinsurance gain, net of tax (Note 14)	—	—	36,560
Amortization of reinsurance gain, net of tax (Note 14)	(2,832)	(3,643)	(911)
Net Change in Capital and Surplus	226,579	57,432	182,628

Capital and Surplus at the Beginning of the Year	1,750,686	1,693,254	1,510,626
Capital and Surplus at the End of Year	$1,977,265	$1,750,686	$1,693,254

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2021	2020	2019
OPERATING ACTIVITIES
Premium collected net of reinsurance	$3,659,508	$3,148,430	$3,125,452
Net investment income received	618,329	580,409	542,945
Miscellaneous income	144,399	131,821	131,482
Benefits paid to policyholders	(3,353,557)	(2,964,134)	(2,741,955)
Net transfers from separate accounts	491,649	595,005	257,382
Commissions, expenses and taxes paid	(814,118)	(720,314)	(668,654)
Dividends paid to policyholders	(27,895)	(32,143)	(35,504)
Federal income taxes paid	(5,845)	(41,390)	(4,247)
Net Cash from Operating Activities	712,470	697,684	606,901

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	2,189,136	1,754,890	1,634,808
Cost of investments acquired	(3,076,389)	(2,475,802)	(2,133,732)
Net change in loans on insurance contracts	(6,821)	17,266	(3,412)
Net Cash from Investing Activities	(894,074)	(703,646)	(502,336)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	(9,759)	24,982	13,482
Other miscellaneous, net	7,098	57,797	6,177
Net Cash from Financing and Miscellaneous Activities	(2,661)	82,779	19,659

Net Change in Cash, Cash Equivalents and Short-Term Investments	(184,265)	76,817	124,224

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	370,839	294,022	169,798

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$186,574	$370,839	$294,022

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$155	$—	$600
Recognized commitments for low income housing investments (Note 3)	—	20,000	—
Exchanges of bonds and stocks	16,918	29,671	84,538
Bonds converted to stocks	—	516	—
Acquisition of stock from alternative partnerships	—	828	251
Transfer between bonds and short-term investments	—	—	997
Affiliated common stock converted to an affiliated LLC (Note 1)	—	30,052	—
Distribution of electronic data processing equipment and software
from an affiliated LLC (Note 5)	—	288	—
Impairment of internally developed software costs (Note 1)	—	—	1,801
Impairment of other admitted asset (Note 1)	—	1,690	—
Initial commissions and expense allowances ceded due to combination
coinsurance/quota share funds withheld reinsurance agreement (Note 14)	—	—	4,211

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021, 2020 and 2019
(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary and Ameritas Investment Company, LLC (AIC), a broker dealer. The Company previously owned Calvert Investments, Inc. (Calvert), a provider of investment and administrative services (dissolved March 31, 2020) and Griffin Realty LLC (Griffin), a real estate company (dissolved September 30, 2021). Effective January 1, 2020, AIC converted from a corporation to a single member limited liability company, and the Company formed two single member limited liability companies, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), an investment advisor to house AIC insurance agency licenses and registered investment advisory activity, respectively. Effective April 30, 2020, the Company acquired Select Benefits Group, LLC dba Dental Select (Dental Select), a third-party administrator (TPA) for dental and vision insurance plans. Effective September 30, 2021, Ameritas Life acquired BlueStar Retirement Services, Inc. (BlueStar), a full-service recordkeeper and third-party administrator for retirement plans, and converted it to a single member limited liability company. Effective September 30, 2021, Griffin was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI). Throughout 2020 and 2021, the COVID-19 pandemic has resulted in extreme stress and disruption in the economy, financial markets and business operations. At this stage, the impact on our results of operations, financial condition and cash flows has not been material. The pandemic will continue to disrupt the economy and markets for an indefinite period of time and the Company continues to monitor the risks to investments and insurance liabilities. The Company cannot predict what impact the COVID-19 pandemic will ultimately have on the economy, financial markets or our business.

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating or classification, and any adjustments to fair value are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications.Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks and preferred stocks are carried at values prescribed by the NAIC. Under GAAP, common stocks and preferred stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP. Under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve ("AVR") and interest maintenance reserve ("IMR") are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus.Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on the Company’s estimates of morbidity, mortality, lapse, and interest assumptions.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transaction under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a non-admitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus under and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

Statement of cash flows are presented as prescribed under NAIC SAP.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $119,436 and $87,265 at December 31, 2021 and 2020, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $480, $498, $518, and $11,388 during the years ended December 31, 2022, 2023, 2024, and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2021 and 2020, the amount of borrowing over the carrying value of real estate property was $3,920 and $3,662, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity when purchased of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2021	2020
AIC	$9,606	$13,120
Griffin [1]	—	1,269
VCA [1]	399	227
AAS [1]	432	47
Dental Select	79,091	87,443
BlueStar Retirement Services, LLC	34,343	—
Total	$123,871	$102,106
1 Griffin, VCA and AAS did not have GAAP audits performed, so the Company non-admits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,265 and $691 were recorded as realized losses during 2021 and 2020, respectively. There were no other-than-temporary impairments recorded during 2019. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The net notional amount of the futures contracts at December 31, 2021 and 2020 was $47,726 and $(101,040), respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $29,998 and $24,991, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2021 and 2020 was $0 and $244,000, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is required to post collateral to the brokering bank for interest rate swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $0 and $27,997, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 22, 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 1, 2022. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2021 and 2020. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $4,000 and $2,000, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2021, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options and foreign currency swaps as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$1,771,358	$1,321,017	$149,826	$167,601
OTC index call option contracts written	Other investments	(929,642)	(708,459)	(86,692)	(106,748)
Exchange traded index call option contracts owned	Other investments	1,219,556	1,120,517	163,887	256,300
Foreign currency swaps - gross asset	Other investments	5,631	—	163	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - gross asset	Other investments	17,515	—	460	—
Total asset derivatives		$2,084,418	$1,733,075	$227,644	$317,153

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$1,215,314	$1,116,051	$116,099	$205,572
Foreign currency swaps - gross liability	Other liabilities	4,353	17,515	113	310
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - gross asset	Other liabilities	(14,078)	—	(434)	—
Foreign currency swaps - gross liability	Other liabilities	15,025	4,473	548	241
Total liability derivatives		$1,220,614	$1,138,039	$116,326	$206,123

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2021	2020	2019
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	Net investment income	$34,925	$6,522	$3,679
Exchange traded index call option contracts - closed	Net investment income	33,671	13,543	5,455
Equity put option contracts - closed	Net investment income	(1,584)	(15)	(338)
Futures contracts - closed	Net investment income	(30,960)	(25,598)	(29,900)
Interest rate swap contracts - closed	Net investment income	(22,723)	38,844	23,920
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Net investment income	298	(2)	—
Total recognized in net investment income		$13,627	$33,294	$2,816
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	Change in unrealized gains (losses)	$(9,980)	$(3,929)	$45,017
Exchange traded index call option contracts - open	Change in unrealized gains (losses)	(4,323)	6,674	24,065
Equity put option contracts - open	Change in unrealized gains (losses)	—	—	137
Futures contracts - open	Change in unrealized gains (losses)	(1,185)	(1,785)	(4,655)
Interest rate swap contracts - open	Change in unrealized gains (losses)	11,668	(1,262)	(12,319)
Foreign currency swaps - open	Change in unrealized gains (losses)	50	(310)	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Change in unrealized gains (losses)	898	(241)	—
Total recognized in change in unrealized gains (losses)		$(2,872)	$(853)	$52,245

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $561 at December 31, 2019. There were no amounts excluded from unassigned surplus at December 31, 2021 and 2020.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.
Non-Admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $123,789 and $133,978 at December 31, 2021 and 2020, respectively.

Furniture and Equipment
Electronic data processing (EDP) equipment at cost of $9,877 and $20,720 and operating software at cost of $937 and $1,302 are carried at cost less accumulated depreciation at December 31, 2021 and 2020, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $8,712 and $19,608 was $2,102 and $2,414, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2021 and 2020. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $5,218, $5,521 and $7,610 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2021, 2020 and 2019, respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Prior to 2020, the per $100 of monthly benefit factors were generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. Beginning in 2020 issued and incurred claims were generated on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $10,336,185 or 10.1% and $9,053,497 or 9.8% of the individual life policies in force as of December 31, 2021 and 2020, respectively. Dividends to policyholders also include reinsurance assumed business.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $9,487, $8,861 and $8,581 for 2021, 2020 and 2019, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2021 and 2020.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Statement of Statutory Accounting Principles No. 32 - "Preferred Stock" (SSAP No. 32R)
In July 2020, the NAIC issued SSAP No. 32R which incorporates revisions to the definitions, measurement guidance and impairment guidance for preferred stock pursuant to the investment classification project. SSAP No. 32R is effective as of January 1, 2021 and there was no impact to the Company with the adoption of this guidance.

Statement of Statutory Accounting Principles No. 106 - "Affordable Care Act Section 9010 Assessment" (SSAP No. 106)
In July 2020, the NAIC superseded SSAP No. 106 and nullified INT 18-02: Affordable Care Act (ACA) Section 9010 Assessment Moratoriums due to the repeal of the Section 9010 assessment by H.R. 1685 (Public Law No. 116-94). This action is effective as of January 1, 2021.

Change in Valuation Basis
The Company reported a change in valuation basis in 2020, which impacted variable annuity reserves for contracts written from 1981 to 2019 under the revisions to the Commissioners Annuity Reserve Valuation Method (CARVM) adopted in Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities (VM-21). The Company elected not to phase-in the change in reserve valuation basis and recognized the full amount in unassigned funds of $5,820 for the year ended December 31, 2020.

Accounting Changes
Interpretation No. 20-03, Troubled Debt Restructuring Due to COVID-19, which clarifies that a modification of mortgage loan or bank loan terms in response to COVID-19 shall follow the provisions detailed in the April 7, 2020 “Interagency Statement on Loan Modifications and reporting for Financial Institutions Working with Customers Affected by the Coronavirus”, the Coronavirus Aid Relief, and Economic Security Act ("CARES Act"), and the Consolidated Appropriations Act, 2021 in determining whether a modification shall be reported as a troubled debt restructuring within SSAP No. 36, Troubled Debt Restructuring (SSAP 36). This guidance is only applicable for the period beginning on March 1, 2020 and ending on the earlier of January 1, 2022, or the date that is 60 days after the date on which the national emergency concerning COVID-19 terminates. The Company has elected the option under this guidance not to account for or report qualifying concessions as troubled debt restructurings and does not classify such mortgage loans as either past due or nonaccrual during the payment deferral period. For some residential mortgage loan borrowers, the Company granted concessions which were primarily three to six month interest and principal payment deferrals. Deferred residential mortgage loan interest and principal payments were $9 and $226 at December 31, 2021 and 2020, respectively. For some commercial mortgage loan borrowers (principally in the retail and hotel sectors), the Company granted concessions which were primarily principal payment deferrals generally ranging from three to six months and, to a much lesser extent, up to 24 months. Deferred commercial mortgage loan interest and principal payments were $0 and $3,018 at December 31, 2021 and 2020, respectively.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Purchase Method
Effective September 30, 2021, the Company acquired 100% of BlueStar Retirement Services, Inc., a Florida third party administrator of retirement plans. In a concurrent transaction, BlueStar Retirement Services, Inc. was converted to a limited liability company.
Effective April 30, 2020, the Company acquired 100% of Select Benefits Group, Inc. dba Dental Select, a Utah third party administrator of dental and vision insurance products. In a concurrent transaction, Select Benefits Group, Inc. was converted to a limited liability company.

The transactions were accounted for as a statutory purchases and reflect the following:

2021
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
BlueStar Retirement Services, LLC	September 30, 2021	$34,858	$31,756	$31,756	$30,963	$794	$34,343	90.2%
Select Benefits Group, LLC dba Dental Select	April 30, 2020	$92,609	$88,292	$88,292	$73,577	$8,829	$79,091	93.0%
Total	XXX	$127,467	$120,048	$120,048	$104,540	$9,623	$113,434	XXX%
Statutory Merger
Effective September 30, 2021, Griffin Realty, LLC, a wholly owned subsidiary, was dissolved per the statutory merger method. The Company recorded a realized loss of $17,759 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Effective March 31, 2020, Calvert Investments, Inc., a wholly owned subsidiary, was dissolved per the statutory merger method with its net assets of $13,023 distributed to the Company. The Company recorded a realized gain of $2,994 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis as a result of this transaction. No additional shares of the Company were issued.

Subcomponents and Calculation of Adjusted Surplus and Total Admitted Goodwill

December 31, 2021
	Calculation of Limitation Using Prior Quarter Numbers	Current Reporting Period
Capital & Surplus	$1,885,626	XXX
Less:
Admitted Positive Goodwill	107,580	XXX
Admitted EDP Equipment & Operating System Software	1,715	XXX
Admitted Net Deferred Taxes	90,846	XXX
Adjusted Capital and Surplus	1,685,486
Limitation on amount of goodwill (adjusted capital and surplus times 10%
goodwill limitation)	168,549
Current period reported Admitted Goodwill	XXX	104,540
Current Period Admitted Goodwill as a % of prior period Adjusted
Capital and Surplus	XXX	6%

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$135,288	$5,723	$(1,566)	$139,445
All other governments	2,113	249	—	2,362
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	248,678	14,421	(1,412)	261,687
Hybrid securities	10,044	2,980	(722)	12,302
Industrial and miscellaneous (unaffiliated)	9,935,115	787,565	(45,671)	10,677,009
Total bonds	$10,331,238	$810,938	$(49,371)	$11,092,805

December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$115,594	$10,701	$—	$126,295
All other governments	2,168	354	—	2,522
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	265,949	23,558	(2)	289,505
Hybrid securities	10,008	2,257	(1,117)	11,148
Industrial and miscellaneous (unaffiliated)	9,244,705	1,081,266	(31,958)	10,294,013
Total bonds	$9,638,424	$1,118,136	$(33,077)	$10,723,483

At December 31, 2021 and 2020, the amortized cost of bonds was reduced by $382 and increased by $230, respectively, of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $10,330,856 and $9,638,654, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2021 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$251,305	$254,755
Due after one year through five years	1,818,457	1,928,422
Due after five years through ten years	2,369,850	2,500,585
Due after ten years	5,747,195	6,251,971
Bonds with multiple repayment dates	144,431	157,072
Total bonds	$10,331,238	$11,092,805

Proceeds from the sales of bonds were $297,045, $466,268, and $443,120 for the years ended December 31, 2021, 2020 and 2019, respectively.

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2021	2020	2019
Bonds:
Gross realized capital gains on sales	$10,740	$21,299	$5,693
Gross realized capital losses on sales	(1,350)	(7,164)	(5,945)
Net realized capital gains (losses) on sales	9,390	14,135	(252)
Other, including impairments and net gain on dispositions other than sales	198	(4,018)	(2,116)
Total bonds	9,588	10,117	(2,368)
Preferred stocks	2,050	(6)	156
Common stocks	361	15,400	21,698
Mortgage loans	424	93	246
Real estate	4,501	(1)	592
Other investments	9,696	12,463	15,898
Realized capital gains before federal income taxes and transfer to IMR	26,620	38,066	36,222
Realized capital gains transferred to IMR	12,980	18,132	3,819
Federal income tax expense	6,594	3,557	10,999
Net realized capital gains	$7,046	$16,377	$21,404

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $933,142 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $14,841 and $16,662 in stock was owned at December 31, 2021 and 2020, respectively. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit at any time during 2021 and 2020.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2021	2020
Membership stock - class A	$305	$325
Membership stock - class B	14,200	14,961
Excess stock	336	1,376
Aggregate total	$14,841	$16,662
Actual or estimated borrowing capacity as determined by the insurer	$933,142	$807,377

As of December 31, 2021 and 2020, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2021 and 2020, the Company had issued $500,000 of funding agreements with the FHLB. There is $1,270,608 and $1,087,735 of bonds and mortgage loans pledged as collateral at December 31, 2021 and 2020, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $500,117 and $500,158 on the Balance Sheets – Statutory Basis as of December 31, 2021 and 2020, respectively.

NOTE 3 - INVESTMENTS, (continued)

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2021	2020
Fair value	$1,331,349	$1,185,086
Carrying value	$1,270,608	$1,087,735
Aggregate total borrowing - funding agreements	$500,000	$500,000

The maximum amount of collateral pledged to the FHLB during December 31 is as follows:

	General Account
	2021	2020
Fair value	$1,413,492	$1,185,086
Carrying value	$1,334,970	$1,087,735
Amount borrowed at time of maximum collateral - funding agreements	$500,000	$500,000

The Company does not have any prepayment obligations related to the funding agreements.

Restricted Assets
A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2021
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$14,841	$16,662	$(1,821)	$—	$14,841	0.054%	0.054%
Bonds on deposit with states	134,407	133,105	1,302	—	134,407	0.487%	0.489%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,270,608	1,087,735	182,873	—	1,270,608	4.601%	4.621%
Pledged as collateral not
captured in other categories:
Derivatives	33,998	54,988	(20,990)	—	33,998	0.123%	0.124%
Other restricted assets:
Policy Loans reinsurance
assumed	117,034	125,736	(8,702)	—	117,034	0.424%	0.426%
Bonds and short-term
investments from
reinsurance assumed	1,104,770	1,116,592	(11,822)	—	1,104,770	4.000%	4.018%
Total restricted assets	$2,675,658	$2,534,818	$140,840	$—	$2,675,658	9.689%	9.732%

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$16,662	$16,662	$—	$—	$16,662	0.065%	0.065%
Bonds on deposit with states	133,105	132,873	232	—	133,105	0.515%	0.518%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,087,735	992,902	94,833	—	1,087,735	4.211%	4.233%
Pledged as collateral not
captured in other categories:
Derivatives	54,988	45,751	9,237	—	54,988	0.213%	0.214%
Other restricted assets:
Policy Loans reinsurance
assumed	125,736	137,280	(11,544)	—	125,736	0.487%	0.489%
Bonds and short-term
investments from
reinsurance assumed	1,116,592	1,136,548	(19,956)	—	1,116,592	4.323%	4.345%
Total restricted assets	$2,534,818	$2,462,016	$72,802	$—	$2,534,818	9.814%	9.864%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$48,288	$(1,565)	$188	$(1)	$48,476	$(1,566)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	48,493	(1,411)	69	(1)	48,562	(1,412)
Hybrid securities	—	—	6,386	(722)	6,386	(722)
Industrial and miscellaneous (unaffiliated)	4,252,007	(21,617)	719,636	(24,054)	4,971,643	(45,671)
Total bonds	4,348,788	(24,593)	726,279	(24,778)	5,075,067	(49,371)
Preferred stocks	3,119	(18)	6,674	(2)	9,793	(20)
Common stocks	119,328	(278)	10,658	(122)	129,986	(400)
Total	$4,471,235	$(24,889)	$743,611	$(24,902)	$5,214,846	$(49,791)

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$—	$—	$—	$—	$—	$—
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	28,295	(1)	16	(1)	28,311	(2)
Hybrid securities	—	—	5,990	(1,117)	5,990	(1,117)
Industrial and miscellaneous (unaffiliated)	4,189,584	(18,243)	449,305	(13,715)	4,638,889	(31,958)
Total bonds	4,217,879	(18,244)	455,311	(14,833)	4,673,190	(33,077)
Preferred stocks	—	—	5,771	(535)	5,771	(535)
Common stocks	121,643	(1,074)	10,097	(349)	131,740	(1,423)
Total	$4,339,522	$(19,318)	$471,179	$(15,717)	$4,810,701	$(35,035)

The unrealized losses related to bonds in 2021 and 2020 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2021 and 2020.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2021, 2020 and 2019.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2021 and 2020, bonds at book/adjusted carrying value totaling $486,807 and $516,962, respectively, (4.6% and 5.3%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2021, 2020 and 2019, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,556, $6,584 and $3,798, respectively.

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2021 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2021
Present value of cash flows	$—	$—	$—	$—
June 30, 2021
Present value of cash flows	$—	$—	$—	$—
September 30, 2021
Present value of cash flows	$429	$—	$276	$219
December 31, 2021
Present value of cash flows	$12,861	$—	$1,280	$11,497

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

	December 31, 2021
CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost after Other-than-Temporary Impairment	Fair Value at Time of OTTI
2254W0KM6	$429	$153	$276	$153	$219
59111RAA0	$5,661	$5,055	$606	$5,055	$5,039
75383HAA9	$7,200	$6,526	$675	$6,526	$6,458
Total	XXX	XXX	$1,557	XXX	XXX

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2021
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$603,865	$596,545	$(7,320)	$142,691	$135,662	$(7,029)

December 31, 2020
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$372,165	$357,523	$(14,642)	$285,971	$274,935	$(11,036)

Mortgage Loans and Real Estate
For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

NOTE 3 - INVESTMENTS, (continued)

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2021	2020
DSCR distribution
Below 1.0	$102,392	$38,706
1.0 - 1.2	195,258	170,232
1.2 - 1.8	979,953	975,980
Greater than 1.8	880,981	793,858
Total	$2,158,584	$1,978,776

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2021	2020
Loan to value
Below 60%	$18,898	$23,089
60-75%	2,642	382
Above 75%	1,054	2,357
Total	$22,594	$25,828

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2021
	Residential First Mortgages	Second Trusts	Total
Performing	$39,691	$1,959	$41,650
Non-performing	3,214	—	3,214
Total	$42,905	$1,959	$44,864

	December 31, 2020
	Residential First Mortgages	Second Trusts	Total
Performing	$84,743	$2,382	$87,125
Non-performing	2,629	92	2,721
Total	$87,372	$2,474	$89,846

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2021
	Residential	Commercial	Total
Recorded investment (all)
Current	$40,489	$2,181,178	$2,221,667
30-59 days past due	920	—	920
60-89 days past due	241	—	241
90-179 days past due	1,520	—	1,520
180+ days past due	1,694	—	1,694
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	1,782,659	1,782,659

	December 31, 2020
	Residential	Commercial	Total
Recorded investment (all)
Current	$84,685	$2,004,604	$2,089,289
30-59 days past due	1,960	—	1,960
60-89 days past due	480	—	480
90-179 days past due	564	—	564
180+ days past due	2,157	—	2,157
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	22,092	1,584,297	1,606,389

At December 31, 2021, the average size of an individual commercial mortgage loan was $2,397. The average size of an individual residential mortgage loan was $225, excluding a loan held as a participant or co-lender in a mortgage agreement, as shown in the table above. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $18,385 and $17,001 at December 31, 2021 and 2020, respectively. As of December 31, 2021, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 7.55% and 2.85% for commercial mortgage loans and 9.63% and 2.00% for residential mortgage loans.

In 2021 and 2020, the Company issued 109 and 92, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 5.50% and 6.50%, respectively, and 2.85% and 3.20%, respectively, totaling $406,233 and $256,815, respectively. The Company did not acquire any new residential mortgage loans in 2021 and 2020.

At December 31, 2021 and 2020, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2021, 2020 and 2019. Impairments for residential mortgage loans were $12, $2 and $51 during 2021, 2020 and 2019, respectively.

NOTE 3 - INVESTMENTS, (continued)

The Company had no investment in impaired loans with credit losses as of December 31, 2021 and 2020. The investment in impaired loans without credit losses are as follows:

	December 31, 2021
	Residential	Total
No allowance for credit losses	$34,854	$34,854

	December 31, 2020
	Residential	Total
No allowance for credit losses	$53,633	$53,633

A summary of information pertaining to impaired loans is as follows:

	December 31, 2021
	Residential	Commercial	Total
Average recorded investment	$43,065	$—	$43,065
Interest income recognized	1,674	—	1,674
Recorded investments on nonaccrual status	3,214	—	3,214
Amount of interest income recognized using the cash basis method
of accounting	1,688	—	1,688

	December 31, 2020
	Residential	Commercial	Total
Average recorded investment	$64,336	$—	$64,336
Interest income recognized	2,645	144	2,789
Recorded investments on nonaccrual status	2,721	—	2,721
Amount of interest income recognized using the cash basis method
of accounting	2,654	—	2,654

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2021	2020
Aggregate amount of mortgage loans derecognized	$153	$—
Real estate collateral recognized	155	—

A summary of information pertaining to real estate sales is as follows:

	December 31, 2021
	Commercial	Total
Number of sales	1	1
Gain recognized	$4,501	$4,501

	December 31, 2020
	Commercial	Total
Number of sales	1	1
Loss recognized	$(1)	$(1)

NOTE 3 - INVESTMENTS, (continued)

The gains (losses) recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

One residential real estate property with a recorded value of $155 was classified as held for sale for the year ended December 31, 2021. There were no residential real estate properties classified as held for sale for the year ended December 31, 2020. There were no commercial real estate properties classified as held for sale for the years ended December 31, 2021 and 2020, respectively.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the year ended December 31, 2021 and 2020.

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Troubled Debt Restructuring
A summary of information pertaining to mortgage loans with restructured terms is as follows:

	December 31, 2021
	Residential	Commercial	Total
Number of loans	138	—	138
Carry value	$33,089	$—	$33,089
Interest income	$1,645	$—	$1,645

	December 31, 2020
	Residential	Commercial	Total
Number of loans	204	—	204
Carry value	$51,249	$—	$51,249
Interest income	$2,589	$—	$2,589

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were zero short sales on residential mortgage loans in 2021 and one in 2020.

NOTE 3 - INVESTMENTS, (continued)

Low-Income Housing Tax Credit Investments
The Company has up to 12 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2021 and 2020, the Company recognized $5,855 and $4,533, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $60,023 and $66,272 and in other liabilities was $24,039 and $32,681 for the years ended December 31, 2021 and 2020, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $8,757, $7,521, $6,571, in 2022, 2023 and 2024, respectively, and $1,190 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC during December 31, 2021 and 2020. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2021 and 2020.

Offsetting and Netting of Assets and Liabilities
Call options and foreign currency swaps that qualified for offsetting and netting are as follows:

	December 31, 2021			December 31, 2020
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$149,826	$86,692	$63,134	$167,601	$106,748	$60,853
Derivatives - foreign
currency swaps	1,057	434	623	—	—	—

Liabilities:
Derivatives - call options	$86,692	$86,692	$—	$106,748	$106,748	$—
Derivatives - foreign
currency swaps	661	434	227	551	—	551

At December 31, 2021 and 2020, the net asset amount of $63,757 and $60,853, respectively, was recorded in other investments and the net liability amount of $227 and $551, respectively, was recorded in other liabilities on the Balance Sheets – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2021	2020	2019
Income:
Bonds	$400,928	$388,691	$385,443
Preferred stocks	528	484	369
Common stocks	7,905	5,724	13,060
Mortgage loans	107,955	103,789	103,311
Real estate[1]	15,187	15,209	17,132
Loans on insurance contracts	30,169	28,114	32,546
Short-term investments	73	1,680	4,756
Derivatives	13,627	33,294	2,816
Other investments	84,268	36,121	32,445
Amortization of interest maintenance reserve	9,487	8,861	8,581
Gross investment income	670,127	621,967	600,459
Total investment expenses	55,131	47,339	58,954
Net investment income	$614,996	$574,628	$541,505
1Includes amounts for the occupancy of company-owned property of $8,541, $8,999 and $9,106 in 2021, 2020, and 2019, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2021 and 2020, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 110 and 83, respectively, and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee was $21,393 and $9,756, respectively.

Fair Value Measurements
Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

NOTE 3 - INVESTMENTS, (continued)

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2021
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$—	$17	$—	$17
Total bonds	—	—	17	—	17
Common stock
Industrial and miscellaneous (unaffiliated)	452,545	—	—	—	452,545
Total common stocks	452,545	—	—	—	452,545
Other investments	27,628	—	—	—	27,628
Derivative assets
Exchange traded index call options	163,887	—	—	—	163,887
Over the counter index call options	—	63,134	—	—	63,134
Foreign currency swaps	—	460	—	—	460
Total other investments	191,515	63,594	—	—	255,109
Separate account assets	—	—	—	11,996,727	11,996,727
Total assets at fair value/net asset value	$644,060	$63,594	$17	$11,996,727	$12,704,398

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$116,099	$—	$—	$—	$116,099
Foreign currency swaps	—	227	—	—	227
Total liabilities at fair value	$116,099	$227	$—	$—	$116,326

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$1,486	$83	$—	$1,569
Total bonds	—	1,486	83	—	1,569
Common stock
Industrial and miscellaneous (unaffiliated)	373,408	—	—	—	373,408
Total common stocks	373,408	—	—	—	373,408
Other investments	24,207	—	—	—	24,207
Derivative assets
Exchange traded index call options	256,300	—	—	—	256,300
Over the counter index call options	—	60,853	—	—	60,853
Foreign currency swaps	—	—	—	—	—
Total other investments	280,507	60,853	—	—	341,360
Separate account assets	—	—	—	11,041,001	11,041,001
Total assets at fair value/net asset value	$653,915	$62,339	$83	$11,041,001	$11,757,338

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$205,572	$—	$—	$—	$205,572
Foreign currency swaps	—	551	—	—	551
Total liabilities at fair value	$205,572	$551	$—	$—	$206,123

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities
These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets
The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets
The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2021 and 2020. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets
Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

The following tables summarize changes to our financial instruments for the years ended December 31, 2021 and 2020 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2021	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2021
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$83	$12	$—	$(3)	$5	$(80)	$—	$17
Total assets	$83	$12	$—	$(3)	$5	$(80)	$—	$17

	Beginning balance at 1/1/2020	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2020
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$85	$—	$—	$—	$1	$—	$(3)	$83
Total assets	$85	$—	$—	$—	$1	$—	$(3)	$83

Transfers in and out of Level 3, during 2021 and 2020, included securities measured at lower of cost or fair value.

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value:

December 31, 2021
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$16	Vendor price	Price	36 - 36 (36)	Increase
Residential mortgage-backed securities [4]	$1	Discounted Cash Flows	Constant prepayment rate	7% - 7% (7%)	Decrease
			Constant default rate	0% - 0% (0%)	Decrease
			Loss severity	27% - 27% (27%)	Decrease
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³    Primarily collateralized by home equity.
4 Primarily subordinated tranches of non-agency residential mortgage-backed securities

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$83	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³    Primarily collateralized by home equity.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2021
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$11,092,805	$10,330,856	$—	$8,119,665	$2,973,140	$—
Preferred stocks	11,325	10,273	—	11,325	—	—
Common stocks	467,386	467,386	452,545	14,841	—	—
Mortgage loans	2,338,215	2,226,042	—	—	2,338,215	—
Cash, cash equivalents and short-term
investments	186,574	186,574	186,574	—	—	—
Loans on insurance contracts	693,190	545,818	—	—	693,190	—
Other investments	405,729	391,433	192,652	142,081	70,996	—
Investment income due and accrued	118,569	118,569	118,569	—	—	—
Separate account assets	—	11,996,727	—	—	—	11,996,727
Total financial assets	$15,313,793	$26,273,678	$950,340	$8,287,912	$6,075,541	$11,996,727

Liabilities:
Deposit-type funds	$990,510	$990,510	$—	$—	$990,510	$—
Borrowings	3,840	3,989	—	—	3,840	—
Derivative liabilities	116,326	116,326	116,099	227	—	—
Separate account liabilities	—	11,996,727	—	—	—	11,996,727
Total financial liabilities	$1,110,676	$13,107,552	$116,099	$227	$994,350	$11,996,727

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$10,723,483	$9,638,654	$—	$7,467,161	$3,256,322	$—
Preferred stocks	13,160	12,177	—	13,160	—	—
Common stocks	390,070	390,070	373,408	16,662	—	—
Mortgage loans	2,250,727	2,094,450	—	—	2,250,727	—
Cash, cash equivalents and short-term
investments	370,839	370,839	370,839	—	—	—
Loans on insurance contracts	687,007	539,975	—	—	687,007	—
Other investments	501,978	485,923	283,477	140,563	77,938	—
Investment income due and accrued	113,867	113,867	113,867	—	—	—
Separate account assets	—	11,041,001	—	—	—	11,041,001
Total financial assets	$15,051,131	$24,686,956	$1,141,591	$7,637,546	$6,271,994	$11,041,001

Liabilities:
Deposit-type funds	$1,001,005	$1,000,269	$—	$—	$1,001,005	$—
Borrowings	3,865	3,733	—	—	3,865	—
Derivative liabilities	206,123	206,123	205,572	551	—	—
Separate account liabilities	—	11,041,001	—	—	—	11,041,001
Total financial liabilities	$1,210,993	$12,251,126	$205,572	$551	$1,004,870	$11,041,001

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2021 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$248,631	$2,861	$251,492
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	248,631	2,861	251,492
Deferred tax assets non-admitted	44,951	—	44,951
Subtotal net admitted deferred tax assets	203,680	2,861	206,541
Deferred tax liabilities	41,680	76,517	118,197
Net admitted deferred tax assets/(net deferred tax liability)	$162,000	$(73,656)	$88,344

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2021 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$88,344	$—	$88,344
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$88,344	$—	$88,344
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$283,023
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$115,336	$2,861	$118,197
Deferred tax assets admitted as the result of application
of NAIC SAP	$203,680	$2,861	$206,541

The components of the net deferred tax asset/(liability) as of December 31, 2020 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$234,307	$3,851	$238,158
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	234,307	3,851	238,158
Deferred tax assets non-admitted	64,592	—	64,592
Subtotal net admitted deferred tax assets	169,715	3,851	173,566
Deferred tax liabilities	44,613	46,341	90,954
Net admitted deferred tax assets/(net deferred tax liability)	$125,102	$(42,490)	$82,612

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2020 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$82,612	$—	$82,612
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$82,612	$—	$82,612
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$249,849
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$87,103	$3,851	$90,954
Deferred tax assets admitted as the result of application
of NAIC SAP	$169,715	$3,851	$173,566

NOTE 4 - INCOME TAXES, (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2020 to December 31, 2021 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$14,324	$(990)	$13,334
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	14,324	(990)	13,334
Deferred tax assets non-admitted	(19,641)	—	(19,641)
Subtotal net admitted deferred tax assets	33,965	(990)	32,975
Deferred tax liabilities	(2,933)	30,176	27,243
Net admitted deferred tax assets/(net deferred tax liability)	$36,898	$(31,166)	$5,732

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	5,732	—	5,732
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	5,732	—	5,732
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	33,174
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	28,233	(990)	27,243
Deferred tax assets admitted as the result of application
of NAIC SAP	$33,965	$(990)	$32,975

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2021	2020
Ratio percentage used to determine recovery period and
threshold limitation above	914%	1,013%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,886,819	$1,665,660

There were no tax planning strategies utilized as of December 31, 2021 or 2020.

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2021	2020	2019
Federal	$17,359	$19,600	$31,941
Federal income tax on net capital gains	9,319	7,365	11,801
Federal income tax incurred	$26,678	$26,965	$43,742

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2021	2020	2019	from 2020	from 2019
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$172	$167	$136	$5	$31
Unearned premium reserve	515	430	389	85	41
Policyholder reserves	93,859	89,735	80,590	4,124	9,145
Investments	10,124	7,521	57	2,603	7,464
Deferred acquisition costs	75,319	70,032	67,107	5,287	2,925
Policyholder dividends accrual	1,328	1,548	1,806	(220)	(258)
Fixed assets	1	5	85	(4)	(80)
Compensation and benefits accrual	30,390	29,239	27,200	1,151	2,039
Receivables - non-admitted	16,556	14,571	13,549	1,985	1,022
Net operating loss carry-forward	260	277	294	(17)	(17)
Coinsurance/modified coinsurance transaction	—	—	12,219	—	(12,219)
Other (including items <5% of total
ordinary tax assets)	20,107	20,782	8,654	(675)	12,128
Subtotal	248,631	234,307	212,086	14,324	22,221
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	44,951	64,592	60,967	(19,641)	3,625
Admitted ordinary deferred tax assets	$203,680	$169,715	$151,119	$33,965	$18,596

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2021	2020	2019	from 2020	from 2019
Capital
Investments	$476	$1,469	$1,486	$(993)	$(17)
Real Estate	2,102	1,938	2,797	164	(859)
Other (including items <5% of total
ordinary tax assets)	283	444	660	(161)	(216)
Subtotal	2,861	3,851	4,943	(990)	(1,092)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	—	—	—	—
Admitted capital deferred tax assets	2,861	3,851	4,943	(990)	(1,092)
Admitted deferred tax assets	$206,541	$173,566	$156,062	$32,975	$17,504

Deferred tax liabilities:
Ordinary
Investments	$1,617	$3,014	$3,123	$(1,397)	$(109)
Fixed assets	2,486	2,925	3,322	(439)	(397)
Deferred and uncollected premium	17,778	17,793	18,001	(15)	(208)
Policyholder reserves	13,452	17,038	20,597	(3,586)	(3,559)
Unearned commissions	6,204	3,699	3,343	2,505	356
Other (including items <5% of total
ordinary tax liabilities)	143	144	144	(1)	—
Subtotal	$41,680	$44,613	$48,530	$(2,933)	$(3,917)

Capital
Investments	$75,747	$46,050	$35,890	$29,697	$10,160
Real estate	770	291	—	479	291
Subtotal	$76,517	$46,341	$35,890	$30,176	$10,451

Deferred tax liabilities	$118,197	$90,954	$84,420	$27,243	$6,534

Net deferred tax assets	$88,344	$82,612	$71,642	$5,732	$10,970

The change in the net admitted deferred tax assets was $5,732, $10,970 and $2,407 for the years ended December 31, 2021, 2020 and 2019, respectively. The change in non-admitted deferred tax assets of $(19,641), $3,625 and $(7,257) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2021, 2020 and 2019, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2021	2020	Change
Total gross deferred tax assets	$251,492	$238,158	$13,334
Total deferred tax liabilities	118,197	90,954	27,243
Net deferred tax asset	$133,295	$147,204	(13,909)
Tax effect of change in unrealized gains and pension liability			31,065
Change in net deferred income tax			$17,156

NOTE 4 - INCOME TAXES, (continued)

	2020	2019	Change
Total gross deferred tax assets	$238,158	$217,029	$21,129
Total deferred tax liabilities	90,954	84,420	6,534
Net deferred tax asset	$147,204	$132,609	14,595
Tax effect of change in unrealized gains and pension liability			3,728
Calvert deferred tax asset from dissolution			(651)
Change in net deferred income tax			$17,672

	2019	2018	Change
Total gross deferred tax assets	$217,029	$210,883	$6,146
Total deferred tax liabilities	84,420	73,424	10,996
Net deferred tax asset	$132,609	$137,459	(4,850)
Tax effect of change in unrealized gains and pension liability			25,349
Change in net deferred income tax			$20,499

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Net gain from operations before income taxes	$106,544	$67,641	$101,784
Net realized capital gains before income taxes	26,620	38,066	36,222
Deferred reinsurance gain (loss), net	(2,832)	(3,643)	35,649
Change in reserve on account of change in valuation basis	—	5,820	—
Change in pension liability	117	—	—
Change in unauthorized reinsurance	(12)	—	—
Total pre-tax statutory income	130,437	107,884	173,655
Change in non-admitted assets	(9,453)	(4,868)	8,450
IMR amortization	(9,487)	(8,861)	(8,581)
Affordable Care Act assessment	—	14,556	—
Tax-exempt income	(28,681)	(22,785)	(24,932)
Dividends received deduction	—	—	(5,000)
Subsidiary conversion to single member LLC	—	(7,014)	—
Realized gain on dissolution of subsidiary	—	(2,994)	—
Non-deductible expense	2,730	2,691	4,223
Other	1,202	2,368	2,392
Subtotal	86,748	80,977	150,207
Statutory tax rate	0.21	0.21	0.21
Subtotal	18,217	17,005	31,543
Tax credits	(8,695)	(7,712)	(8,300)
Total statutory income taxes	$9,522	$9,293	$23,243

Federal and foreign income tax incurred	$26,678	$26,965	$43,742
Change in deferred income tax	(17,156)	(17,672)	(20,499)
Total statutory income taxes	$9,522	$9,293	$23,243

The Company has no foreign tax credit carryovers to subsequent years.

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2021, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net operating loss	$1,237	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $14,859, $18,002, $14,820 for the tax years 2021, 2020, 2019, respectively.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company
Ameritas Investment Partners, Inc.
Ameritas Life Insurance Corp.
Ameritas Life Insurance Corp. of New York

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2021 and 2019, the Company received a return of capital of $1,700 and $1,000, respectively, from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

In 2020, the Company made a capital contribution of $7,550 to its wholly owned subsidiary, AIC.

In 2019, the Company received a cash dividend $5,000 from its wholly owned subsidiary, Calvert, which was recorded in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

In 2019, the Company made a capital contribution of $30,000 to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

The Company's variable life and annuity products are distributed through AIC, an affiliated company. Policies placed by this affiliate generated commission and general insurance expense of $26,047, $24,766 and $16,750 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2021 and 2020, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2021	2020
Ameritas Holding Company	$(3,927)	$(3,563)
Ameritas Life Insurance Corp. of New York	1,837	4,981
Ameritas Investment Company, LLC	580	940
Ameritas Investment Partners, Inc.	1,072	767
Griffin Realty, LLC	—	5
Variable Contract Agency, LLC	—	—
Ameritas Advisory Services, LLC	685	—
Dental Select	(60)	1,756
BlueStar Retirement Services, LLC	242	—
Total	$429	$4,886

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $2,455, $32,957 and $31,076 for the years ended December 31, 2021, 2020 and 2019, respectively.

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $18,434, $16,484 and $15,686 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2021 and 2020.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2021	2020	2019
Benefit obligation at beginning of year	$49,302	$46,603	$44,448
Service cost	35	38	209
Interest cost	966	1,437	1,813
Actuarial gain (loss)	(1,458)	4,781	3,742
Benefits paid	(4,707)	(4,734)	(3,609)
Business combinations, divestitures, curtailments,
settlements and special termination benefits	—	1,177	—
Benefit obligation at end of year	$44,138	$49,302	$46,603

	Pension Benefits
	2021	2020	2019
Fair value of plan assets at beginning of year	$—	$—	$—
Reporting entity contribution	4,707	4,734	3,609
Benefits paid	(4,707)	(4,734)	(3,609)
Fair value of plan assets at end of year	$—	$—	$—

	Pension Benefits
	2021	2020	2019
Components:
Accrued benefit costs	$40,739	$44,372	$41,946
Liability for pension benefits	3,399	4,930	4,657
Assets and liabilities recognized:
Liabilities recognized	44,138	49,302	46,603
Unrecognized liabilities	3,399	4,930	4,657

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2021	2020	2019
Service cost	$35	$38	$209
Interest cost	966	1,437	1,813
Amount of recognized losses	74	4,625	2,019
Total net periodic benefit cost	$1,075	$6,100	$4,041

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2021	2020	2019
Items not yet recognized as a component of net periodic cost - prior year	$4,930	$4,657	$13,762
Net gain (loss) arising during the period	(1,457)	4,781	3,742
Net loss recognized	(74)	(4,508)	(2,019)
Cumulative change in amortization method applied[1]	—	—	(10,828)
Items not yet recognized as a component of net
periodic cost - current year	$3,399	$4,930	$4,657
1Effective January 1, 2019, the Company elected to change its method for amortizing the actuarial gains and losses to the minimum corridor method. This changed the unrecognized actuarial gains and losses to recognize all gains and losses outside of the 10% corridor cumulative upon the election date. All amounts remain components of unassigned surplus under either method of amortization.

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2021	2020	2019
Net recognized gains	$3,399	$4,930	$4,657

The weighted-average assumptions are as follows:

	Pension Benefits
	2021	2020	2019
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	2.98%	3.14%	4.23%
Rate of compensation increase	1.79%	1.77%	4.47%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	2.14%	2.98%	3.14%
Rate of compensation increase	1.81%	1.79%	1.77%

Future expected pension benefit payments are as follows:

Year	Amount
2022	$4,697
2023	$4,256
2024	$3,813
2025	$3,703
2026	$3,589
2027-2031	$16,153

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

	December 31
	2021	2020
Accumulated benefit obligation	$44,138	$49,287

Projected benefit obligation (PBO)	$44,138	$49,302
Funded status (PBO - Plan assets)	$44,138	$49,302

Unrecognized items:
Unrecognized losses, net of tax	$2,685	$3,895
Total unrecognized items, net of tax	$2,685	$3,895

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. There were no expenses recognized for the Plan funding.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2021, 2020 and 2019.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $15,013, $14,717 and $12,791 in 2021, 2020 and 2019, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $197,477 in dividends in 2022, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2021, 2020 and 2019.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2021	2020	2019
Unrealized capital gains, net of taxes	$171,082	$23,160	$16,327
Non-admitted asset values	(123,789)	(133,978)	(138,241)
Asset valuation reserve	(295,155)	(251,837)	(214,022)

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2021, 2020 and 2019 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,958 and $49,949 at December 31, 2021 and 2020, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2021 is $102,466. There has been not been any principal paid during the life of the Notes as of December 31, 2021. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash of $50,000 was received upon issuance and was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2021 and 2020, respectively, the Company had outstanding agreements to fund mortgages totaling $86,932 and $114,711. In addition at December 31, 2021 and 2020, respectively, the Company has committed to invest $332,803 and $272,249 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2021 and 2020, the Company had FHLB lines of credit available up to $433,142 and $307,377, respectively, if an immediate liquidity need would arise. The Company had no outstanding balance as of December 31, 2021 and 2020 related to these lines of credit.

Guaranty Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2021, 2020 and 2019 the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $3,664 and $4,034 at December 31, 2021 and 2020, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2021 and 2020, the Company had a related receivable of $2,710 and $3,013, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2021 and 2020 are as follows:

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

	2021	2020
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$6,320	$7,316
Decreases during the year
Premium tax offset applied	(1,066)	(1,133)
Charge off of estimated premium tax offset	(318)	(320)
	(1,384)	(1,453)
Increases during the year
Assessments paid	165	457
	165	457
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$5,101	$6,320

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2021 and 2020 are summarized below. The discount rate applied was 3.0% and 3.5% for December 31, 2021 and 2020, respectively.

	December 31, 2021
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,567	$3,288	$5,389	$2,360

	December 31, 2021
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

	December 31, 2020
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,175	$2,487	$5,112	$1,578

	December 31, 2020
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Litigation and Regulatory Examination
From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2021 and 2020.

Uncollectibility of Assets
The Company had admitted assets of $13,187 and $11,317 at December 31, 2021 and 2020, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The loss from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the years ended December 31:

	2021	2020	2019
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$(829)	$(1,393)	$(2,979)
Net loss from operations	$(829)	$(1,393)	$(2,979)

Total claim payment volume	$180,138	$152,945	$193,120

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2021	2020	2019
Gross reimbursement for medical cost incurred	$28,857	$28,226	$27,605
Other income or expenses (including interest paid to or received from plans)	8,595	7,462	7,388
Gross expenses incurred (claims and administrative)	27,262	24,297	23,507
Net gain from operations	$10,190	$11,391	$11,486

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,166, $4,737 and $4,396 in 2021, 2020 and 2019, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $33, $621, and $585 in 2021, 2020 and 2019, respectively.

NOTE 10 - LEASES, (continued)

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2021:

Calendar Year	Amount
2022	$2,175
2023	1,440
2024	913
2025	552
2026 and thereafter	1,102
Total	$6,182

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, DXC Technology Company (DXC) for which direct premiums written exceed 5% of total capital and surplus. DXC writes ordinary life and individual annuity business and does not have an exclusive contract. DXC has been granted the authority for claims payment, claims adjustment, reinsurance ceding, binding authority, premium collection and underwriting. The total amount of direct premiums written by DXC was $267,540, $271,184 and $248,018 for the years ended December 31, 2021, 2020 and 2019, respectively. For the years ended December 31, 2020 and 2019, the Company had a third-party administrator, Association Member Benefit Advisors Ltd (AMBA), which wrote group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority, premium collection and underwriting, for which direct premiums exceeded 5% of total capital and surplus. The total amount of direct premiums written by AMBA was $96,425 and $88,252 for the years ended December 31, 2020 and 2019, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $504,670, $518,344 and $491,627 for the years ended December 31, 2021, 2020 and 2019, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit
Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $124,467 and $118,126 and cash of $2,136 and $7,168 at December 31, 2021 and 2020, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2021 and through March 25, 2022, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. The Company has exposure to one reinsurer that is under an order of rehabilitation where a loss is likely for ceded business. The Company recorded a contingency liability of $14,613 and $16,664 at December 31, 2021 and 2020, respectively, on the Balance Sheets - Statutory Basis. The Company also adjusted its other reinsurance receivables included in Other admitted assets and Reserve for unpaid claims in the Balance Sheets - Statutory Basis due to our analysis of collectability. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

NOTE 14 - REINSURANCE, (continued)

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2021	2020	2019
Assumed[1]	$109,582	$109,062	$110,358
Ceded	(267,198)	(252,021)	(253,164)
Reinsurance premiums, net	$(157,616)	$(142,959)	$(142,806)
¹ Includes modco reinsurance premiums of $7,041 in 2019. There were no modco reinsurance premiums in 2021 and 2020.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2021, 2020 and 2019.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Under the agreement, the Company ceded $40,879 of reserves to the third party.  This agreement included an in-force block of business, which was accounted for in accordance with NAIC SAP, and that required any increase in surplus, net of federal income taxes of $4,318, on in-force business issued prior to the effective date of the agreement to be identified separately and included as a direct item to surplus by the ceding company.  As a result of this agreement there was $36,560 recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2019. Amortization of $2,832 and $3,643, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2021 and 2020, respectively.

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2021 and 2020, invested assets of $1,117,422 and $1,129,363, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 4.1% and 4.4% of the Company’s admitted assets at December 31, 2021 and 2020, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2021	2020	2019
Total reserve for unpaid claims at January 1	$316,765	$284,339	$278,529
Less reinsurance assumed	(18,267)	(17,354)	(17,238)
Plus reinsurance ceded	172,907	151,501	147,259
Direct balance	471,405	418,486	408,550

Incurred related to:
Current year	777,744	618,972	611,690
Prior year	2,986	13,035	1,803
Total incurred	780,730	632,007	613,493

Paid related to:
Current year	645,529	495,754	520,536
Prior year	90,184	83,334	83,021
Total paid	735,713	579,088	603,557

Direct balance	516,422	471,405	418,486
Plus reinsurance assumed	18,121	18,267	17,354
Less reinsurance ceded	(189,189)	(172,907)	(151,501)
Total reserve for unpaid claims at December 31	$345,354	$316,765	$284,339

As a result of unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses increased by $2,986, $13,035, and $1,803 for the years ended December 31, 2021, 2020, and 2019, respectively. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2021.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2021	2020	2019
Paid assumed reinsurance claims	$81,375	$67,813	$74,081
Incurred assumed reinsurance claims	$81,229	$68,726	$74,197

Paid ceded reinsurance claims	$29,287	$24,203	$21,608
Incurred ceded reinsurance claims	$45,569	$45,609	$25,850

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2021 and 2020, respectively, the Company had $3,427,643 and $4,437,411 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $28,240 and $31,786 at December 31, 2021 and 2020, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,632,630	—	1,632,630	23.6%
At fair value	—	2,823,648	2,823,648	40.8%
Total with adjustment or at fair value	1,632,630	2,823,648	4,456,278	64.4%
At book value without adjustment
(minimal or no charge)	2,097,258	—	2,097,258	30.3%
Not subject to discretionary withdrawal	368,460	—	368,460	5.3%
Total gross	4,098,348	2,823,648	6,921,996	100.0%
Reinsurance ceded	272,328	—	272,328
Total individual annuity reserves	$3,826,020	$2,823,648	$6,649,668
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$160,832	$—	$160,832

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,030,790	$—	$1,030,790	12.0%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	7,371,957	7,371,957	86.0%
Total with adjustment or at fair value	1,030,790	7,371,957	8,402,747	98.0%
At book value without adjustment
(minimal or no charge)	130,039	—	130,039	1.5%
Not subject to discretionary withdrawal	38,335	—	38,335	0.5%
Total gross	1,199,164	7,371,957	8,571,121	100.0%
Reinsurance ceded	9,840	—	9,840
Total group annuity reserves	$1,189,324	$7,371,957	$8,561,281
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$220,205	$—	$220,205	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	587,451	587,451	37.2%
Total with adjustment or at fair value	220,205	587,451	807,656	51.2%
At book value without adjustment
(minimal or no charge)	255,287	—	255,287	16.2%
Not subject to discretionary withdrawal	515,442	—	515,442	32.6%
Total gross	990,934	587,451	1,578,385	100.0%
Reinsurance ceded	424	—	424
Total deposit-type funds	$990,510	$587,451	$1,577,961
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—
Total annuity reserves and deposit-type funds	$6,005,854	$10,783,056	$16,788,910

	2020
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,360,160	—	1,360,160	21.5%
At fair value	—	2,615,241	2,615,241	41.3%
Total with adjustment or at fair value	1,360,160	2,615,241	3,975,401	62.8%
At book value without adjustment
(minimal or no charge)	1,974,097	—	1,974,097	31.2%
Not subject to discretionary withdrawal	379,297	—	379,297	6.0%
Total gross	3,713,554	2,615,241	6,328,795	100.0%
Reinsurance ceded	205,195	—	205,195
Total individual annuity reserves	$3,508,359	$2,615,241	$6,123,600
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$199,787	$—	$199,787

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2020
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,060,077	$—	$1,060,077	13.3%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	6,733,259	6,733,259	84.5%
Total with adjustment or at fair value	1,060,077	6,733,259	7,793,336	97.8%
At book value without adjustment
(minimal or no charge)	136,360	—	136,360	1.7%
Not subject to discretionary withdrawal	40,970	—	40,970	0.5%
Total gross	1,237,407	6,733,259	7,970,666	100.0%
Reinsurance ceded	11,189	—	11,189
Total group annuity reserves	$1,226,218	$6,733,259	$7,959,477
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$222,931	$—	$222,931	13.7%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	626,595	626,595	38.5%
Total with adjustment or at fair value	222,931	626,595	849,526	52.2%
At book value without adjustment
(minimal or no charge)	260,689	—	260,689	16.0%
Not subject to discretionary withdrawal	517,086	—	517,086	31.8%
Total gross	1,000,706	626,595	1,627,301	100.0%
Reinsurance ceded	437	—	437
Total deposit-type funds	$1,000,269	$626,595	$1,626,864
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—
Total annuity reserves and deposit-type funds	$5,734,846	$9,975,095	$15,709,941

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)
The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2021	2020
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$4,994,138	$4,713,646
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,206	20,931
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	990,510	1,000,269
	6,005,854	5,734,846
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	10,195,605	9,348,500
Exhibit 4, Line 9, Column 1	587,451	626,595
Total	$16,788,910	$15,709,941

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2021
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,104,614	$1,104,077	$1,110,275	$—	$—	$—
Universal life with secondary guarantees	754,886	624,483	1,201,317	—	—	—
Indexed universal life	14,132	14,124	14,203	—	—	—
Indexed universal life with secondary guarantees	889,324	725,223	796,088	—	—	—
Other permanent cash value life insurance	—	1,510,716	2,682,080	—	—	—
Variable universal life	142,289	1,327,907	151,820	1,194,339	—	1,191,320
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	529,869	XXX	XXX	—
Accidental death benefits	XXX	XXX	322	XXX	XXX	—
Disability - active lives	XXX	XXX	30,350	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,807	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	28,782	XXX	XXX	—
Total gross	2,905,245	5,306,530	6,569,913	1,194,339	—	1,191,320
Reinsurance ceded	—	—	634,344	—	—	—
Total life reserves	$2,905,245	$5,306,530	$5,935,569	$1,194,339	$—	$1,191,320

	2020
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,136,735	$1,135,633	$1,142,426	$—	$—	$—
Universal life with secondary guarantees	754,756	616,907	1,167,324	—	—	—
Indexed universal life	13,490	13,467	13,521	—	—	—
Indexed universal life with secondary guarantees	704,520	562,964	624,670	—	—	—
Other permanent cash value life insurance	—	1,448,972	2,626,565	—	—	—
Variable universal life	145,147	1,176,326	154,228	1,043,274	—	1,036,937
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	527,047	XXX	XXX	—
Accidental death benefits	XXX	XXX	337	XXX	XXX	—
Disability - active lives	XXX	XXX	27,990	XXX	XXX	—
Disability - disabled lives	XXX	XXX	25,146	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	32,424	XXX	XXX	—
Total gross	2,754,648	4,954,269	6,341,678	1,043,274	—	1,036,937
Reinsurance ceded	—	—	635,302	—	—	—
Total life reserves	$2,754,648	$4,954,269	$5,706,376	$1,043,274	$—	$1,036,937

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2021	2020
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$5,878,162	$5,648,860
Exhibit 5, Accidental Death Benefits Section, Total (net)	305	319
Exhibit 5, Disability - Active Lives Section, Total (net)	14,229	12,254
Exhibit 5, Disability - Disabled Lives Section, Total (net)	16,769	17,200
Exhibit 5, Miscellaneous Reserves Section, Total (net)	26,104	27,743
	5,935,569	5,706,376
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,191,320	1,036,937
	1,191,320	1,036,937
Total	$7,126,889	$6,743,313

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2021		2020
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$5,425	$342	$2,960	$435
Ordinary renewal	40,186	56,091	46,963	62,754
Group life	1	1	1	1
Total	$45,612	$56,434	$49,924	$63,190

NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2021, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2021 and 2020 the Company’s Separate Account Statements included legally insulated assets of $11,996,727 and $11,041,001, respectively.

The Company does not engage in securities lending transactions within the separate account.

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2021	2020	2019
For the year ended December 31:
Premiums, considerations or deposits	$1,281,793	$1,083,406	$1,199,605
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$11,974,376	$11,012,032

Reserves subject to discretionary withdrawal:
At fair value	$11,974,376	$11,012,032
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$11,974,376	$11,012,032

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2021	2020	2019
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts[1]	$1,228,829	$1,021,476	$1,216,392
Transfers from the separate accounts	(1,700,163)	(1,620,718)	(1,366,268)
Net transfers from the separate accounts	(471,334)	(599,242)	(149,876)
Reconciling adjustments:
Other	—	—	5
Assumption reinsurance	—	—	(70,910)
Deposit-type contracts assumption reinsurance	(1)	—	(36,854)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$(471,335)	$(599,242)	$(257,635)
1Includes assumption reinsurance transfers to the separate accounts of $0, $0, $107,764 in 2021, 2020 and 2019, respectively.

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

At December 31, 2021 the Company recorded charges for impairments related to a ceded reinsurer under rehabilitation. Certain reclassifications have been made to these financial statements from those filed with the Nebraska Department of Insurance and the audited financial statements as follows. There was no impact on Total Liabilities, Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Reserves for life, accident and health policies	$11,372,768	$13,466	$11,386,234
Other liabilities	476,090	(13,466)	462,624

Change in reserves for life, accident and health policies	536,093	(2,252)	533,841
General insurance expenses	488,695	2,252	490,947

PART C

OTHER INFORMATION

Item 30.	Exhibits

Exhibit Number		Description of Exhibit
(a)	(1)

Resolution of Board of Directors of Ameritas Variable Life Insurance Company establishing Ameritas Variable Life Insurance Company Separate Account V. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A1.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(a)	(2)

Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account V to Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-142483, filed May 1, 2007, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000018/medley-exh1b.txt

(b)		Custody Agreements. Not Applicable
(c)	(1)

Fifth Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-233977, filed February 26, 2020, EX.99.C1.

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(c)	(2)

Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-142494 filed on January 28, 2021, EX(c)(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc2-286.htm

(c)	(3)

Networking Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-142494 filed on January 28, 2021, EX(c)(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc3-286.htm

(d)	(1)

Form of Policy. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-233986, filed September 27, 2019, EX-99.D.

https://www.sec.gov/Archives/edgar/data/783402/000078340219000025/policy_ex-d.htm

(d)	(2)	Form of Policy Riders and Endorsements.
		(A)

Accelerated Benefit Rider for Terminal Illness. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2A.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2a.htm

(d)	(2)	(B)

Accidental Death Benefit Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2B.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2b.htm

		(C)

Children's Insurance Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2D.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2d.htm

		(D)

Guaranteed Insurability Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2E.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2e.htm

Exhibit Number		Description of Exhibit
(E)

Insurance Exchange Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2F.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2f.htm

(F)

Paid-Up Life Insurance Benefit Endorsement. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2G.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2g.htm

(G)

Scheduled Increase Rider for the Insured. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2H.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2h.htm

(H)

Total Disability Benefit Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2K.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2k.htm

(I)

Waiver of Monthly Deduction Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2L.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2l.htm

(e)

Form of Application. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-233986, filed September 27, 2019, EX-99.E.

https://www.sec.gov/Archives/edgar/data/783402/000078340219000025/application_ex-e.htm

(f)	(1)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration Statement No. 333-182090, filed April 22, 2014, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(f)	(2)	Amended and Restated By-Laws of Ameritas Life Insurance Corp. Exhibit (f)(2), filed herein.
(g)		Reinsurance Agreements.
	(1)	Munich American Reassurance Company. Portions of the exhibit have been omitted. Exhibit (g)(1), filed herein.
	(2)	RGA Reinsurance Company. Portions of the exhibit have been omitted. Exhibit (g)(2), filed herein.
	(3)	SCOR Global Life USA Reinsurance Company. Portions of the exhibit have been omitted. Exhibit (g)(3), filed herein.
	(4)	Swiss Re Life & Health America Inc. Portions of the exhibit have been omitted. Exhibit (g)(4), filed herein.
(h)		Participation Agreements.
(1)

AIM/Invesco. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H1.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-1.txt

(2)

Alger. Incorporated by reference to Ameritas Variable Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed January 17, 1997, EX-99.A8B.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-97-000001.txt

(3)

Alps. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483, filed April 18, 2011, EX-99.H(2).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8b.txt

(4)

American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-2.txt

Exhibit Number		Description of Exhibit
(5)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

(6)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483, filed April 18, 2011, EX.99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration Statement No. 333-205138, filed February 24, 2017, EX 8(a)(3).

https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(7)

DWS Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

(8)

Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(9)

Franklin Templeton. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151913, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh3.txt

(10)

Ivy Funds. Incorporated by reference to Carillon Life Account Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914, filed November 12, 2008, EX.99.H.4.

https://www.sec.gov/Archives/edgar/data/948443/000094844308000023/ucexcelperf-h4.txt

(11)

MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(12)

MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 Initial Registration Statement for File No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

(13)

MFS Variable Insurance Trust III. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.15.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a15.htm

(14)

Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(15)

Neuberger Berman. Incorporated by reference to Ameritas Variable Separate Account VA Form N-4 Initial Registration Statement for File No. 333-91670, filed July 1, 2002, EX-99.8d.

https://www.sec.gov/Archives/edgar/data/1175163/000117516302000002/alloc2000aexh8.txt

(16)

Oppenheimer. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151913, filed November 12, 2008, EX.99.H.4.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh4.txt

(17)

PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(18)

T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt

(19)

Third Avenue. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.6.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-6.txt

Exhibit Number		Description of Exhibit
(i)		Administrative Contracts.
	(1)	Fourth Amended and Restated General Administrative Services Agreement. Exhibit (i)(1), filed herein.
(2)

Research Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration Statement No. 333-182090, filed August 16, 2013, EX-99.H.

https://www.sec.gov/Archives/edgar/data/814848/000081484813000064/ovmedley485b-141ex8.htm

(3)

Amendment to Research Services Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151912, filed February 24, 2016, EX-99.i(5).

https://www.sec.gov/Archives/edgar/data/933094/000093309416000036/amadvisorvul485a-46_exi5.htm

(j)		Other Material Contracts: Powers of Attorney. Exhibit (j), filed herein.
(k)		Legal Opinion. Exhibit (k), filed herein.
(l)		Actuarial Opinion. Not applicable.
(m)		Calculation. Not applicable.
(n)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit (n), filed herein
(o)		No financial statements are omitted from Item 28.
(p)		Initial Capital Agreements. Not applicable.
(q)

Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151913, filed November 12, 2008, EX.99.Q.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhq.txt

(r)		Form of Initial Summary Prospectuses. Not applicable.

Item 31.	Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

William W. Lester	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
John S. Dinsdale	Director
Ann M. Frohman	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Oris R. Stuart, III	Director
Rohit Verma	Director
Ryan C. Beasley	Executive Vice President, Individual
Laura A. Fender	Senior Vice President, Controller
Patrick D. Fleming	Senior Vice President, Distribution & National Partners, Group
Jeffrey C. Graves	Senior Vice President, Agency & Field Distribution
Karen M. Gustin	Executive Vice President, Group
Kelly J. Halverson	Senior Vice President, Chief Actuary & Underwriting, Individual
Gerald Q. Herbert	Senior Vice President, Risk & Compliance
Robert M. Jurgensmeier	Executive Vice President, Independent Distribution & Investments
James M. Kais	Executive Vice President, Retirement Plans
Brent F. Korte	Senior Vice President, Chief Marketing Officer
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President, Chief Investment Officer
Shreejit R. Nair	Senior Vice President, Information Technology
Christine M. Neighbors	Senior Vice President, General Counsel & Corporate Secretary
April L. Rimpley	Senior Vice President, Human Resources
David A. Voelker	Senior Vice President, Individual Operations
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President, Chief Technology and Transformation Officer
Kelly J. Wieseler	Senior Vice President, Chief Actuary & Underwriting, Group
Susan K. Wilkinson	Executive Vice President, Chief Financial Officer & Treasurer

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 32.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer
Variable Contract Agency, LLC (NE)	insurance agency
Ameritas Advisory Services, LLC (NE)	investment adviser
Ameritas BlueStar Retirement Services, LLC (FL)	recordkeeper and third party administrator
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
Select Benefits Group, LLC dba Dental Select (UT)	third party administrator

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations.

Ameritas Life Insurance Corp. filed a consolidated financial statement which includes its subsidiaries.

Ownership is 100% by the parent company.

Item 33.	Indemnification

Ameritas Life Insurance Corp.'s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a Director, Officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 9.01 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former Director, Officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 9.01. Such determination shall be made, with respect to a person who is a Director or Officer at the time of such determination (1) by a majority vote of the Directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such Directors designated by majority vote of such Directors, even though less than a quorum, or (3) if there are no such Directors, or if such Directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former Officer, Director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former Officer, Director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of shareholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, Officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Item 34.	Principal Underwriter

a)     Ameritas Investment Company, LLC ("AIC") serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Separate Account V, as well as Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account. AIC also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account.

b)     The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Company, LLC.

Name and Principal	Positions and Offices
Business Address	With Underwriter
Ryan C. Beasley*	Director, Chair
James M. Kais*	Director
Brent F. Korte*	Director
Susan K. Wilkinson*	Director
Matthew J. Kinsella*	Vice President, Chief Compliance Officer
Christine M. Neighbors*	Secretary

* Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Company, LLC	$2,634,138	$0	$0	$403,921

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 35.	Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 36.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 37.	Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 26th day of April, 2022.

AMERITAS VARIABLE SEPARATE ACCOUNT V, Registrant

By: /s/ William W. Lester*
Director, Chair, President & Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ William W. Lester*
Director, Chair, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2022.

SIGNATURE	TITLE

William W. Lester *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
John S. Dinsdale *	Director
Ann M. Frohman *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Oris R. Stuart, III *	Director
Rohit Verma *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Susan K. Wilkinson *	Executive Vice President, Chief Financial Officer & Treasurer
Laura A. Fender *	Senior Vice President, Controller
Christine M. Neighbors *	Senior Vice President, General Counsel & Corporate Secretary

/s/ Morgan B.S. Lorenzen
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel

*	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of December 26, 2021.

Exhibit Index

Exhibit

(f)(2)	Amended and Restated By-Laws of Ameritas Life Insurance Corp.

(g)(1)	Reinsurance Agreement. Munich American Reassurance Company. Portions of the exhibit have been omitted.

(g)(2)	Reinsurance Agreement. RGA Reinsurance Company. Portions of the exhibit have been omitted.

(g)(3)	Reinsurance Agreement. SCOR Global Life USA Reinsurance Company. Portions of the exhibit have been omitted.

(g)(4)	Reinsurance Agreement. Swiss Re Life & Health America Inc. Portions of the exhibit have been omitted.

(i)(1)	Administrative Contracts. Fourth Amended and Restated General Administrative Services Agreement

(j)	Other Material Contracts: Powers of Attorney

(k)	Legal Opinion

(n)	Consents of Independent Auditors and Independent Registered Public Accounting Firm